     As Filed with the Securities and Exchange Commission on April 25, 2005

                                                             File Nos. 333-54464
                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Pre-Effective Amendment No.        [ ]

                        Post-Effective Amendment No. 11    [X]

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                        Amendment No. 186                  [X]

                        (Check Appropriate Box or Boxes)


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (Name of Depositor)


22 Corporate Plaza Drive, Newport Beach, California                     92660
(Address of Depositor's Principal Executive Offices)                  (Zip Code)



              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752


                     (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                     MetLife Investors USA Insurance Company
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                  (949) 629-1317

                                   Copies to:

                                W. Thomas Conner
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                              Washington, DC 20004
                                  (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 1, 2005 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                                                 -THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                                        METLIFE INVESTORS USA INSURANCE COMPANY


                                                                             AND


                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                                                       SERIES VA


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company
(MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 29 investment choices a fixed account which offers an interest rate which is guaranteed by us, and 28 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.



MET INVESTORS SERIES TRUST (CLASS B):
     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
       (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.
(CLASS B OR CLASS E, AS NOTED):

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio

     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):
     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.

May 1, 2005


                                       1



To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 48 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

o  are not bank deposits
o  are not FDIC insured
o  are not insured by any federal government agency
o  are not guaranteed by any bank or credit union
o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005


                                       2


TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................................        4
HIGHLIGHTS .............................................        5
FEE TABLES AND EXAMPLES ................................        6
1. THE ANNUITY CONTRACT ................................       12
     Market Timing .....................................       12
2. PURCHASE ............................................       12
     Purchase Payments .................................       12
     Termination for Low Account Value .................       13
     Allocation of Purchase Payments ...................       13
     Free Look .........................................       13
     Accumulation Units ................................       14
     Account Value .....................................       14
     Replacement of Contracts ..........................       14
3. INVESTMENT OPTIONS ..................................       15
     Transfers .........................................       16
     Dollar Cost Averaging Programs ....................       19
     Three Month Market Entry Program ..................       20
     Automatic Rebalancing Program .....................       20
     Description of the MetLife Asset Allocation
       Program .........................................       21
     Voting Rights .....................................       21
     Substitution of Investment Options ................       21
4. EXPENSES ............................................       22
     Product Charges ...................................       22
     Account Fee .......................................       22
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........................       22
     Guaranteed Withdrawal Benefit - Rider Charge ......       23
     Withdrawal Charge .................................       23
     Reduction or Elimination of the Withdrawal
       Charge ..........................................       24
     Premium and Other Taxes ...........................       24
     Transfer Fee ......................................       25
     Income Taxes ......................................       25
     Investment Portfolio Expenses .....................       25
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................       25
     Annuity Date ......................................       25
     Annuity Payments ..................................       25
     Annuity Options ...................................       26
     Guaranteed Minimum Income Benefit .................       27
     Description of GMIB II ............................       27
     Description of GMIB Plus ..........................       29
     Description of GMIB I .............................       30
     GMIB and Qualified Contracts ......................       32


6. ACCESS TO YOUR MONEY ................................       32
     Systematic Withdrawal Program .....................       33
     Guaranteed Withdrawal Benefit .....................       33
     Suspension of Payments or Transfers ...............       36
7. PERFORMANCE .........................................       36
8. DEATH BENEFIT .......................................       36
     Upon Your Death ...................................       36
     Standard Death Benefit - Principal Protection .....       37
     Optional Death Benefit - Annual Step-Up ...........       37
     Optional Death Benefit - Compounded-Plus ..........       37
     Additional Death Benefit - Earnings Preservation
       Benefit .........................................       38
     General Death Benefit Provisions ..................       39
     Spousal Continuation ..............................       39
     Death of the Annuitant ............................       40
     Controlled Payout .................................       40
9. FEDERAL INCOME TAX STATUS ...........................       40
     Taxation of Non-Qualified Contracts ...............       40
     Taxation of Qualified Contracts ...................       42
     Foreign Tax Credits ...............................       44
     Possible Tax Law Changes ..........................       44
10. OTHER INFORMATION ..................................       45
     MetLife Investors USA .............................       45
     The Separate Account ..............................       45
     Distributor .......................................       45
     Selling Firms .....................................       46
     Requests and Elections ............................       46
     Ownership .........................................       47
     Legal Proceedings .................................       48
     Financial Statements ..............................       48
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................       48
APPENDIX A .............................................      A-1
     Condensed Financial Information ...................      A-1
APPENDIX B .............................................      B-1
     Participating Investment Portfolios ...............      B-1
APPENDIX C .............................................      C-1
     EDCA Examples with Multiple Purchase Payments......      C-1
APPENDIX D .............................................      D-1
     Guaranteed Minimum Income Benefit Examples ........      D-1
APPENDIX E .............................................      E-1
     Guaranteed Withdrawal Benefit Examples ............      E-1


                                       3

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value..............................................................14
Accumulation Phase.........................................................12
Accumulation Unit..........................................................14
Annuitant..................................................................48
Annuity Date...............................................................25
Annuity Options............................................................26
Annuity Payments...........................................................25

Annuity Units..............................................................26

Beneficiary................................................................47

Benefit Base...............................................................33
Business Day...............................................................13

Fixed Account..............................................................12

Guaranteed Principal Option................................................29
Guaranteed Withdrawal Amount...............................................33
Income Base.........................................................27 and 30

Income Phase...............................................................12
Investment Portfolios......................................................15
Joint Owners...............................................................47
Owner......................................................................47
Purchase Payment...........................................................12
Separate Account...........................................................45

                                       4


HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB") or the guaranteed withdrawal benefit ("GWB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (E.G.

, a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.


                                       5


FEE TABLES AND EXAMPLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)          7%
(as a percentage of purchase
payments)
TRANSFER FEE (Note 2)               $0 (First 12 per year)
                                    $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -
Withdrawal Charge.")


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*




ACCOUNT FEE (Note 1)              $30
GUARANTEED MINIMUM
INCOME BENEFIT (GMIB PLUS,
GMIB II AND GMIB I)
RIDER CHARGE
     GMIB Plus                    0.75% of Income
                                  Base (Note 2)
     GMIB Plus                    1.50% of Income
     Upon Optional                Base (Note 2)
     Reset (maximum)
     GMIB II and                  0.50% of Income
     GMIB I                       Base (Note 2)
GUARANTEED WITHDRAWAL             0.50% of the
BENEFIT RIDER CHARGE              Guaranteed
PRIOR TO OPTIONAL RESET           Withdrawal Amount
                                  (Note 3)
GUARANTEED WITHDRAWAL             0.95% of the
BENEFIT RIDER CHARGE UPON         Guaranteed
OPTIONAL RESET (MAXIMUM)          Withdrawal Amount
                                  (Note 3)


--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -
Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 3. See "Access to Your Money - Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.

*Certain periodic fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses".)



                                       6



SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                          1.05%
Administration Charge                                 0.25%
                                                      ----
Total Separate Account Annual Expenses                1.30%
Death Benefit Rider Charges (Optional)
   (as a percentage of average account value in
   the Separate Account)
Optional Death Benefit - Annual Step-Up               0.20%
Optional Death Benefit - Compounded-Plus              0.35%
Additional Death Benefit - Earnings
   Preservation Benefit                               0.25%

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------


Total Annual Portfolio               Minimum        Maximum
                                     ----           ----
Expenses (expenses that are           0.55%          1.39%
deducted from investment
portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)**



--------------------------------------------------------------------------------
** These expenses include the estimated total annual operating expenses of the MetLife asset allocation portfolios, as well as the weighted average of the underlying investment portfolios (before applicable expense limitations) according to the allocation targets in place as of May 1, 2005.


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."


                                       7

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.





                                                           MANAGEMENT        12B-1/SERVICE
                                                              FEES                FEES
                                                          ------------      ---------------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.73%              0.25%
 Met/AIM Small Cap Growth Portfolio(1)                       0.90%              0.25%
 Goldman Sachs Mid-Cap Value Portfolio                        0.75%              0.25%
 Harris Oakmark International Portfolio(1)                   0.84%              0.25%
 Janus Aggressive Growth Portfolio(1)                         0.68%              0.25%
 Lord Abbett Bond Debenture Portfolio                        0.52%              0.25%
 Lord Abbett Growth and Income Portfolio(1)                   0.52%              0.25%
 MFS (Reg. TM) Research International Portfolio(1)           0.77%              0.25%
 Neuberger Berman Real Estate Portfolio                       0.70%              0.25%
 Oppenheimer Capital Appreciation                            0.60%              0.25%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.50%              0.25%
 PIMCO Total Return Portfolio                                0.50%              0.25%
 RCM Global Technology Portfolio                              0.90%              0.25%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.75%              0.25%
 Third Avenue Small Cap Value Portfolio                       0.75%              0.25%
 Turner Mid-Cap Growth Portfolio                             0.80%              0.25%
 Van Kampen Comstock Portfolio(2)                             0.65%              0.25%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.35%              0.25%
 Davis Venture Value Portfolio                               0.72%              0.15%
 Harris Oakmark Focused Value Portfolio                       0.73%              0.25%
 Jennison Growth Portfolio                                   0.65%              0.25%
 MetLife Stock Index Portfolio                                0.25%              0.25%
 Salomon Brothers U.S. Government Portfolio                  0.55%              0.25%



                                                                                                                     NET
                                                                                TOTAL          CONTRACTUAL          TOTAL
                                                                                ANNUAL           EXPENSE           ANNUAL
                                                              OTHER           PORTFOLIO          SUBSIDY          PORTFOLIO
                                                           EXPENSES(1)         EXPENSES        OR DEFERRAL         EXPENSE
                                                          -------------      -----------      -------------      ----------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.10%             1.08%             0.00%             1.08%
 Met/AIM Small Cap Growth Portfolio(1)                       0.14%             1.29%             0.00%             1.29%
 Goldman Sachs Mid-Cap Value Portfolio                        0.14%             1.14%             0.00%             1.14%
 Harris Oakmark International Portfolio(1)                   0.14%             1.23%             0.00%             1.23%
 Janus Aggressive Growth Portfolio(1)                         0.14%             1.07%             0.00%             1.07%
 Lord Abbett Bond Debenture Portfolio                        0.06%             0.83%             0.00%             0.83%
 Lord Abbett Growth and Income Portfolio(1)                   0.05%             0.82%             0.00%             0.82%
 MFS (Reg. TM) Research International Portfolio(1)           0.30%             1.32%             0.07%             1.25%
 Neuberger Berman Real Estate Portfolio                       0.03%             0.98%             0.00%             0.98%
 Oppenheimer Capital Appreciation                            0.10%             0.95%             0.00%             0.95%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.06%             0.81%             0.00%             0.81%
 PIMCO Total Return Portfolio                                0.06%             0.81%             0.00%             0.81%
 RCM Global Technology Portfolio                              0.01%             1.16%             0.00%             1.16%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.16%             1.16%             0.01%             1.15%
 Third Avenue Small Cap Value Portfolio                       0.07%             1.07%             0.00%             1.07%
 Turner Mid-Cap Growth Portfolio                             0.05%             1.10%             0.00%             1.10%
 Van Kampen Comstock Portfolio(2)                             0.13%             1.03%             0.00%             1.03%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.07%             0.67%             0.01%             0.66%
 Davis Venture Value Portfolio                               0.06%             0.93%             0.00%             0.93%
 Harris Oakmark Focused Value Portfolio                       0.05%             1.03%             0.00%             1.03%
 Jennison Growth Portfolio                                   0.06%             0.96%             0.00%             0.96%
 MetLife Stock Index Portfolio                                0.05%             0.55%             0.01%             0.54%
 Salomon Brothers U.S. Government Portfolio                  0.09%             0.89%             0.00%             0.89%




                                                  MANAGEMENT        12B-1/SERVICE           OTHER
                                                     FEES                FEES            EXPENSES(1)
                                                 ------------      ---------------      -------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)            0.10%              0.25%               0.36%
 MetLife Moderate Strategy Portfolio(3)              0.10%              0.25%               0.10%
 MetLife Balanced Strategy Portfolio(3)             0.08%              0.25%               0.03%
 MetLife Growth Strategy Portfolio(3)                0.08%              0.25%               0.04%
 MetLife Aggressive Strategy Portfolio(3)           0.10%              0.25%               0.17%



                                                                                                         NET TOTAL
                                                                                                          ANNUAL
                                                                                                         PORTFOLIO
                                                                                                         EXPENSES
                                                                                         NET             INCLUDING
                                                    TOTAL          CONTRACTUAL          TOTAL            ESTIMATED
                                                    ANNUAL           EXPENSE            ANNUAL          EXPENSES OF
                                                  PORTFOLIO          SUBSIDY          PORTFOLIO         UNDERLYING
                                                   EXPENSES        OR DEFERRAL         EXPENSE         PORTFOLIOS(3)
                                                 -----------      -------------      -----------      --------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)           0.71%             0.36%             0.35%              1.03%
 MetLife Moderate Strategy Portfolio(3)             0.45%             0.10%             0.35%              1.06%
 MetLife Balanced Strategy Portfolio(3)            0.36%             0.01%             0.35%              1.10%
 MetLife Growth Strategy Portfolio(3)               0.37%             0.02%             0.35%              1.15%
 MetLife Aggressive Strategy Portfolio(3)          0.52%             0.17%             0.35%              1.18%


                                       8


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2004.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.05% for the Met/AIM Mid Cap Core Equity Portfolio; 0.06% for the Met/AIM Small Cap Growth Portfolio; 0.01% for the Harris Oakmark International Portfolio; 0.07% for the Janus Aggressive Growth Portfolio; 0.02% for the Lord Abbett Growth and Income Portfolio; 0.14% for the MFS (Reg. TM) Research International Portfolio; 0.04% for the Oppenheimer Capital Appreciation Portfolio; and 0.09% for the T. Rowe Price Mid-Cap Growth Portfolio.

(2) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2005.

(3) Total Annual Portfolio Expenses for the MetLife Defensive Strategy

    Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy

    Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive

    Strategy Portfolio are annualized based on the months the portfolios were in operation in 2004. All of the portfolios commenced operations on

    November 3, 2004. Because the portfolios invest in other underlying portfolios, each portfolio also will bear its pro rata portion of the operating expenses of the underlying investment portfolios in which the portfolio invests, including the management fee, which is not reflected in the above table. The estimated expenses of the underlying portfolios

    (after applicable expense limitations) according to the allocation targets
     -----
    in place as of the date of this prospectus are: 0.68% for the MetLife

    Defensive Strategy Portfolio; 0.71% for the MetLife Moderate Strategy

    Portfolio; 0.75% for the MetLife Balanced Strategy Portfolio; 0.80% for

    the MetLife Growth Strategy Portfolio; and 0.83% for the MetLife

    Aggressive Strategy Portfolio. The estimated total annual operating expenses of the portfolios, including the weighted average of the total operating expenses of the underlying investment portfolios (before
                                                                ------
    applicable expense limitations) according to the allocation targets in place as of the date of this prospectus are: 1.39% for the MetLife Defensive Strategy Portfolio; 1.16% for the MetLife Moderate Strategy Portfolio; 1.11% for the MetLife Balanced Strategy Portfolio; 1.17% for the MetLife Growth Strategy Portfolio; and 1.35% for the MetLife Aggressive Strategy Portfolio. Therefore, contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of the portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of the target allocations.)



                                       9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). THE WEIGHTED AVERAGE (BEFORE APPLICABLE EXPENSE LIMITATIONS) OF 1.39% FOR THE METLIFE DEFENSIVE STRATEGY PORTFOLIO IS USED AS THE INVESTMENT PORTFOLIO WITH THE MAXIMUM FEES AND EXPENSES IN THE EXAMPLES BELOW. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit ("GMIB Plus") rider, assuming you elect the Optional Reset of the GMIB Plus and as a result, the GMIB Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50%, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,210.70          (a)$1,972.10          (a)$2,844.76          (a)$5,090.20
      (b)$1,127.07          (b)$1,725.65          (b)$2,442.81          (b)$4,347.95


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$410.70          (a)$1,252.10          (a)$2,304.76          (a)$5,090.20
       (b)$327.07          (b)$1,005.65          (b)$1,902.81          (b)$4,347.95



CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider or the Guaranteed Withdrawal Benefit ("GWB") rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$975.66          (a)$1,385.11          (a)$1,799.60          (a)$3,042.75
       (b)$891.56          (b)$1,132.31          (b)$1,377.77          (b)$2,199.77


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                   Time Periods
       1 year                3 years              5 years               10 years
-------------------       -------------       ---------------       ---------------
       (a)$275.66          (a)$845.11          (a)$1,439.60          (a)$3,042.75
       (b)$191.56          (b)$592.31          (b)$1,017.77          (b)$2,199.77


                                       10

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


                                       11

1. THE ANNUITY CONTRACT
This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2,
2003). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."



2. PURCHASE
PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract unless you have elected an electronic funds transfer program approved by us, in which case



                                       12


     the minimum initial purchase payment for a non-qualified contract is $500.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in



                                       13

the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:
   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. With respect to exchanges from certain of our variable annuity contracts to this contract, the account value of this contract attributable to the exchanged assets will not be subjected to any withdrawal charge or be eligible for enhanced dollar cost averaging. Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask


                                       14

your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 28 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor".) The payments are deducted from assets of



                                       15


the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.



MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     RCM Global Technology Portfolio
         (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio

     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contracts:

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the



                                       16

future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.

o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) - Description of GMIB Plus - Allocation Limitations."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The


                                       17


current pre-scheduled transfers are made in conjunction with the following:
Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the



                                       18


contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase Payment -
Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent



                                       19

purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and


                                       20


   60% to be in the Janus Aggressive Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PORTFOLIOS
-----------------------------------

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the portfolios will be rebalanced to their previously established target allocations. (See the fund prospectus for a description of the target allocations.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


                                       21

4. EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:


      Annual Step-Up Death Benefit              0.20%
      Compounded-Plus Death Benefit             0.35%
      Additional Death Benefit - Earnings
         Preservation Benefit                   0.25%

For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME
BENEFIT - RIDER CHARGE


We offer Guaranteed Minimum Income Benefit ("GMIB") riders which you can select when you purchase the contract. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.75% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If you elect an Optional Reset of the GMIB Plus rider on the third contract



                                       22


anniversary or thereafter as permitted, we may increase the GMIB Plus rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 1.50% of the income base. If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed.

For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".) For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.

The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value.

GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE

We offer a Guaranteed Withdrawal Benefit ("GWB") rider which you can select when you purchase the contract. If you elect the GWB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Access To Your Money - Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB rider charge is deducted from your account value pro rata from each investment option, the fixed account and the EDCA account in the ratio each account bears to your total account value. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person) or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed. If you elect an Optional Reset of the GWB on the 5th contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. The GWB rider charge will continue even if your Benefit Base has been reduced to zero.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program.


                                       23

Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB annuity payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability). For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home/ Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons


                                       24

and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.



5.  ANNUITY PAYMENTS
        (THE INCOME PHASE)
ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the performance of the investment portfolios you selected.


At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity



                                       25


payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.

If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status - Other Tax Issues.")


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.



                                       26


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status".)



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). Effective May 1, 2005, we offer three different versions of the Guaranteed Minimum Income Benefit, a maximum of two of which will be offered in any particular state. Please check with your financial representative on which versions are available in your state. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus (collectively these will be referenced as "GMIB"). All three versions of the GMIB are described below. You may not have this benefit and the Guaranteed Withdrawal Benefit in effect at the same time.

It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any investment portfolio, and the "income base" that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to


                                       27

     each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:


 Age at Annuitization         Guarantee Period
----------------------       -----------------
          80                         9
          81                         8
          82                         7
          83                         6
       84 and 85                     5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.


                                       28

If you exercise the GMIB II, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

Partial annuitizations are not permitted under the GMIB II.

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

    a) The 30th day following the contract anniversary on or following your 85th birthday;

    b)    The date you make a complete withdrawal of your account value;

    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.


DESCRIPTION OF GMIB PLUS

The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) you may exercise a "GUARANTEED PRINCIPAL OPTION" in which case you receive an additional amount to be added to the account value in lieu of taking GMIB payments; (2) you may be permitted to periodically reset the Annual Increase Amount; (3) you are limited to allocating your account value to certain investment choices; (4) the termination provisions are expanded; and
(5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.

GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) and

(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


                                       29


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is elected, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.

OPTIONAL RESET. On any contract anniversary on or after the third contract anniversary, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting it again. You may elect to reset the Annual Increase Amount only if (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method that we agree to, within a 30 day period prior to the applicable contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and all other requirements are met. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract.

The Optional Reset will:

(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

(3) reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1) the MetLife Defensive Strategy Portfolio,

(2) the MetLife Moderate Strategy Portfolio,

(3) the MetLife Balanced Strategy Portfolio, or

(4) the MetLife Growth Strategy Portfolio

You may also elect to participate in the enhanced dollar cost averaging program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.


DESCRIPTION OF GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value


                                       30

     caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB I, your annuity payments will be the greater of:

o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:




  Age at Annuitization                  Guarantee Period
---------------------------------       -----------------
           80                                   9
           81                                   8
           82                                   7
           83                                   6
        84 and 85                               5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB I rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o  The date you make a complete withdrawal of your account value;


o Death of the owner or death of the annuitant if a non-natural person owns the contract; or



                                       31


o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.


MetLife Investors USA currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.


When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

GMIB AND QUALIFIED CONTRACTS

The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.


Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your registered representative or tax adviser prior to electing a GMIB rider.

In view of applicable tax requirements, the GMIB riders are not available for purchase under a decedent's IRA when the owner died in or after the year in which he or she attains age 701/2.




6. ACCESS TO YOUR MONEY
You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge,

o  less any premium or other tax,

o  less any account fee, and


o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive


                                       32


the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.

o You must submit a request to our Annuity Service Center. (See "Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

GUARANTEED WITHDRAWAL BENEFIT

In states where approved, you may elect the Guaranteed Withdrawal Benefit ("GWB") as an optional rider to your contract. You may elect the GWB rider prior to age 86 at the time you purchase a contract. The GWB is a guaranteed minimum withdrawal benefit that guarantees the complete return of your purchase payments - plus a 5% bonus amount - over time. You may begin taking withdrawals immediately or at a later time. The GWB is intended to protect you against poor market performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to a specified amount as described in more detail below. However, the GWB does not establish or guarantee an account value or minimum return for any investment portfolio. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Once elected, the GWB rider cannot be terminated except as described below. You may not elect both the GWB and GMIB riders under your contract.

The GWB guarantees that, PROVIDED WITHDRAWALS OR AMOUNTS APPLIED TO AN ANNUITY OPTION DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT (THE INITIAL ANNUAL BENEFIT PAYMENT IS CURRENTLY 7% OF YOUR INITIAL PURCHASE PAYMENT PLUS THE GWB BONUS AMOUNT) IN ANY CONTRACT YEAR, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount).

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. HOWEVER, THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE DUE TO WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.

BENEFIT BASE. Your initial BENEFIT BASE is equal to the initial GUARANTEED WITHDRAWAL AMOUNT, calculated as your



                                       33


initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

The Benefit Base is equal to:

o Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

o Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

o If a Benefit Paid from your contract is not payable to the contract owner or contract owner's bank account (or annuitant's bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.

Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB rider.

GUARANTEED WITHDRAWAL AMOUNT. The initial GUARANTEED WITHDRAWAL AMOUNT is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB rider charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

OPTIONAL RESET. An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB rider charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal



                                       34


Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

o Reset the GWB rider charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

TERMINATION OF THE GWB RIDER. The GWB rider will terminate:

1.    When you take a total withdrawal of your account value;

2.    The date you apply your account value to an annuity option;

3. When your account value is not sufficient to pay the charge for this benefit (whatever account value is available will be applied to pay the annual GWB rider charge);

4. When the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person;

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person); or

6.    When the contract is terminated.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner dies, except where the beneficiary or joint



                                       35


owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

(See Appendix E for examples of the GWB.)


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB or GWB rider charge and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the guaranteed minimum income benefit or guaranteed withdrawal benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



8. DEATH BENEFIT
UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract.


                                       36


At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


                                       37

(1)    the account value; or

(2)    the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)    is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                                       38


              Benefit Percentage
Issue Age                            Percentage
-----------------------------       -----------
  Ages 69 or younger                     40%
  Ages 70-79                             25%
  Ages 80 and above                       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 701/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal



                                       39


continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.


                                       40


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 591/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement


                                       41

of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to



                                       42


FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as



                                       43


beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.

o The possibility that the exercise of the commutations feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax


                                       44

status of the contract and do not intend the above discussion as tax advice.



10. OTHER INFORMATION
METLIFE INVESTORS USA


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, CA 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by MetLife Investors USA and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.



                                       45


All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if



                                       46


we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:

o  Through your registered representative

o By telephone at 1-800-343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.


                                       47

If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

MetLife Investors USA like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements

                                       48

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase -- Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

CHART 1 -- Contracts with the Standard Death Benefit -- Principal Protection and no additional death benefit riders (total separate account product charges, applicable prior to May 1, 2004, equal 1.30% on an annual basis)


1.30% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                   NUMBER OF
                                               ACCUMULATION     ACCUMULATION     ACCUMULATION
                                               UNIT VALUE AT   UNIT VALUE AT        UNITS
                                               BEGINNING OF        END OF       OUTSTANDING AT
                                                  PERIOD           PERIOD       END OF PERIOD
                                               -------------   --------------   ---------------
MET INVESTORS SERIES TRUST (CLASS B)
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                       9.998932        11.979835      751,289.5807
                                               -------------   --------------   ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001  to  12/31/2001                      10.000000        10.938098        3,561.3631
   01/01/2002  to  12/31/2002                      10.938098         8.843411      124,407.6562
   01/01/2003  to  12/31/2003                       8.843411        11.781709    1,944,440.9745
   01/01/2004  to  12/31/2004                      11.781709        14.015958    2,895,079.4680
                                               -------------   --------------   ---------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   03/21/2001  to  12/31/2001                       8.041634         7.313773      141,261.7815
   01/01/2002  to  12/31/2002                       7.313773         5.209721      646,613.5515
   01/01/2003  to  12/31/2003                       5.209721         6.731495    2,939,421.7723
   01/01/2004  to  12/31/2004                       6.731495         7.205146    2,913,112.4155
                                               -------------   --------------   ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   03/21/2001  to  12/31/2001                      13.963875        13.989418       76,822.8145
   01/01/2002  to  12/31/2002                      13.989418        13.729566      549,399.5889
   01/01/2003  to  12/31/2003                      13.729566        16.148717    3,043,791.3676
   01/01/2004  to  12/31/2004                      16.148717        17.241340    2,951,732.6696
                                               -------------   --------------   ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   03/21/2001  to  12/31/2001                      39.123031        41.425267       71,763.1393
   01/01/2002  to  12/31/2002                      41.425267        33.480916      447,743.2489
   01/01/2003  to  12/31/2003                      33.480916        43.205327    1,597,992.6751
   01/01/2004  to  12/31/2004                      43.205327        48.039270    1,656,588.5973
                                               =============   ==============   ===============


                                       A-1

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)

1.30% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                   NUMBER OF
                                               ACCUMULATION     ACCUMULATION     ACCUMULATION
                                               UNIT VALUE AT    UNIT VALUE AT        UNITS
                                               BEGINNING OF        END OF       OUTSTANDING AT
                                                  PERIOD           PERIOD       END OF PERIOD
                                               -------------   --------------   ---------------
MFS(R)RESEARCH INTERNATIONAL SUB-ACCOUNT
   03/21/2001  to  12/31/2001                       8.805686         8.387714       54,695.0381
   01/01/2002  to  12/31/2002                       8.387714         7.302286      483,704.5145
   01/01/2003  to  12/31/2003                       7.302286         9.517689    1,369,849.4587
   01/01/2004  to  12/31/2004                       9.517689        11.231988    2,488,309.3887
                                               -------------   --------------   ---------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001  to  12/31/2001                      10.000000        10.993732        5,514.8131
   01/01/2002  to  12/31/2002                      10.993732         9.677875      221,500.4020
   01/01/2003  to  12/31/2003                       9.677875        12.053335    1,424,037.3695
   01/01/2004  to  12/31/2004                      12.053335        13.610720    1,326,055.6245
                                               -------------   --------------   ---------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001  to  12/31/2001                      10.000000        11.855004       12,265.6895
   01/01/2002  to  12/31/2002                      11.855004         8.483365      332,911.4483
   01/01/2003  to  12/31/2003                       8.483365        11.628364    1,351,749.0063
   01/01/2004  to  12/31/2004                      11.628364        12.216087    2,216,614.2986
                                               -------------   --------------   ---------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   03/21/2001  to  12/31/2001                       8.137898         8.072222       72,909.1257
   01/01/2002  to  12/31/2002                       8.072222         6.309653      326,542.9084
   01/01/2003  to  12/31/2003                       6.309653         7.744019      823,530.0876
   01/01/2004  to  11/19/2004                       7.744019         7.962421      930,038.0768
                                               -------------   --------------   ---------------
MONEY MARKET SUB-ACCOUNT
   03/21/2001  to  12/31/2001                      10.032441        10.162217      294,508.2021
   01/01/2002  to  12/31/2002                      10.162217        10.140914      670,575.2963
   01/01/2003  to  12/31/2003                      10.140914        10.053407    1,024,266.9615
   01/01/2004  to  12/31/2004                      10.053407         9.986845    1,038,005.1340
                                               -------------   --------------   ---------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                       9.998932        12.842253      770,371.6137
                                               -------------   --------------   ---------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   03/21/2001  to  12/31/2001                       8.558733         8.473531      183,404.0859
   01/01/2002  to  12/31/2002                       8.473531         6.295082    1,277,509.7466
   01/01/2003  to  12/31/2003                       6.295082         7.986520    5,587,981.7744
   01/01/2004  to  12/31/2004                       7.986520         8.387919    6,348,848.3146
                                               -------------   --------------   ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                                       10.442908    2,658,017.4183
   01/01/2004  to  12/31/2004                      10.442908        11.236502    3,631,576.4996
                                               =============   ==============   ===============


                                       A-2

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)

1.30% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                   NUMBER OF
                                               ACCUMULATION     ACCUMULATION     ACCUMULATION
                                               UNIT VALUE AT    UNIT VALUE AT        UNITS
                                               BEGINNING OF        END OF       OUTSTANDING AT
                                                  PERIOD           PERIOD       END OF PERIOD
                                               -------------   --------------   ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   03/21/2001  to  12/31/2001                      10.161771        10.544458      262,930.6255
   01/01/2002  to  12/31/2002                      10.544458        11.375589    1,717,758.7339
   01/01/2003  to  12/31/2003                      11.375589        11.712172    4,747,365.6685
   01/01/2004  to  12/31/2004                      11.712172        12.136302    4,541,906.1125
                                               -------------   --------------   ---------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
(FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   03/21/2001  to  12/31/2001                       7.234270         6.098184       49,113.5010
   01/01/2002  to  12/31/2002                       6.098184         2.965659      351,078.3241
   01/01/2003  to  12/31/2003                       2.965659         4.612668    1,003,197.0985
   01/01/2004  to  12/31/2004                       4.612668         4.356604    1,811,654.0810
                                               -------------   --------------   ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   03/21/2001  to  12/31/2001                       8.099086         8.243089      122,870.7366
   01/01/2002  to  12/31/2002                       8.243089         4.553397      857,020.9813
   01/01/2003  to  12/31/2003                       4.553397         6.141416    3,875,360.9009
   01/01/2004  to  12/31/2004                       6.141416         7.142345    3,798,386.0730
                                               -------------   --------------   ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002  to  12/31/2002                      10.000000         8.238014      217,902.1405
   01/01/2003  to  12/31/2003                       8.238014        11.499992    2,204,028.2289
   01/01/2004  to  12/31/2004                      11.499992        14.359765    2,789,605.9918
                                               -------------   --------------   ---------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                       9.998932        11.122514      651,276.7103
                                               -------------   --------------   ---------------
METROPOLITAN SERIES FUND, INC.
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   03/21/2001  to  12/31/2001                      10.000000        10.164523      226,062.5443
   01/01/2002  to  12/31/2002                      10.164523         8.372638    1,454,877.2395
   01/01/2003  to  12/31/2003                       8.372638        10.804691    4,466,753.8811
   01/01/2004  to  12/31/2004                      10.804691        11.959652    7,052,746.9586
                                               -------------   --------------   ---------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT
 (CLASS B)
   03/21/2001  to  12/31/2001                      10.000000        11.957073      161,189.7692
   01/01/2002  to  12/31/2002                      11.957073        10.732579      912,536.4123
   01/01/2003  to  12/31/2003                      10.732579        14.018909    3,128,901.9323
   01/01/2004  to  12/312004                       14.018909        15.173053    3,222,798.8875
                                               -------------   --------------   ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002  to  12/31/2002                      10.000000         7.633197      430,856.6897
   01/01/2003  to  12/31/2003                       7.633197         9.771784    1,956,003.9889
   01/01/2004  to  12/31/2004                       9.771784        10.507294    2,509,951.1567
                                               =============   ==============   ===============


                                       A-3

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)

1.30% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                   NUMBER OF
                                               ACCUMULATION    ACCUMULATION     ACCUMULATION
                                               UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                BEGINNING OF       END OF       OUTSTANDING AT
                                                   PERIOD          PERIOD       END OF PERIOD
                                               -------------   --------------   ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001  to  12/31/2001                      10.000000        10.852281       18,910.0961
   01/01/2002  to  12/31/2002                      10.852281         8.300023      374,833.1880
   01/01/2003  to  12/31/2003                       8.300023        10.476416    1,586,695.1489
   01/01/2004  to  12/31/2004                      10.476416        11.403676    2,766,944.4806
                                               -------------   --------------   ---------------
MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PROGRAM (CLASS B)
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  13/31/2004                      10.303038        10.693251    2,326,694.2040
                                               -------------   --------------   ---------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      10.103167        10.397106   14,344,105.0800
                                               -------------   --------------   ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                       9.943271        10.113107    1,394,500.7160
                                               -------------   --------------   ---------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      10.243077        10.608115   12,239,398.8200
                                               -------------   --------------   ---------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      10.013225        10.233375    4,494,540.6410
                                               =============   ==============   ===============


                                       A-4

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)

CHART 2 -- Contracts with the Compounded-Plus Death Benefit and the Additional Death Benefit -- Earnings Preservation Benefit (total separate account product charges, applicable on and after May 1, 2003, equal 1.90% on an annual basis)

1.90% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                   NUMBER OF
                                                ACCUMULATION    ACCUMULATION     ACCUMULATION
                                               UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                BEGINNING OF       END OF       OUTSTANDING AT
                                                   PERIOD          PERIOD       END OF PERIOD
                                               -------------   --------------   ---------------
MET INVESTORS SERIES TRUST (CLASS B)
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT
   05/01/2004  to 12/31/2004                        9.998438        11.931716      465,390.7868
                                               -------------   --------------   ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to 12/31/2003                        8.683960        11.625277    1,067,394.2768
   01/01/2004  to 12/31/2004                       11.625277        13.746952    1,667,703.1943
                                               -------------   --------------   ---------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to 12/31/2003                        5.448004         6.620031    1,802,196.0562
   01/01/2004  to 12/31/2004                        6.620031         7.043338    1,923,348.2733
                                               -------------   --------------   ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to 12/31/2003                       14.542867        15.881558    1,711,235.4675
   01/01/2004  to 12/31/2004                       15.881558        16.854422    1,700,183.8269
                                               -------------   --------------   ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to 12/31/2003                       34.192095        42.490294    1,028,814.3410
   01/01/2004  to 12/31/2004                       42.490294        46.960946    1,127,359.5546
                                               -------------   --------------   ---------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to 12/31/2003                        7.257269         9.360152      668,332.2299
   01/01/2004  to 12/31/2004                        9.360152        10.979856    1,371,702.0629
                                               -------------   --------------   ---------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003  to 12/31/2003                        9.653416        11.893317      828,392.8204
   01/1/2004   to 12/31/2004                       11.893317        13.349490      765,475.6868
                                               -------------   --------------   ---------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to 12/31/2003                        8.639989        11.473990      754,676.3210
   01/01/2004  to 12/31/2004                       11.473990        11.981598    1,280,199.2526
                                               -------------   --------------   ---------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to 12/31/2003                        6.358161         7.615832      491,229.4686
   01/01/2004  to 11/19/2004                        7.615832         7.789155      628,014.4597
                                               -------------   --------------   ---------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to 12/31/2003                        9.990594         9.887065      754,276.1323
   01/01/2004  to 12/31/2004                        9.887065         9.762689      569,937.6104
                                               -------------   --------------   ---------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to 12/31/2004                        9.998438        12.790697      448,931.1752
                                               =============   ==============   ===============


                                       A-5

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)

1.90% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                  NUMBER OF
                                                ACCUMULATION    ACCUMULATION     ACCUMULATION
                                               UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                BEGINNING OF       END OF       OUTSTANDING AT
                                                  PERIOD           PERIOD       END OF PERIOD
                                               -------------   --------------   ---------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                       6.476827         7.854290    3,492,160.9173
   01/01/2004  to  12/31/2004                       7.854290         8.199570    4,131,977.5777
                                               -------------   --------------   ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                      10.000000        10.401088    1,548,238.9531
   01/01/2004  to  12/31/2004                      10.401088        11.124393    2,348,867.5763
                                               -------------   --------------   ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                      11.491153        11.518393    2,164,984.1662
   01/01/2004  to  12/31/2004                      11.518393        11.863917    2,064,108.2669
                                               -------------   --------------   ---------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
(FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                       3.270487         4.536216      786,150.0851
   01/01/2004  to  12/31/2004                       4.536216         4.258682    1,231,242.5910
                                               -------------   --------------   ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                       4.708135         6.039673    2,197,630.1348
   01/01/2004  to  12/31/2004                       6.039673         6.981901    1,971,653.9916
                                               -------------   --------------   ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                       8.429221        11.385490    1,287,783.9731
   01/01/2004  to  12/31/2004                      11.385490        14.131572    1,715,706.2330
                                               -------------   --------------   ---------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                       9.998438        11.077804      425,828.7454
                                               -------------   --------------   ---------------
METROPOLITAN SERIES FUND, INC. (CLASS B)
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                       8.466410        10.625867    2,611,291.2113
   01/01/2004  to  12/31/2004                      10.625867        11.691186    3,771,622.5577
                                               -------------   --------------   ---------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT
 (CLASS B)
   05/01/2003  to  12/31/2003                      10.824616        13.787013    2,059,838.4388
   01/01/2004  to  12/31/2004                      13.787013        14.832557    2,192,766.3823
                                               -------------   --------------   ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                       8.028934         9.674439    1,172,461.3599
   01/01/2004  to  12/31/2004                       9.674439        10.340233    1,645,901.3429
                                               -------------   --------------   ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                       8.560748        10.337295      662,457.2601
   01/01/2004  to  12/31/2004                      10.337295        11.184770    1,062,486.9123
                                               =============   ==============   ===============


                                       A-6

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)

1.90% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                   NUMBER OF
                                               ACCUMULATION     ACCUMULATION     ACCUMULATION
                                               UNIT VALUE AT    UNIT VALUE AT        UNITS
                                               BEGINNING OF        END OF       OUTSTANDING AT
                                                  PERIOD           PERIOD       END OF PERIOD
                                               -------------   --------------   ---------------
MET INVESTORS SERIES TRUST -- ASSET
 ALLOCATION PROGRAM (CLASS B)
METLIFE AGGRESIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      10.299826        10.683074    1,069,672.4010
                                               -------------   --------------   ---------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      10.100015        10.387206    8,807,823.5290
                                               -------------   --------------   ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                       9.940166        10.103473      586,448.2435
                                               -------------   --------------   ---------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      10.239883        10.598018    5,966,809.4160
                                               -------------   --------------   ---------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      10.010099        10.223628    2,954,333.1140
                                               =============   ==============   ===============


                                       A-7

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B):

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:


MET/AIM MID CAP CORE EQUITY PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.


NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management, Inc.

INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


                                       B-1


RCM GLOBAL TECHNOLOGY PORTFOLIO (formerly, PIMCO PEA Innovation Portfolio)

SUBADVISER: RCM Capital Management, LLC (formerly, PEA Capital LLC)

INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


                                       B-2


METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The Salomon Brothers U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PROGRAM (CLASS B):

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.


                                       B-3

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                     Account Values
Beg of   Amount Allocated      Actual            EDCA        1st Payment     2nd Payment
Month        to EDCA        EDCA Transfer   Account Value      Bucket          Bucket
-----    ---------------    -------------   -------------   --------------   -----------
   1               12000             2000           10000            10000
   2                                 2000            8095             8095
   3                                 2000            6172             6172
   4                6000             3000            9230             3230          6000
   5                                 3000            6309              261          6048
   6                                 3000            3359                0          3359
   7                                 3000             386                0           386
   8                                  389               0                0             0
   9                                    0               0                0             0
  10                                    0               0                0             0
  11                                    0               0                0             0
  12                                    0               0                0             0
  13                                    0               0                0             0
  14                                    0               0                0             0
  15                                    0               0                0             0

                                       C-1

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) = Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)/(1/12)/ - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                     Account Values
Beg of   Amount Allocated      Actual            EDCA        1st Payment     2nd Payment
Month        to EDCA        EDCA Transfer   Account Value      Bucket          Bucket
-----    ---------------    -------------   -------------   --------------   -----------
   1                24000            2000           22000            22000
   2                                 2000           20209            20209
   3                                 2000           18401            18401
   4                                 2000           16575            16575
   5                                 2000           14732            14732
   6                12000            3000           23872            11872         12000
   7                                 3000           21801             8985         12096
   8                                 3000           18262             6070         12192
   9                                 3000           15417             3128         12289
  10                                 3000           12545              157         12387
  11                                 3000            9645                0          9645
  12                                 3000            6722                0          6722
  13                                 3000            3776                0          3776
  14                                 3000             806                0           806
  15                                  812               0                0             0

                                            ^^

                                       C-2


APPENDIX D
GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1)  The 5% Annual Increase Amount

     Determining a value upon which future income payments can be based

     Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

     [GRAPHIC APPEARS HERE]

     Determining your guaranteed lifetime income stream

     Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

     [GRAPHIC APPEARS HERE]

(2)  The "Highest Anniversary Value" ("HAV")

     Determining a value upon which future income payments can be based

     Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

     [GRAPHIC APPEARS HERE]


                                       D-1


     Determining your guaranteed lifetime income stream

     Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

     [GRAPHIC APPEARS HERE]

(3)  Putting It All Together

     Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

     [GRAPHIC APPEARS HERE]

     With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

     [GRAPHIC APPEARS HERE]

(4)  The Guaranteed Principal Option -- GMIB Plus

     Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

     The effect of exercising the Guaranteed Principal Option:

     1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing it back up to $100,000.

     2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

     3)   GMIB Plus allocation and transfer restrictions


                                       D-2


     terminate as of the date that the adjustment is made to the account value.

     [GRAPHIC APPEARS HERE]

     *Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(5)  The Optional Reset -- GMIB Plus

     Initial investment is $100,000. Assume that no withdrawals are taken. The 5% Annual Increase Amount at the 3rd contract anniversary is 115,763 (100,000 accumulates at the annual increase rate of 5%). Assume the account value at the 3rd contract anniversary is $135,000 due to good market performance, and you elect an Optional Reset at this time.

     The effect of the optional reset election is:

     1)   The 5% Annual Increase Amount is reset from 115,763 to 135,000.

     2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 13th contract anniversary.

     3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

     The 5% Annual Increase Amount at the 6th contract anniversary is 156,279 (135,000 accumulates at the annual increase rate of 5%).

     Assume the account value at the 6th contract anniversary is $180,000 due to good market performance and you elect an Optional Reset at this time.

     The effect of the optional reset election is:

     1)   The 5% Annual Increase Amount is reset from 156,279 to 180,000.

     2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 16th contract anniversary.

     3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

     [GRAPHIC APPEARS HERE]


                                       D-3


APPENDIX E
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A.   How Withdrawals Affect the Benefit Base

     1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 x 5%). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

     2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.   How Withdrawals Affect the Annual Benefit Payment

     1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

     2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed


                                       E-1


Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.   Putting It All Together

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                             [GRAPHIC APPEARS HERE]


           ANNUAL BENEFIT     CUMULATIVE      ACCOUNT      BENEFIT
              PAYMENT        WITHDRAWALS      BALANCE       BASE
          ---------------   -------------   ----------   ----------
      0                 0               0      100,000      105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350           7,350       42,650       75,600
      5             7,350           7,350       35,300       68,250
      6             7,350           7,350       27,950       60,900
      7             7,350           7,350       20,600       53,550
      8             7,350           7,350       13,250       46,200
      9             7,350           7,350        5,900       38,850
     10             7,350           7,350            0       31,500
     11             7,350           7,350            0       24,150
     12             7,350           7,350            0       16,800
     13             7,350           7,350            0        9,450
     14             7,350           7,350            0        2,100
     15             2,100           2,100            0            0
     16
     17
     18




                                       E-2


     2.   When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -
$10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                             [GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE      ACCOUNT      BENEFIT
              PAYMENT        WITHDRAWALS      BALANCE       BASE
          ---------------   -------------   ----------   ----------
      0   $             0   $           0   $  100,000   $  105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350          10,000       40,000       40,000
      5             2,800           2,800       37,200       37,200
      6             2,800           2,800       34,400       34,400
      7             2,800           2,800       31,600       31,600
      8             2,800           2,800       28,800       28,800
      9             2,800           2,800       26,000       26,000
     10             2,800           2,800       23,200       23,200
     11             2,800           2,800       20,400       20,400
     12             2,800           2,800       17,600       17,600
     13             2,800           2,800       14,800       14,800
     14             2,800           2,800       12,000       12,000
     15             2,800           2,800        9,200        9,200
     16             2,800           2,800        6,400        6,400
     17             2,800           2,800        3,600        3,600
     18             2,800           2,800          800          800


     F.   How the Optional Reset Works

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.


                                       E-3


The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                             [GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE       ACCOUNT
              PAYMENT        WITHDRAWALS       BALANCE
          ---------------   -------------   -------------
      1   $      7,350.00   $    7,350.00   $  105,000.00
      2          7,350.00       14,700.00      125,000.00
      3          7,350.00       22,050.00      130,000.00
      4          7,350.00       29,400.00      145,000.00
      5          7,350.00       36,750.00      185,000.00
      6         13,709.50       50,459.50      195,850.00
      7         13,709.50       64,169.00      175,000.00
      8         13,709.50       77,878.50      185,200.00
      9         13,709.50       91,588.00      189,300.00
     10         13,709.50      105,297.50      205,200.00
     11         17,534.16      122,831.70      250,488.00
     12         17,534.16      140,365.80      260,322.00
     13         17,534.16      157,900.00      245,000.00
     14         17,534.16      175,434.10      285,000.00
     15         17,534.16      192,968.30      315,000.00
     16         27,651.12      220,619.40      395,016.00
     17         27,651.12      248,270.50      410,100.00
     18         27,651.12      275,921.70      425,200.00
     19         27,651.12      303,572.80      420,200.00
     20         27,651.12      331,223.90      452,000.00

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                      AND

                    METLIFE INVESTORS USA INSURANCE COMPANY

                                   SERIES VA
THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2005, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2005.

SAI-505USAVA

TABLE OF CONTENTS                                                         PAGE


COMPANY ......................................................       2
EXPERTS ......................................................       2
CUSTODIAN ....................................................       2
LEGAL MATTERS ................................................       2
DISTRIBUTION .................................................       2
     Reduction or Elimination of the Withdrawal Charge .......       4
CALCULATION OF PERFORMANCE INFORMATION .......................       4
     Total Return ............................................       4
     Historical Unit Values ..................................       5
     Reporting Agencies ......................................       5
ANNUITY PROVISIONS ...........................................       5
     Variable Annuity ........................................       5
     Fixed Annuity ...........................................       7
     Mortality and Expense Guarantee .........................       7
     Legal or Regulatory Restrictions on Transactions ........       7
TAX STATUS OF THE CONTRACTS ..................................       7
CONDENSED FINANCIAL INFORMATION ..............................       9
FINANCIAL STATEMENTS .........................................      40

COMPANY
MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company, a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



EXPERTS
The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.



CUSTODIAN
MetLife Investors USA Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



LEGAL MATTERS
Legal matters in connection with the contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.



DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:



                                                 Aggregate Amount of
                                                 Commissions Retained
                     Aggregate Amount of         by Distributor After
                     Commissions Paid to         Payments to Selling
Fiscal year              Distributor                    Firms
-------------       ---------------------       ---------------------
2002                $ 90,280,308                $0
2003                $169,179,314                $0
2004                $183,550,302                $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2004 ranged from $1,804,345 to $63. The amount of commissions paid to selected selling firms during 2004 ranged from $38,687,065 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2004 ranged from $40,491, 410 to $63. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2004 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

AFS Brokerage, Inc.
Ameritas Investment Corp.
Associated Securities Corp.
Brookstreet Securities Corporation
Centaurus Financial, Inc.
CUSO Financial Sevices, L.P.
Davenport & Company
Duerr Financial
Essex National Securities, Inc.
Ferris, Baker Watts Incorporation
FFP Securities, Inc.
First Financial Planners
Futureshare Financial
Great Southern Bank
Greenpoint Financial
Guaranty Insurance Services, Inc.
Gunn Allen Financial
Harbour Investments, Inc.
H. Beck, Inc.
Huntington Bank
IFMG Securities, Inc.
Infinex Investments, Inc.
ING
Intersecurities, Inc.
Investacorp, Inc.
Investment Planners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Jefferson Pilot
LaSalle St. Securities, L.L.C.
Legg Mason Wood Walker, Incorporated
Lincoln Investment Planning
Medallion Investment Services, Inc.
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Mutual Service Corporation
National Planning Corporation
North Island Financial
Pan-America Financial Advisors
Piper Jaffray & Company
Planning Corp. of America
PNC Investments
Prime Capital
Questar Capital
Re-Direct Securities Corp.
Scott & Stringfellow, Inc.

Securities America, Inc.
Securities Service Network, Inc.
Sigma Financial Corporation
Standford Group
The Leaders Group
Transamerica Financial
United Planners' Financial Services of America
U.S. Bancorp Investment, Inc.
UVEST Financial Services Group, Inc.
Wallstreet Financial
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Wilbanks Securities
Workman Securities
XCU Capital Corporation, Inc.

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.



CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, GMIB or GWB rider charge. For purposes of calculating performance information, the GMIB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.



ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB or GWB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)    the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is     the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o  You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS
Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.


OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

CHART 3 - Contracts with the Standard Death Benefit (total separate account product charges, applicable to Contracts issued on and after May 1, 2003, equal 1.30% on an annual basis)



                   1.30% SEPARATE ACCOUNT PRODUCT CHARGE
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========



                                                                                                    NUMBER OF
                                                        ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                        BEGINNING OF            END OF            OUTSTANDING AT
                                                           PERIOD               PERIOD            END OF PERIOD
                                                      ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998932            11.979835            751,289.5807
=============                                             ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.765644            11.781709          1,944,440.9745
   01/01/2004                                            11.781709            14.015958          2,895,079.4680
=============                                            =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.517597             6.731495          2,939,421.7723
   01/01/2004                                             6.731495             7.205146          2,913,112.4155
=============                                            =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.728347            16.148717          3,043,791.3676
   01/01/2004                                            16.148717            17.241340          2,951,732.6696
=============                                            =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.628561            43.205327          1,597,992.6751
   01/01/2004                                            43.205327            48.039270          1,656,588.5973
=============                                            =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.349917             9.517689          1,369,849.4587
   01/01/2004                                             9.517689            11.231988          2,488,309.3887
=============                                            =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.744194            12.053335          1,424,037.3695
   01/01/2004                                            12.053335            13.610720          1,326,055.6245
=============                                            =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.721271            11.628364          1,351,749.0063
   01/01/2004                                            11.628364            12.216087          2,216,614.2986
=============                                            =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.439341             7.744019            823,530.0876
   01/01/2004                                             7.744019             7.962421            930,038.0768
=============                                            =========            =========          ==============

                     1.30% SEPARATE ACCOUNT PRODUCT CHARGE
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                               10.118010            10.053407          1,024,266.9615
   01/01/2004                                               10.053407             9.986845          1,038,005.1340
=============                                               =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998932            12.842253            770,371.6137
=============                                               =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.559555             7.986520          5,587,981.7744
   01/01/2004                                                7.986520             8.387919          6,348,848.3146
=============                                               =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.442908          2,658,017.4183
   01/01/2004                                               10.442908            11.236502          3,631,576.4996
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.637690            11.712172          4,747,365.6685
   01/01/2004                                               11.712172            12.136302          4,541,906.1125
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.312333             4.612668          1,003,197.0985
   01/01/2004                                                4.612668             4.356604          1,811,654.0810
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.768320             6.141416          3,875,360.9009
   01/01/2004                                                6.141416             7.142345          3,798,386.0730
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.479993            11.499992          2,204,028.2289
   01/01/2004                                               11.499992            14.359765          2,789,605.9918
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998932            11.122514            651,276.7103
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.574491            10.804691          4,466,753.8811
   01/01/2004                                               10.804691            11.959652          7,052,746.9586
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.962708            14.018909          3,128,901.9323
   01/01/2004                                               14.018909            15.173053          3,222,798.8875
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.077325             9.771784          1,956,003.9889
   01/01/2004                                                9.771784            10.507294          2,509,951.1567
=============                                               =========            =========          ==============

                           1.30% SEPARATE ACCOUNT PRODUCT CHARGE
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             8.641292           10.476416
   01/01/2004                                                            10.476416           11.403676
=============                                                            =========           =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.303038           10.693251
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.103167           10.397106
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.943271           10.113107
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.243077           10.608115
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.013225           10.233375
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                           1,586,695.1489
   01/01/2004                                                           2,766,944.4806
=============                                                           ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           2,326,694.2040
=============                                                           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          14,344,105.0800
=============                                                          ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           1,394,500.7160
=============                                                          ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          12,239,398.8200
=============                                                          ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           4,494,540.6410
=============                                                          ===============

CHART 4 -  Contracts issued prior to May 1, 2003 with the Annual Step-Up Death
         Benefit (total separate account product charges equal 1.40% on an annual basis)



                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            11.971801            110,975.8591
============        ====      ==========            ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.935611              1,661.5408
  01/01/2002         to       12/31/2002           10.935611             8.832552             61,767.4607
  01/01/2003         to       12/31/2003            8.832552            11.755482            567,930.7746
  01/01/2004         to       12/31/2004           11.755482            13.970748            468,461.1555
============        ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.041634             7.308054             63,660.6570
  01/01/2002         to       12/31/2002            7.308054             5.200438            480,837.8708
  01/01/2003         to       12/31/2003            5.200438             6.712800          1,065,070.4451
  01/01/2004         to       12/31/2004            6.712800             7.177933            584,753.1445
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001         to       12/31/2001           13.963875            13.978494             39,278.6617
  01/01/2002         to       12/31/2002           13.978494            13.705136            392,181.6024
  01/01/2003         to       12/31/2003           13.705136            16.103871          1,080,974.2815
  01/01/2004         to       12/31/2004           16.103871            17.176230            648,290.9241
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001         to       12/31/2001           39.123031            41.392944             52,407.8859
  01/01/2002         to       12/31/2002           41.392944            33.421284            328,461.3149
  01/01/2003         to       12/31/2003           33.421284            43.085314            640,274.4970
  01/01/2004         to       12/31/2004           43.085314            47.857828            443,894.2034
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.805686             8.381159             44,261.7817
  01/01/2002         to       12/31/2002            8.381159             7.289280            389,172.3820
  01/01/2003         to       12/31/2003            7.289280             9.491245            617,615.6489
  01/01/2004         to       12/31/2004            9.491245            11.189560            583,677.1368
============        ====      ==========           =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.991234              1,316.0853
  01/01/2002         to       12/31/2002           10.991234             9.665975            118,900.4673
  01/01/2003         to       12/31/2003            9.665975            12.026501            471,795.8061
  01/01/2004         to       12/31/2004           12.026501            13.566810            293,841.0626
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.852311              2,727.5377
  01/01/2002         to       12/31/2002           11.852311             8.472945            286,442.6237
  01/01/2003         to       12/31/2003            8.472945            11.602508            528,487.2938
  01/01/2004         to       12/31/2004           11.602508            12.176705            514,266.4566
============        ====      ==========           =========            =========            ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.137898             8.065922             67,207.7510
  01/01/2002         to       12/31/2002            8.065922             6.298411            258,067.3964
  01/01/2003         to       12/31/2003            6.298411             7.722500            404,829.4974
  01/01/2004         to       11/19/2004            7.722500             7.933271            320,106.1403
============        ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.032409            10.154282             31,639.8915
  01/01/2002         to       12/31/2002           10.154282            10.122875            330,699.3768
  01/01/2003         to       12/31/2003           10.122875            10.025490            352,116.6137
  01/01/2004         to       12/31/2004           10.025490             9.949131            379,421.0528
============        ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            12.833645            137,236.5826
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.558733             8.466912            187,903.3752
  01/01/2002         to       12/31/2002            8.466912             6.283863          1,098,407.9222
  01/01/2003         to       12/31/2003            6.283863             7.964318          2,288,717.7022
  01/01/2004         to       12/31/2004            7.964318             8.356218          1,898,933.5377
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.435925            878,270.9261
  01/01/2004         to       12/31/2004           10.435925            11.217736            591,684.1184
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.161771            10.536235             95,690.8088
  01/01/2002         to       12/31/2002           10.536235            11.355362          1,063,324.6531
  01/01/2003         to       12/31/2003           11.355362            11.679662          1,746,944.8377
  01/01/2004         to       12/31/2004           11.679662            12.090485          1,158,533.2891
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  03/21/2001         to       12/31/2001            7.234270             6.093409             44,185.6889
  01/01/2002         to       12/31/2002            6.093409             2.960358            183,010.6801
  01/01/2003         to       12/31/2003            2.960358             4.599830            387,204.2476
  01/01/2004         to       12/31/2004            4.599830             4.340121            374,902.9132
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.099086             8.236645             85,522.8017
  01/01/2002         to       12/31/2002            8.236645             4.545270            630,000.4208
  01/01/2003         to       12/31/2003            4.545270             6.124338          1,412,198.5584
  01/01/2004         to       12/31/2004            6.124338             7.115346            782,937.5564
============        ====      ==========            ========             ========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.232502            186,055.8904
  01/01/2003         to       12/31/2003            8.232502            11.480838            737,651.3214
  01/01/2004         to       12/31/2004           11.480838            14.321488            525,778.8905
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            11.115049             97,649.7026
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001         to       12/31/2001           10.000000            10.156586            188,512.1789
  01/01/2002         to       12/31/2002           10.156586             8.357717          1,029,327.1623
  01/01/2003         to       12/31/2003            8.357717            10.774657          1,780,472.6958
  01/01/2004         to       12/31/2004           10.774657            11.914458          1,643,359.7116
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001         to       12/31/2001           10.000000            11.947753            100,591.8095
  01/01/2002         to       12/31/2002           11.947753            10.713489            654,589.4979
  01/01/2003         to       12/31/2003           10.713489            13.979999          1,248,378.3443
  01/01/2004         to       12/31/2004           13.979999            15.115774            861,229.6083
============        ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.628086            309,963.6215
  01/01/2003         to       12/31/2003            7.628086             9.755498            633,772.9831
  01/01/2004         to       12/31/2004            9.755498            10.479270            484,756.6882
============        ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.849814              4,338.9645
  01/01/2002         to       12/31/2002           10.849814             8.289818            419,964.7101
  01/01/2003         to       12/31/2003            8.289818            10.453078            866,010.5131
  01/01/2004         to       12/31/2004           10.453078            11.366871            774,439.1885
============        ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.302502            10.691554            423,653.0455
============        ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.102642            10.395455          2,131,841.0010
============        ====      ==========           =========            =========          ==============

              1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                           NUMBER OF
                                               ACCUMULATION         ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT             UNITS
                                               BEGINNING OF            END OF            OUTSTANDING AT
                                                  PERIOD               PERIOD            END OF PERIOD
                                             ---------------      ---------------      -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.942753           10.111501             251,883.7423
=============                                    ========           =========             ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.242545           10.606431           1,612,727.0590
=============                                   =========           =========           ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.012704           10.231750           1,118,951.6810
=============                                   =========           =========           ==============

CHART 5 -  Contracts issued on and after May 1, 2003, with the Annual Step-Up
         Death Benefit (total separate account product charges equal 1.50% on an annual basis)



                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========



                                                                                                    NUMBER OF
                                                        ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                        BEGINNING OF            END OF            OUTSTANDING AT
                                                           PERIOD               PERIOD            END OF PERIOD
                                                      ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998767            11.963775            385,752.4248
=============                                             ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.751972            11.747643            756,819.7494
   01/01/2004                                            11.747643            13.947450          1,351,551.7323
=============                                            =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.505944             6.708323          1,029,156.0732
   01/01/2004                                             6.708323             7.165960          1,409,714.5048
=============                                            =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.697264            16.093112            923,928.1901
   01/01/2004                                            16.093112            17.147561          1,131,596.6690
=============                                            =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.555426            43.056580            525,677.3736
   01/01/2004                                            43.056580            47.778007            722,605.9075
=============                                            =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.334391             9.484912            341,186.9079
   01/01/2004                                             9.484912            11.170897            931,002.4173
=============                                            =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.728989            12.018475            480,095.4897
   01/01/2004                                            12.018475            13.544176            472,333.6992
=============                                            =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.707674            11.594771            508,558.9718
   01/01/2004                                            11.594771            12.156391          1,007,144.4117
=============                                            =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.425734             7.717350            184,539.7269
   01/01/2004                                             7.717350             7.920970            303,419.9832
=============                                            =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                            10.096666            10.018792            199,522.4947
   01/01/2004                                            10.018792             9.932521            321,584.5729
=============                                            =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             9.998767            12.825046            341,279.4008
=============                                            =========            =========          ==============

                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.545686             7.959003          1,870,642.0503
   01/01/2004                                                7.959003             8.342276          2,688,780.5124
=============                                                ========             ========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.428951            979,191.3103
   01/01/2004                                               10.428951            11.199010          1,664,254.2638
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.613154            11.671860            984,214.9295
   01/01/2004                                               11.671860            12.070302          1,124,179.3780
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.305316             4.596762            376,764.9283
   01/01/2004                                                4.596762             4.332878            944,721.5371
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.758231             6.120250          1,265,528.1007
   01/01/2004                                                6.120250             7.103474          1,418,696.1502
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.471513            11.473181            822,102.8845
   01/01/2004                                               11.473181            14.297607          1,262,122.0154
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998767            11.107592            304,226.4600
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.556367            10.767472          1,337,704.9715
   01/01/2004                                               10.767472            11.894586          2,810,933.8280
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.939577            13.970674            998,905.5531
   01/01/2004                                               13.970674            15.090555          1,258,947.6906
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.069248             9.748996            790,492.1098
   01/01/2004                                                9.748996            10.461794          1,210,962.0864
=============                                               =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.627802            10.446114            527,967.2267
   01/01/2004                                               10.446114            11.347920            906,649.8217
=============                                               =========            =========          ==============

                           1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301967           10.689858
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.102117           10.393805
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.942236           10.109895
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.242012           10.604748
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.012183           10.230125
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,667,502.9330
=============                                                          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          6,546,978.7990
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            309,388.4846
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          5,614,494.9200
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,561,629.5600
=============                                                          ==============

CHART 6 - Contracts with the Standard Death Benefit - Principal Protection and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 1.55% on an annual basis)



                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998726            11.959762          1,102,347.7665
============        ====      ==========            ========            =========          ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.931888              4,037.2252
  01/01/2002         to       12/31/2002           10.931888             8.816298            276,216.8987
  01/01/2003         to       12/31/2003            8.816298            11.716282          2,862,323.8722
  01/01/2004         to       12/31/2004           11.716282            13.903248          3,433,073.0381
============        ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.041634             7.299489            375,946.0256
  01/01/2002         to       12/31/2002            7.299489             5.186539          1,550,682.3521
  01/01/2003         to       12/31/2003            5.186539             6.684840          4,963,173.8274
  01/01/2004         to       12/31/2004            6.684840             7.137295          4,250,790.1304
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001         to       12/31/2001           13.963875            13.962133            337,551.0448
  01/01/2002         to       12/31/2002           13.962133            13.668578          2,112,043.8536
  01/01/2003         to       12/31/2003           13.668578            16.036858          6,432,602.9652
  01/01/2004         to       12/31/2004           16.036858            17.079057          5,049,160.4140
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001         to       12/31/2001           39.123031            41.344503            194,262.4069
  01/01/2002         to       12/31/2002           41.344503            33.332049          1,007,684.6491
  01/01/2003         to       12/31/2003           33.332049            42.905952          2,717,972.9723
  01/01/2004         to       12/31/2004           42.905952            47.587002          2,478,937.4046
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.805686             8.371336            253,462.5773
  01/01/2002         to       12/31/2002            8.371336             7.269814          1,423,606.5757
  01/01/2003         to       12/31/2003            7.269814             9.451731          2,681,802.5049
  01/01/2004         to       12/31/2004            9.451731            11.126240          3,948,676.3779
============        ====      ==========           =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.987487             20,124.3000
  01/01/2002         to       12/31/2002           10.987487             9.648180            538,310.0754
  01/01/2003         to       12/31/2003            9.648180            11.986389          2,255,146.6683
  01/01/2004         to       12/31/2004           11.986389            13.501246          1,793,295.2164
============        ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.848284              28,117.1670
  01/01/2002         to       12/31/2002           11.848284             8.457339             885,410.3746
  01/01/2003         to       12/31/2003            8.457339            11.563798           2,268,579.5739
  01/01/2004         to       12/31/2004           11.563798            12.117839           3,030,400.5294
============        ====      ==========           =========            =========           ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.137898             8.056476             266,878.5685
  01/01/2002         to       12/31/2002            8.056476             6.281590             901,094.8229
  01/01/2003         to       12/31/2003            6.281590             7.690349           1,817,499.2312
  01/01/2004         to       11/19/2004            7.690349             7.889764           2,035,854.2346
============        ====      ==========           =========            =========           ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.032441            10.142394             431,445.5300
  01/01/2002         to       12/31/2002           10.142394            10.095861           2,283,173.6792
  01/01/2003         to       12/31/2003           10.095861             9.983746           2,948,898.2150
  01/01/2004         to       12/31/2004            9.983746             9.892815           2,479,422.6610
============        ====      ==========           =========            =========           ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998726            12.820747           1,285,526.3249
============        ====      ==========           =========            =========           ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.558733             8.456989             612,798.0288
  01/01/2002         to       12/31/2002            8.456989             6.267067           3,252,130.4928
  01/01/2003         to       12/31/2003            6.267067             7.931148           9,406,939.8845
  01/01/2004         to       12/31/2004            7.931148             8.308913          10,385,882.8179
============        ====      ==========           =========            =========          ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.425465           4,619,316.3976
  01/01/2004         to       12/31/2004           10.425465            11.189656           5,890,782.1348
============        ====      ==========           =========            =========          ===============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.161771            10.523893             594,267.2482
  01/01/2002         to       12/31/2002           10.523893            11.325063           4,438,758.8429
  01/01/2003         to       12/31/2003           11.325063            11.631034           8,254,960.4589
  01/01/2004         to       12/31/2004           11.631034            12.022053           7,156,721.7548
============        ====      ==========           =========            =========          ===============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  03/21/2001         to       12/31/2001            7.234270             6.086250             213,915.6068
  01/01/2002         to       12/31/2002            6.086250             2.952425             883,327.5873
  01/01/2003         to       12/31/2003            2.952425             4.580635           1,633,943.3731
  01/01/2004         to       12/31/2004            4.580635             4.315511           2,454,413.2550
============        ====      ==========           =========            =========          ===============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.099086             8.226988             413,454.3044
  01/01/2002         to       12/31/2002            8.226988             4.533110           1,942,616.5055
  01/01/2003         to       12/31/2003            4.533110             6.098811           6,058,122.8378
  01/01/2004         to       12/31/2004            6.098811             7.075043           5,077,616.0133
============        ====      ==========            ========             ========           ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.224231             574,173.6446
  01/01/2003         to       12/31/2003            8.224231            11.452136           3,289,763.0104
  01/01/2004         to       12/31/2004           11.452136            14.264232           3,613,703.7635
============        ====      ==========           =========            =========           ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998726            11.103863             807,745.9515
============        ====      ==========           =========            =========           ==============
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001         to       12/31/2001           10.000000            10.144691             642,550.3776
  01/01/2002         to       12/31/2002           10.144691             8.335400           3,375,423.5555
  01/01/2003         to       12/31/2003            8.335400            10.729806           7,298,409.0367
  01/01/2004         to       12/31/2004           10.729806            11.847038           8,923,006.6889
============        ====      ==========           =========            =========           ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001         to       12/31/2001           10.000000            11.933782             485,066.9543
  01/01/2002         to       12/31/2002           11.933782            10.684902           2,278,921.2261
  01/01/2003         to       12/31/2003           10.684902            13.921813           5,568,162.6649
  01/01/2004         to       12/31/2004           13.921813            15.030239           4,728,111.6992
============        ====      ==========           =========            =========           ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.620419           1,050,939.2922
  01/01/2003         to       12/31/2003            7.620419             9.731099           3,449,109.3346
  01/01/2004         to       12/31/2004            9.731099            10.437354           3,838,975.7645
============        ====      ==========           =========            =========           ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.846117              60,513.3225
  01/01/2002         to       12/31/2002           10.846117             8.274548             974,270.3069
  01/01/2003         to       12/31/2003            8.274548            10.418203           2,321,792.9079
  01/01/2004         to       12/31/2004           10.418203            11.311929           3,866,252.2493
============        ====      ==========           =========            =========           ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.301699            10.689009           2,649,613.2340
============        ====      ==========           =========            =========           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.101854            10.392980          19,253,700.8800
============        ====      ==========           =========            =========          ===============

              1.55% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                           NUMBER OF
                                               ACCUMULATION         ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT             UNITS
                                               BEGINNING OF            END OF            OUTSTANDING AT
                                                  PERIOD               PERIOD            END OF PERIOD
                                             ---------------      ---------------      -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.941977           10.109092            2,013,349.9680
=============                                    ========           =========            ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.241746           10.603907           15,209,446.5400
=============                                   =========           =========           ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.011923           10.229313            6,153,817.0840
=============                                   =========           =========           ===============

CHART 7 -  Contracts issued on and after May 1, 2003, with the Standard Death
         Benefit - Principal Protection and the Additional Death Benefit - Earnings Preservation - Benefit (total separate account product charges, equal 1.55% on an annual basis)



                   1.55% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                     NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD            END OF PERIOD
                                                       ---------------      ---------------      ----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998726            11.959762         1,102,347.7665
=============                                              ========            =========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.731522            11.716282         2,862,323.8722
   01/01/2004                                             11.716282            13.903248         3,433,073.0381
=============                                             =========            =========         ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.488500             6.684840         4,963,173.8274
   01/01/2004                                              6.684840             7.137295         4,250,790.1304
=============                                             =========            =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.650777            16.036858         6,432,602.9652
   01/01/2004                                             16.036858            17.079057         5,049,160.4140
=============                                             =========            =========         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.446031            42.905952         2,717,972.9723
   01/01/2004                                             42.905952            47.587002         2,478,937.4046
=============                                             =========            =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.311169             9.451731         2,681,802.5049
   01/01/2004                                              9.451731            11.126240         3,948,676.3779
=============                                             =========            =========         ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.706254            11.986389         2,255,146.6683
   01/01/2004                                             11.986389            13.501246         1,793,295.2164
=============                                             =========            =========         ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.687314            11.563798         2,268,579.5739
   01/01/2004                                             11.563798            12.117839         3,030,400.5294
=============                                             =========            =========         ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.405390             7.690349         1,817,499.2312
   01/01/2004                                              7.690349             7.889764         2,035,854.2346
=============                                             =========            =========         ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             10.064715             9.983746         2,948,898.2150
   01/01/2004                                              9.983746             9.892815         2,479,422.6610
=============                                             =========            =========         ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                              9.998726            12.820747         1,285,526.3249
=============                                             =========            =========         ==============

                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.524949             7.931148           9,406,939.8845
   01/01/2004                                                7.931148             8.308913          10,385,882.8179
=============                                                ========             ========          ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.425465           4,619,316.3976
   01/01/2004                                               10.425465            11.189656           5,890,782.1348
=============                                               =========            =========          ===============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.576403            11.631034           8,254,960.4589
   01/01/2004                                               11.631034            12.022053           7,156,721.7548
=============                                               =========            =========          ===============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.294819             4.580635           1,633,943.3731
   01/01/2004                                                4.580635             4.315511           2,454,413.2550
=============                                               =========            =========          ===============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.743147             6.098811           6,058,122.8378
   01/01/2004                                                6.098811             7.075043           5,077,616.0133
=============                                               =========            =========          ===============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.458795            11.452136           3,289,763.0104
   01/01/2004                                               11.452136            14.264232           3,613,703.7635
=============                                               =========            =========          ===============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998726            11.103863             807,745.9515
=============                                               =========            =========          ===============
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.529282            10.729806           7,298,409.0367
   01/01/2004                                               10.729806            11.847038           8,923,006.6889
=============                                               =========            =========          ===============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.904957            13.921813           5,568,162.6649
   01/01/2004                                               13.921813            15.030239           4,728,111.6992
=============                                               =========            =========          ===============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.057126             9.731099           3,449,109.3346
   01/01/2004                                                9.731099            10.437354           3,838,975.7645
=============                                               =========            =========          ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.607628            10.418203           2,321,792.9079
   01/01/2004                                               10.418203            11.311929           3,866,252.2493
=============                                               =========            =========          ===============

                           1.55% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301699           10.689009
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101854           10.392980
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941977           10.109092
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.241746           10.603907
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.011923           10.229313
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           2,649,613.2340
=============                                                           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          19,253,700.8800
=============                                                          ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           2,013,349.9680
=============                                                          ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          15,209,446.5400
=============                                                          ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           6,153,817.0840
=============                                                          ===============

CHART 8 -  Contracts issued prior to May 1, 2003, with the Annual Step-Up Death
         Benefit and Additional Earnings Preservation Benefit (total separate account product charges equal 1.65% on an annual basis)



                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998644            11.951741            477,074.9357
============        ====      ==========            ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.929396              1,596.2444
  01/01/2002         to       12/31/2002           10.929396             8.805453            200,259.1478
  01/01/2003         to       12/31/2003            8.805453            11.690181          1,800,857.3596
  01/01/2004         to       12/31/2004           11.690181            13.858377          1,893,872.6921
============        ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.041634             7.293775            200,665.6505
  01/01/2002         to       12/31/2002            7.293775             5.177286          1,182,455.2685
  01/01/2003         to       12/31/2003            5.177286             6.666256          3,040,597.8790
  01/01/2004         to       12/31/2004            6.666256             7.110320          2,240,054.2473
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001         to       12/31/2001           13.963875            13.951241             98,860.4297
  01/01/2002         to       12/31/2002           13.951241            13.644245          1,433,749.7065
  01/01/2003         to       12/31/2003           13.644245            15.992320          3,417,720.2748
  01/01/2004         to       12/31/2004           15.992320            17.014558          2,491,874.8192
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
  03/21/2001         to       12/31/2001           39.123031            41.312239            154,864.3979
  01/01/2002         to       12/31/2002           41.312239            33.272684            866,333.4857
  01/01/2003         to       12/31/2003           33.272684            42.786777          1,850,654.0769
  01/01/2004         to       12/31/2004           42.786777            47.407274          1,488,211.5584
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.805686             8.364799            129,003.6811
  01/01/2002         to       12/31/2002            8.364799             7.256874          1,070,822.3007
  01/01/2003         to       12/31/2003            7.256874             9.425479          1,546,831.2953
  01/01/2004         to       12/31/2004            9.425479            11.084222          1,973,434.6670
============        ====      ==========           =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.984994             21,430.4004
  01/01/2002         to       12/31/2002           10.984994             9.636340            372,265.9861
  01/01/2003         to       12/31/2003            9.636340            11.959724          1,390,805.3998
  01/01/2004         to       12/31/2004           11.959724            13.457712          1,044,402.9697
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.845599             40,372.3824
  01/01/2002         to       12/31/2002           11.845599             8.446962            722,370.5304
  01/01/2003         to       12/31/2003            8.446962            11.538078          1,482,751.0855
  01/01/2004         to       12/31/2004           11.538078            12.078766          1,685,925.2184
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.137898             8.050186            207,533.2474
  01/01/2002         to       12/31/2002            8.050186             6.270402            799,574.2621
  01/01/2003         to       12/31/2003            6.270402             7.668982          1,192,672.1819
  01/01/2004         to       11/19/2004            7.668982             7.860884          1,063,826.7849
============        ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.032441            10.134478            219,948.2744
  01/01/2002         to       12/31/2002           10.134478            10.077903          1,572,815.7956
  01/01/2003         to       12/31/2003           10.077903             9.956033          1,516,693.5265
  01/01/2004         to       12/31/2004            9.956033             9.855466          1,344,613.7000
============        ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998644            12.812153            568,357.1101
============        ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.558733             8.450379            360,423.9784
  01/01/2002         to       12/31/2002            8.450379             6.255898          2,701,558.8170
  01/01/2003         to       12/31/2003            6.255898             7.909106          6,125,313.9186
  01/01/2004         to       12/31/2004            7.909106             8.277517          5,627,959.2383
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.418489          2,657,135.0362
  01/01/2004         to       12/31/2004           10.418489            11.170963          2,588,620.0762
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.161771            10.515687            355,008.2887
  01/01/2002         to       12/31/2002           10.515687            11.304919          3,428,408.9805
  01/01/2003         to       12/31/2003           11.304919            11.598744          4,916,658.1773
  01/01/2004         to       12/31/2004           11.598744            11.976661          3,713,382.2728
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  03/21/2001         to       12/31/2001            7.234270             6.081488             99,431.4277
  01/01/2002         to       12/31/2002            6.081488             2.947164            447,788.5981
  01/01/2003         to       12/31/2003            2.947164             4.567923          1,190,199.1530
  01/01/2004         to       12/31/2004            4.567923             4.299219          1,375,292.1160
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.099086             8.220557            269,557.5629
  01/01/2002         to       12/31/2002            8.220557             4.525032          1,726,869.5986
  01/01/2003         to       12/31/2003            4.525032             6.081870          4,006,200.0912
  01/01/2004         to       12/31/2004            6.081870             7.048322          2,765,448.7425
============        ====      ==========            ========             ========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.218733            605,519.3266
  01/01/2003         to       12/31/2003            8.218733            11.433062          2,150,386.2473
  01/01/2004         to       12/31/2004           11.433062            14.226210          2,040,391.3429
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998644            11.096411            440,580.9814
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001         to       12/31/2001           10.000000            10.136771            411,598.0340
  01/01/2002         to       12/31/2002           10.136771             8.320551          2,576,279.4317
  01/01/2003         to       12/31/2003            8.320551            10.699997          4,532,908.6121
  01/01/2004         to       12/31/2004           10.699997            11.802287          4,850,017.5631
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001         to       12/31/2001           10.000000            11.924478            285,336.2915
  01/01/2002         to       12/31/2002           11.924478            10.665887          1,968,096.2417
  01/01/2003         to       12/31/2003           10.665887            13.883167          3,688,778.9808
  01/01/2004         to       12/31/2004           13.883167            14.973492          2,836,827.6471
============        ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.615315          1,073,693.6827
  01/01/2003         to       12/31/2003            7.615315             9.714878          2,017,856.2237
  01/01/2004         to       12/31/2004            9.714878            10.409513          1,755,936.0453
============        ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.843650             18,876.8867
  01/01/2002         to       12/31/2002           10.843650             8.264381            872,377.2426
  01/01/2003         to       12/31/2003            8.264381            10.395014          1,538,007.3438
  01/01/2004         to       12/31/2004           10.395014            11.275442          1,808,666.3091
============        ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.301164            10.687313          2,304,564.3300
============        ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.101328            10.391330          9,244,968.6310
============        ====      ==========           =========            =========          ==============

              1.65% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                           NUMBER OF
                                               ACCUMULATION         ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT             UNITS
                                               BEGINNING OF            END OF            OUTSTANDING AT
                                                  PERIOD               PERIOD            END OF PERIOD
                                             ---------------      ---------------      -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.941459           10.107486             544,182.6754
=============                                    ========           =========             ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.241214           10.602224           7,443,048.7610
=============                                   =========           =========           ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.011402           10.227688           2,738,870.9120
=============                                   =========           =========           ==============

CHART 9 -  Contracts issued on and after May 1, 2003, with the Compound-Plus
         Death Benefit (total separate account product charges, equal 1.65% on an annual basis)



                   1.65% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========



                                                                                                    NUMBER OF
                                                        ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                        BEGINNING OF            END OF            OUTSTANDING AT
                                                           PERIOD               PERIOD            END OF PERIOD
                                                      ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998644            11.951741            477,074.9357
=============                                             ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.717888            11.690181          1,800,857.3596
   01/01/2004                                            11.690181            13.858377          1,893,872.6921
=============                                            =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.476897             6.666256          3,040,597.8790
   01/01/2004                                             6.666256             7.110320          2,240,054.2473
=============                                            =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.619851            15.992320          3,417,720.2748
   01/01/2004                                            15.992320            17.014558          2,491,874.8192
=============                                            =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.373285            42.786777          1,850,654.0769
   01/01/2004                                            42.786777            47.407274          1,488,211.5584
=============                                            =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.295738             9.425479          1,546,831.2953
   01/01/2004                                             9.425479            11.084222          1,973,434.6670
=============                                            =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.691127            11.959724          1,390,805.3998
   01/01/2004                                            11.959724            13.457712          1,044,402.9697
=============                                            =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.673777            11.538078          1,482,751.0855
   01/01/2004                                            11.538078            12.078766          1,685,925.2184
=============                                            =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.391861             7.668982          1,192,672.1819
   01/01/2004                                             7.668982             7.860884          1,063,826.7849
=============                                            =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                            10.043485             9.956033          1,516,693.5265
   01/01/2004                                             9.956033             9.855466          1,344,613.7000
=============                                            =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             9.998644            12.812153            568,357.1101
=============                                            =========            =========          ==============

                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.511163             7.909106          6,125,313.9186
   01/01/2004                                                7.909106             8.277517          5,627,959.2383
=============                                                ========             ========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.418489          2,657,135.0362
   01/01/2004                                               10.418489            11.170963          2,588,620.0762
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.551987            11.598744          4,916,658.1773
   01/01/2004                                               11.598744            11.976661          3,713,382.2728
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.287861             4.567923          1,190,199.1530
   01/01/2004                                                4.567923             4.299219          1,375,292.1160
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.733129             6.081870          4,006,200.0912
   01/01/2004                                                6.081870             7.048322          2,765,448.7425
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.450339            11.433062          2,150,386.2473
   01/01/2004                                               11.433062            14.226210          2,040,391.3429
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998644            11.096411            440,580.9814
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.511268            10.699997          4,532,908.6121
   01/01/2004                                               10.699997            11.802287          4,850,017.5631
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.881938            13.883167          3,688,778.9808
   01/01/2004                                               13.883167            14.973492          2,836,827.6471
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.049062             9.714878          2,017,856.2237
   01/01/2004                                                9.714878            10.409513          1,755,936.0453
=============                                               =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.594198            10.395014          1,538,007.3438
   01/01/2004                                               10.395014            11.275442          1,808,666.3091
=============                                               =========            =========          ==============

                           1.65% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301164           10.687313
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101328           10.391330
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941459           10.107486
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.241214           10.602224
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.011402           10.227688
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,304,564.3300
=============                                                          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          9,244,968.6310
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            544,182.6754
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          7,443,048.7610
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,738,870.9120
=============                                                          ==============

CHART 10 -  Contracts issued on and after May 1, 2003, with the Annual Step-Up
          Death Benefit and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 1.75% on an annual basis)



                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========



                                                                                                    NUMBER OF
                                                        ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                        BEGINNING OF            END OF            OUTSTANDING AT
                                                           PERIOD               PERIOD            END OF PERIOD
                                                      ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998562            11.943726            765,505.5042
=============                                             ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.704299            11.664171          1,582,080.9990
   01/01/2004                                            11.664171            13.813691          2,499,190.8720
=============                                            =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.472328             6.656250          2,189,655.8426
   01/01/2004                                             6.656250             7.092530          2,634,521.3969
=============                                            =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.607628            15.968273          2,217,899.1634
   01/01/2004                                            15.968273            16.971948          2,305,656.3497
=============                                            =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.344447            42.722358          1,078,327.5527
   01/01/2004                                            42.722358            47.288467          1,278,395.0330
=============                                            =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.289616             9.411295            782,001.8856
   01/01/2004                                             9.411295            11.056455          1,884,428.7072
=============                                            =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.676034            11.933125            969,677.0465
   01/01/2004                                            11.933125            13.414325            939,494.6966
=============                                            =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.660245            11.512395          1,016,218.6566
   01/01/2004                                            11.512395            12.039797          1,852,928.5555
=============                                            =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.386488             7.657424            517,765.8984
   01/01/2004                                             7.657424             7.842093            672,573.1924
=============                                            =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                            10.035084             9.941055            762,469.3722
   01/01/2004                                             9.941055             9.830775            705,063.1521
=============                                            =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             9.998562            12.803566            715,423.2729
=============                                            =========            =========          ==============

                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.505698             7.897196          4,020,523.3423
   01/01/2004                                                7.897196             8.256769          4,933,536.0487
=============                                                ========             ========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.411529          2,159,263.8369
   01/01/2004                                               10.411529            11.152314          3,469,965.1450
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.542328            11.581293          2,576,587.2669
   01/01/2004                                               11.581293            11.946656          2,682,203.9735
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.285104             4.561046            751,484.2936
   01/01/2004                                                4.561046             4.288441          1,387,165.3470
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.729155             6.072712          2,709,467.8857
   01/01/2004                                                6.072712             7.030656          2,304,586.4158
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.441884            11.414006          1,753,064.5796
   01/01/2004                                               11.414006            14.188273          2,329,772.3620
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998562            11.088963            607,504.4692
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.504143            10.683910          2,758,052.1367
   01/01/2004                                               10.683910            11.772734          4,984,547.1735
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.872809            13.862260          2,071,231.0065
   01/01/2004                                               13.862260            14.935957          2,326,417.7204
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.040998             9.698673          1,534,395.9590
   01/01/2004                                                9.698673            10.381735          2,143,440.0559
=============                                               =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.580805            10.371889            800,039.6336
   01/01/2004                                               10.371889            11.239084          1,579,342.3803
=============                                               =========            =========          ==============

                           1.75% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300629           10.685617
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100803           10.389680
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940942           10.105881
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240681           10.600541
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010881           10.226064
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           2,213,209.3000
=============                                                           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          13,257,270.6000
=============                                                          ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           1,028,820.4850
=============                                                          ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          10,403,515.5800
=============                                                          ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           4,046,698.7430
=============                                                          ===============

CHART 11 -  Contracts issued prior to May 1, 2003 with the Compounded Plus
          Death Benefit and the Earnings Preservation Benefit rider (total separate account product charges equal 1.80% on an annual basis)



                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            11.939720            642,749.4681
============        ====      ==========            ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.925670                976.7295
  01/01/2002         to       12/31/2002           10.925670             8.789245            140,210.7037
  01/01/2003         to       12/31/2003            8.789245            11.651185          1,480,540.4357
  01/01/2004         to       12/31/2004           11.651185            13.791399          2,141,878.0681
============        ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.041634             7.285235            208,194.1462
  01/01/2002         to       12/31/2002            7.285235             5.163465            835,615.5593
  01/01/2003         to       12/31/2003            5.163465             6.638491          2,448,116.8208
  01/01/2004         to       12/31/2004            6.638491             7.070062          2,574,044.8090
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001         to       12/31/2001           13.963875            13.934910            151,439.8865
  01/01/2002         to       12/31/2002           13.934910            13.607857          1,326,102.1495
  01/01/2003         to       12/31/2003           13.607857            15.925780          3,507,953.9211
  01/01/2004         to       12/31/2004           15.925780            16.918301          2,771,874.1357
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001         to       12/31/2001           39.123031            41.263886             88,945.3931
  01/01/2002         to       12/31/2002           41.263886            33.183838            534,288.0861
  01/01/2003         to       12/31/2003           33.183838            42.608637          1,374,254.9266
  01/01/2004         to       12/31/2004           42.608637            47.138957          1,417,141.8408
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.805686             8.354994            127,244.6672
  01/01/2002         to       12/31/2002            8.354994             7.237479            665,344.3014
  01/01/2003         to       12/31/2003            7.237479             9.386204          1,209,618.3405
  01/01/2004         to       12/31/2004            9.386204            11.021453          2,069,121.5884
============        ====      ==========           =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.981256              4,572.0767
  01/01/2002         to       12/31/2002           10.981256             9.618604            293,855.6450
  01/01/2003         to       12/31/2003            9.618604            11.919827          1,159,676.0099
  01/01/2004         to       12/31/2004           11.919827            13.392661            960,651.1466
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.841568              4,288.5527
  01/01/2002         to       12/31/2002           11.841568             8.431404            362,610.9895
  01/01/2003         to       12/31/2003            8.431404            11.499598            984,920.2486
  01/01/2004         to       12/31/2004           11.499598            12.020385          1,623,020.9578
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.137898             8.040755            188,353.5820
  01/01/2002         to       12/31/2002            8.040755             6.253646            555,618.7598
  01/01/2003         to       12/31/2003            6.253646             7.637036          1,094,159.0554
  01/01/2004         to       11/19/2004            7.637036             7.817754            993,305.6103
============        ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.032441            10.122623            258,104.6279
  01/01/2002         to       12/31/2002           10.122623            10.051027          1,207,446.1109
  01/01/2003         to       12/31/2003           10.051027             9.914594          1,452,290.1044
  01/01/2004         to       12/31/2004            9.914594             9.799692          1,055,081.7100
============        ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            12.799274            597,141.0429
============        ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.558733             8.440489            263,517.2886
  01/01/2002         to       12/31/2002            8.440489             6.239188          1,773,536.2393
  01/01/2003         to       12/31/2003            6.239188             7.876171          4,817,764.5225
  01/01/2004         to       12/31/2004            7.876171             8.230659          5,530,751.6105
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.408048          2,507,733.3149
  01/01/2004         to       12/31/2004           10.408048            11.142998          3,061,984.3576
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.161771            10.503380            283,097.4435
  01/01/2002         to       12/31/2002           10.503380            11.274776          2,505,019.1930
  01/01/2003         to       12/31/2003           11.274776            11.550473          4,240,212.2557
  01/01/2004         to       12/31/2004           11.550473            11.908891          3,592,733.8360
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  03/21/2001         to       12/31/2001            7.234270             6.074341             89,301.1669
  01/01/2002         to       12/31/2002            6.074341             2.939266            505,062.4218
  01/01/2003         to       12/31/2003            2.939266             4.548861          1,097,034.0651
  01/01/2004         to       12/31/2004            4.548861             4.274839          1,658,801.2050
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.099086             8.210931            210,431.8435
  01/01/2002         to       12/31/2002            8.210931             4.512937          1,031,443.2742
  01/01/2003         to       12/31/2003            4.512937             6.056532          2,893,956.4329
  01/01/2004         to       12/31/2004            6.056532             7.008410          2,048,930.8382
============        ====      ==========            ========             ========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.210477            275,334.0815
  01/01/2003         to       12/31/2003            8.210477            11.404493          1,782,235.4316
  01/01/2004         to       12/31/2004           11.404493            14.169346          2,104,571.8357
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            11.085242            523,770.7046
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001         to       12/31/2001           10.000000            10.124913            348,124.3820
  01/01/2002         to       12/31/2002           10.124913             8.298345          1,897,436.7263
  01/01/2003         to       12/31/2003            8.298345            10.655482          4,063,318.9486
  01/01/2004         to       12/31/2004           10.655482            11.735525          5,616,092.4340
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001         to       12/31/2001           10.000000            11.910526            252,316.2501
  01/01/2002         to       12/31/2002           11.910526            10.637413          1,266,772.6327
  01/01/2003         to       12/31/2003           10.637413            13.825385          2,883,328.2301
  01/01/2004         to       12/31/2004           13.825385            14.888758          2,775,140.5731
============        ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.607663            603,710.2354
  01/01/2003         to       12/31/2003            7.607663             9.690594          1,724,473.5507
  01/01/2004         to       12/31/2004            9.690594            10.367887          2,142,412.1792
============        ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.839954              6,382.0246
  01/01/2002         to       12/31/2002           10.839954             8.249162            677,031.6286
  01/01/2003         to       12/31/2003            8.249162            10.360344          1,312,372.0999
  01/01/2004         to       12/31/2004           10.360344            11.220948          1,562,037.4490
============        ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.300361            10.684769          1,487,877.4590
============        ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.100540            10.388855          8,421,041.7640
============        ====      ==========           =========            =========          ==============

              1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                          NUMBER OF
                                               ACCUMULATION         ACCUMULATION         ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT            UNITS
                                               BEGINNING OF            END OF           OUTSTANDING AT
                                                  PERIOD               PERIOD           END OF PERIOD
                                             ---------------      ---------------      ---------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.940683           10.105078          1,595,158.4110
=============                                    ========           =========          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.240415           10.599700          7,829,502.2490
=============                                   =========           =========          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.010620           10.225252          4,072,519.8390
=============                                   =========           =========          ==============

FINANCIAL STATEMENTS
The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2004, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2004, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

St. Louis, Missouri
March 31, 2005

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets:
  Investments at market value:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio                                11,662,876 shares $   320,029,313
    Lord Abbett Growth & Income Portfolio B                              24,691,604 shares     673,340,044
    Lord Abbett Bond Debenture Portfolio                                    175,193 shares       2,212,682
    Lord Abbett Bond Debenture Portfolio B                               35,385,033 shares     443,728,310
    AIM Mid Cap Core Equity Portfolio B                                   9,819,767 shares     138,065,930
    AIM Small Cap Growth Portfolio                                           34,707 shares         445,638
    AIM Small Cap Growth Portfolio B                                     17,335,531 shares     220,854,665
    Harris Oakmark International Portfolio B                             21,802,342 shares     311,119,427
    Third Avenue Small Cap Value Portfolio                                  195,026 shares       2,804,479
    Third Avenue Small Cap Value Portfolio B                             22,222,366 shares     319,335,400
    Oppenheimer Capital Appreciation Portfolio                            2,188,709 shares      18,297,606
    Oppenheimer Capital Appreciation Portfolio B                         55,691,516 shares     462,796,500
    Money Market Portfolio B                                             99,153,219 shares      99,153,219
    Janus Aggressive Growth Portfolio B                                  23,569,480 shares     178,656,657
    PIMCO Total Return Bond Portfolio                                     4,689,381 shares      53,458,949
    PIMCO Total Return Bond Portfolio B                                  38,007,386 shares     430,243,605
    PIMCO PEA Innovation Portfolio                                          155,306 shares         717,513
    PIMCO PEA Innovation Portfolio B                                     13,696,828 shares      62,731,475
    PIMCO Inflation Protected Bond Portfolio B                           34,494,380 shares     366,675,258
    T Rowe Price Mid Cap Growth Portfolio B                              25,996,859 shares     194,196,541
    MFS Research International Portfolio A                                   43,492 shares         509,731
    MFS Research International Portfolio B                               19,850,980 shares     231,859,445
    Neuberger Berman Real Estate Portfolio B                              6,630,455 shares      82,681,769
    Turner Mid-Cap Growth Portfolio B                                     5,144,412 shares      57,720,296
    Goldman Sachs Mid-Cap Value B                                         6,315,917 shares      75,475,209
    Defensive Strategy Fund of Fund B                                    10,421,242 shares     103,691,358
    Moderate Strategy Fund of Fund B                                     36,823,513 shares     372,285,715
    Balance Strategy Fund of Fund B                                     115,443,391 shares   1,190,221,359
    Growth Strategy Fund of Fund B                                       91,994,296 shares     971,459,771
    Aggressive Strategy Fund of Fund B                                   20,459,076 shares     218,707,527
   AIM Variable Insurance Funds, Inc. (AIM):
    Premier Equity Fund                                                      65,481 shares       1,394,738
    Capital Appreciation Fund                                                31,698 shares         719,218
    International Growth Fund                                                38,782 shares         766,725
    Balanced Fund                                                           110,078 shares       1,165,729
   MFS Variable Insurance Trust (MFS):
    Research Series                                                          22,795 shares         348,759
    Investors Trust Series                                                    9,383 shares         169,641
    New Discovery Series                                                     15,850 shares         235,687
   Oppenheimer Variable Account Funds (Oppenheimer):
    Main Street Growth & Income Fund                                         15,086 shares         314,388
    Bond Fund                                                                35,021 shares         402,738
    Strategic Bond Fund                                                      21,459 shares         111,803
    Main Street Small Cap Growth Fund                                        12,142 shares         194,871
    Money Fund                                                              297,947 shares         297,947
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    Asset Manager Portfolio                                              11,112,043 shares     165,013,843
    Growth Portfolio                                                      7,855,908 shares     251,467,598
    Contrafund Portfolio                                                 10,478,302 shares     278,932,413

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments at market value, continued:
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity) (Cont'd):
    Overseas Portfolio                                                              642,018 shares $    11,248,151
    Equity-Income Portfolio                                                         931,763 shares      23,638,817
    Index 500 Portfolio                                                           1,140,142 shares     157,054,492
    Money Market Portfolio                                                       29,307,345 shares      29,307,345
   Scudder I Variable Series I (Scudder I):
    International Portfolio                                                       2,523,704 shares      23,975,184
   Metropolitan Life Series (MetLife):
    FI Mid Cap Portfolio                                                            204,207 shares       3,336,741
    Russell 2000 Index Portfolio                                                    439,311 shares       6,154,751
    FI International Stock                                                           43,536 shares         500,667
    Putnam Voyager Portfolio                                                         84,010 shares         398,209
    Stock Index Portfolio                                                         2,425,892 shares      78,283,527
    Stock Index Portfolio B                                                       6,715,916 shares     211,685,670
    SSR Large Cap Growth                                                             14,919 shares         303,907
    SSR Aurora Portfolio                                                            478,776 shares       9,178,131
    SSR Bond Income Portfolio                                                        17,416 shares       1,980,546
    SSR Large Cap Value Portfolio                                                    50,226 shares         607,734
    Lehman Brothers Aggregate Bond Index                                            208,938 shares       2,302,498
    Harris Oakmark Large Cap Value Fund                                             332,638 shares       4,447,364
    Morgan Stanley EAFE Index                                                       344,545 shares       4,010,502
    MFS Total Return Series                                                          27,991 shares       4,141,052
    Mid Cap Stock Index                                                             352,812 shares       4,837,054
    Davis Venture Value Fund                                                         91,510 shares       2,583,328
    Davis Venture Value Fund E                                                   22,682,346 shares     637,147,092
    Harris Oakmark Focused Value Fund                                                50,472 shares      12,308,699
    Harris Oakmark Focused Value Fund B                                           1,719,136 shares     412,523,790
    Jennison Growth Portfolio B                                                  21,091,976 shares     229,058,863
    SSR Money Market                                                                    429 shares          42,787
    T Rowe Price Small Cap Growth                                                    30,733 shares         418,893
   VanKampen LIT Funds (VanKampen):
    Emerging Growth Fund                                                             17,694 shares         460,401
    Enterprise Fund                                                                  11,840 shares         161,022
    Growth & Income Fund                                                             16,144 shares         311,904
   Federated Investors Insurance Company (Federated):
    Equity Income Fund II                                                             7,037 shares          94,430
    High Income Bond Fund II                                                         22,711 shares         186,227
    Growth Strategic Fund II                                                          8,982 shares         188,806
   Neuberger Berman (Neuberger):
    Genesis Trust                                                                       329 shares          14,030
   The Alger American Fund (Alger):
    Small Capitalization Fund                                                     3,121,686 shares      63,245,357
   T Rowe Price Funds (T Rowe):
    Growth Fund                                                                     414,292 shares      11,049,157
    International Stock Fund                                                         84,627 shares       1,094,227
    Prime Reserve Fund                                                            1,149,982 shares       1,149,982
   Janus Capital Funds Corp. (Janus):
    Aspen Worldwide Growth                                                              347 shares           9,304
   American Funds Corp. (American):
    Global Small Capitalization Fund                                                325,811 shares       5,545,295
    Growth Fund                                                                     336,590 shares      17,199,760
    Growth & Income Fund                                                            372,474 shares      13,647,442
                                                                                                   ---------------
      Total assets                                                                                 $10,290,844,627
                                                                                                   ===============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

 Sub-account liabilities:
   Due to/(from) general account, net:
    Met Investors Lord Abbett Growth & Income Portfolio        $       204,159
    Met Investors Lord Abbett Growth & Income Portfolio B                   (2)
    Met Investors Lord Abbett Bond Debenture Portfolio                   1,186
    Met Investors AIM Mid Cap Core Equity Portfolio B                       40
    Met Investors AIM Small Cap Growth Portfolio                           335
    Met Investors AIM Small Cap Growth Portfolio B                           1
    Met Investors Harris Oakmark International Portfolio B                   1
    Met Investors Third Avenue Small Cap Value Portfolio                 2,067
    Met Investors Oppenheimer Capital Appreciation Portfolio               256
    Met Investors Money Market Portfolio B                                  33
    Met Investors Janus Aggressive Growth Portfolio B                       23
    Met Investors PIMCO Total Return Bond Portfolio                    (19,259)
    Met Investors PIMCO PEA Innovation Portfolio                           550
    Met Investors PIMCO PEA Innovation Portfolio B                          21
    Met Investors PIMCO Inflation Protected Bond Portfolio B                32
    Met Investors T Rowe Price Mid Cap Growth Portfolio B                   48
    Met Investors MFS Research International Portfolio A                   354
    Met Investors Neuberger Berman Real Estate Portfolio B                  25
    Met Investors Turner Mid-Cap Growth Portfolio B                         30
    Met Investors Goldman Sachs Mid-Cap Value B                             36
    Met Investors Defensive Strategy Fund of Fund B                         18
    Met Investors Moderate Strategy Fund of Fund B                          34
    Met Investors Balance Strategy Fund of Fund B                           20
    Met Investors Growth Strategy Fund of Fund B                             1
    AIM Premier Equity Fund                                                  1
    AIM Capital Appreciation Fund                                            1
    AIM International Growth Fund                                            1
    MFS Research Series                                                     (1)
    MFS Investors Trust Series                                               1
    Oppenheimer Money Fund                                                (173)
    Fidelity Asset Manager Portfolio                                   112,593
    Fidelity Growth Portfolio                                          165,397
    Fidelity Contrafund Portfolio                                      193,175
    Fidelity Overseas Portfolio                                            896
    Fidelity Equity-Income Portfolio                                        (1)
    Fidelity Index 500 Portfolio                                       132,528
    Fidelity Money Market Portfolio                                     18,807
    Scudder I International Portfolio                                   18,218
    MetLife FI Mid Cap Portfolio                                         2,021
    MetLife Russell 2000 Index Portfolio                                 3,856
    MetLife Met/Putnam Voyager Portfolio A                                   1
    MetLife Stock Index Portfolio                                       33,306
    MetLife Stock Index Portfolio B                                         (1)
    MetLife SSR Large Cap Growth                                           229
    MetLife SSR Aurora Portfolio                                         6,944
    MetLife SSR Bond Income Portfolio                                    1,490
    MetLife SSR Large Cap Value Portfolio                                  444
    MetLife Lehman Brothers Aggregate Bond Index                         1,740

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

Sub-account liabilities, continued:
  Due to/(from) general account, net continued:
   MetLife Harris Oakmark Large Cap Value Fund                  $         3,334
   MetLife Morgan Stanley EAFE Index                                      3,009
   MetLife MFS Total Return Series                                       (1,286)
   MetLife Mid Cap Stock Index                                            3,577
   MetLife Davis Venture Value Fund                                       1,950
   MetLife Harris Oakmark Focused Value Fund                              9,327
   MetLife Harris Oakmark Focused Value Fund B                                7
   MetLife Jennison Growth Portfolio B                                       49
   MetLife SSR Money Market                                                 (80)
   MetLife T Rowe Price Small Cap Growth                                    160
   Van Kampen Enterprise Fund                                                 1
   Van Kampen Growth & Income Fund                                           (1)
   Neuberger Genesis Trust                                                    5
   Alger Small Capitalization Fund                                       42,898
   T Rowe Growth Fund                                                     6,079
   T Rowe International Stock Fund                                          553
   T Rowe Prime Reserve Fund                                                654
   Janus Aspen Worldwide Growth                                               8
   American Global Small Capitalization Fund                              4,151
   American Growth Fund                                                  13,080
   American Growth & Income Fund                                         10,670
                                                                ---------------
      Total liabilities                                         $       979,627
                                                                ===============

Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbett Growth & Income Portfolio          $   319,825,154
   Met Investors Lord Abbett Growth & Income Portfolio B            672,959,567
   Met Investors Lord Abbett Bond Debenture Portfolio                 2,211,496
   Met Investors Lord Abbett Bond Debenture Portfolio B             443,564,519
   Met Investors AIM Mid Cap Core Equity Portfolio B                138,057,739
   Met Investors AIM Small Cap Growth Portfolio                         445,303
   Met Investors AIM Small Cap Growth Portfolio B                   220,845,063
   Met Investors Harris Oakmark International Portfolio B           311,116,890
   Met Investors Third Avenue Small Cap Value Portfolio               2,802,412
   Met Investors Third Avenue Small Cap Value Portfolio B           319,313,181
   Met Investors Oppenheimer Capital Appreciation Portfolio          18,297,350
   Met Investors Oppenheimer Capital Appreciation Portfolio B       462,671,824
   Met Investors Money Market Portfolio B                            99,013,931
   Met Investors Janus Aggressive Growth Portfolio B                178,578,254
   Met Investors PIMCO Total Return Bond Portfolio                   53,478,208
   Met Investors PIMCO Total Return Bond Portfolio B                429,725,318
   Met Investors PIMCO PEA Innovation Portfolio                         716,963
   Met Investors PIMCO PEA Innovation Portfolio B                    62,731,454
   Met Investors PIMCO Inflation Protected Bond Portfolio B         366,650,314
   Met Investors T Rowe Price Mid Cap Growth Portfolio B            194,170,554

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

  Sub-account net assets, continued:
    Accumulation units, continued:
     Met Investors MFS Research International Portfolio A     $       509,377
     Met Investors MFS Research International Portfolio B         231,814,586
     Met Investors Neuberger Berman Real Estate Portfolio B        82,680,585
     Met Investors Turner Mid-Cap Growth Portfolio B               57,720,266
     Met Investors Goldman Sachs Mid-Cap Value B                   75,474,640
     Met Investors Defensive Strategy Fund of Fund B              103,691,340
     Met Investors Moderate Strategy Fund of Fund B               372,285,681
     Met Investors Balance Strategy Fund of Fund B              1,190,221,339
     Met Investors Growth Strategy Fund of Fund B                 971,459,770
     Met Investors Aggressive Strategy Fund of Fund B             218,707,527
     AIM Premier Equity Fund                                        1,394,737
     AIM Capital Appreciation Fund                                    719,217
     AIM International Growth Fund                                    766,724
     AIM Balanced Fund                                              1,165,729
     MFS Research Series                                              348,760
     MFS Investors Trust Series                                       169,640
     MFS New Discovery Series                                         235,687
     Oppenheimer Main Street Growth & Income Fund                     314,388
     Oppenheimer Bond Fund                                            402,738
     Oppenheimer Strategic Bond Fund                                  111,803
     Oppenheimer Main Street Small Cap Growth Fund                    194,871
     Oppenheimer Money Fund                                           298,120
     Fidelity Asset Manager Portfolio                             164,901,250
     Fidelity Growth Portfolio                                    251,302,201
     Fidelity Contrafund Portfolio                                278,739,238
     Fidelity Overseas Portfolio                                   11,247,255
     Fidelity Equity-Income Portfolio                              23,638,818
     Fidelity Index 500 Portfolio                                 156,921,964
     Fidelity Money Market Portfolio                               29,288,538
     Scudder I International Portfolio                             23,956,966
     MetLife FI Mid Cap Portfolio                                   3,334,720
     MetLife Russell 2000 Index Portfolio                           6,150,895
     MetLife FI International Stock                                   500,667
     MetLife Met/Putnam Voyager Portfolio                             398,208
     MetLife Stock Index Portfolio                                 78,250,221
     MetLife Stock Index Portfolio B                              211,660,563
     MetLife SSR Large Cap Growth                                     303,678
     MetLife SSR Aurora Portfolio                                   9,171,187
     MetLife SSR Bond Income Portfolio                              1,979,056
     MetLife SSR Large Cap Value Portfolio                            607,290
     MetLife Lehman Brothers Aggregate Bond Index                   2,300,758
     MetLife Harris Oakmark Large Cap Value Fund                    4,444,030
     MetLife Morgan Stanley EAFE Index                              4,007,493
     MetLife MFS Total Return Series                                4,142,338
     MetLife Mid Cap Stock Index                                    4,833,477
     MetLife Davis Venture Value Fund                               2,581,378
     MetLife Davis Venture Value Fund E                           636,930,615
     MetLife Harris Oakmark Focused Value Fund                     12,299,372

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   MetLife Harris Oakmark Focused Value Fund B                  $   412,298,831
   MetLife Jennison Growth Portfolio B                              229,050,652
   MetLife SSR Money Market                                              42,867
   MetLife T Rowe Price Small Cap Growth                                418,733
   Van Kampen Emerging Growth Fund                                      460,401
   Van Kampen Enterprise Fund                                           161,021
   Van Kampen Growth & Income Fund                                      311,905
   Federated Equity Income Fund II                                       94,430
   Federated High Income Bond Fund II                                   186,227
   Federated Growth Strategic Fund II                                   188,806
   Neuberger Genesis Trust                                               14,025
   Alger Small Capitalization Fund                                   63,202,459
   T Rowe Growth Fund                                                11,043,078
   T Rowe International Stock Fund                                    1,093,674
   T Rowe Prime Reserve Fund                                          1,149,328
   Janus Aspen Worldwide Growth                                           9,296
   American Global Small Capitalization Fund                          5,541,144
   American Growth Fund                                              17,186,680
   American Growth & Income Fund                                     13,636,772
                                                                ---------------
    Net Accumulation Assets                                     $10,287,845,524
                                                                ---------------

Sub-account net assets:
  Annuitization units:
   Met Investors Lord Abbett Growth & Income Portfolio B        $       380,479
   Met Investors Lord Abbett Bond Debenture Portfolio B                 163,791
   Met Investors AIM Mid Cap Core Equity Portfolio B                      8,151
   Met Investors AIM Small Cap Growth Portfolio B                         9,601
   Met Investors Harris Oakmark International Portfolio B                 2,536
   Met Investors Third Avenue Small Cap Value Portfolio B                22,219
   Met Investors Oppenheimer Capital Appreciation Portfolio B           124,676
   Met Investors Money Market Portfolio B                               139,255
   Met Investors Janus Aggressive Growth Portfolio B                     78,380
   Met Investors PIMCO Total Return Bond Portfolio B                    518,287
   Met Investors PIMCO Inflation Protected Bond Portfolio B              24,912
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                 25,939
   Met Investors MFS Research International Portfolio B                  44,859
   Met Investors Neuberger Berman Real Estate Portfolio B                 1,159
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                    533
   MetLife Stock Index Portfolio B                                       25,108
   MetLife Davis Venture Value Fund E                                   216,477
   MetLife Harris Oakmark Focused Value Fund B                          224,952
   MetLife Jennison Growth Portfolio B                                    8,162
                                                                ---------------
    Net Annuitization Assets                                    $     2,019,476
                                                                ---------------
      Total net assets                                          $10,289,865,000
                                                                ===============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  -----------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett      Lord Abbett     JP Morgan
                                                      Growth         Growth          Bond             Bond          Quality
                                                     & Income       & Income       Debenture        Debenture        Bond
                                                     Portfolio     Portfolio B     Portfolio       Portfolio B   Portfolio (a)
                                                  --------------  -------------  -------------    -------------  -------------
Income:
  Dividends                                       $    1,446,795      2,310,434         71,548       14,306,650      2,223,540
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                           3,902,857     11,097,739         20,153        8,212,675        368,840
  Administrative fee                                      74,151      1,958,359            773        1,446,506         13,711
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                     3,977,008     13,056,098         20,926        9,659,181        382,551
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                      (2,530,213)   (10,745,664)        50,622        4,647,469      1,840,989
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (258,789)    67,526,358         17,613       38,584,694       (906,141)
  Realized gain distributions                                  -              -              -                -        629,029
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                            (258,789)    67,526,358         17,613       38,584,694       (277,112)
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)      35,854,914     25,862,520         48,724       (9,759,808)      (743,674)
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   33,065,912     82,643,214        116,959       33,472,355        820,203
                                                  ==============  =============  =============    =============  =============

                                                  ---------------------------

                                                   Met/Putnam      Met/Putnam
                                                    Research        Research
                                                  Portfolio (a)  Portfolio B (a)
                                                  -------------  ---------------
Income:
  Dividends                                             170,797         526,763
                                                  -------------   -------------
Expenses:
  Mortality and expense risk                            186,866         892,300
  Administrative fee                                     29,828         157,391
                                                  -------------   -------------
    Total expenses                                      216,694       1,049,691
                                                  -------------   -------------
    Net investment income (loss)                        (45,897)       (522,928)
                                                  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         1,622,730       8,997,703
  Realized gain distributions                                 -               -
                                                  -------------   -------------
    Net realized gain (loss)                          1,622,730       8,997,703
                                                  -------------   -------------
Change in unrealized appreciation (depreciation)     (1,276,614)     (7,997,493)
                                                  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                         300,219         477,282
                                                  =============   =============

(a) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                                                               Met Investors
                                                  --------------------------------------------------------------------------
                                                        AIM            AIM            AIM          Harris      Third Avenue
                                                      Mid Cap       Small Cap      Small Cap       Oakmark      Small Cap
                                                    Core Equity      Growth         Growth      International     Value
                                                    Portfolio B     Portfolio     Portfolio B    Portfolio B    Portfolio
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -              -              -              -         43,806
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                           2,298,108          5,275      3,391,643      4,834,280         18,944
  Administrative fee                                     404,640              -        597,997        850,796              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                     2,702,748          5,275      3,989,640      5,685,076         18,944
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                      (2,702,748)        (5,275)    (3,989,640)    (5,685,076)        24,862
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         15,976,683         10,529     21,807,555     52,686,338         31,330
  Realized gain distributions                                  -              -              -              -         22,334
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          15,976,683         10,529     21,807,555     52,686,338         53,664
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       4,388,840         12,723       (278,818)    19,269,650        277,825
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   17,662,775         17,977     17,539,097     66,270,912        356,351
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                   Third Avenue   Oppenheimer
                                                    Small Cap       Capital
                                                      Value      Appreciation
                                                   Portfolio B   Portfolio (b)
                                                  -------------  -------------
Income:
  Dividends                                           4,392,673              6
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                          4,772,734         23,056
  Administrative fee                                    840,646          3,236
                                                  -------------  -------------
    Total expenses                                    5,613,380         26,292
                                                  -------------  -------------
    Net investment income (loss)                     (1,220,707)       (26,286)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        45,561,520          9,440
  Realized gain distributions                         2,668,818              6
                                                  -------------  -------------
    Net realized gain (loss)                         48,230,338          9,446
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     27,715,455        590,950
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      74,725,086        574,110
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                   Oppenheimer                       Janus          PIMCO          PIMCO
                                                     Capital          Money       Aggressive     Total Return   Total Return
                                                   Appreciation      Market         Growth           Bond           Bond
                                                   Portfolio B     Portfolio B    Portfolio B     Portfolio     Portfolio B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $   16,239,345        828,878              -      1,512,446     36,660,774
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                           7,216,282      1,875,051      3,291,686        314,841      7,416,362
  Administrative fee                                   1,274,047        331,155        577,516         31,215      1,316,837
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                     8,490,329      2,206,206      3,869,202        346,056      8,733,199
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                       7,749,016     (1,377,328)    (3,869,202)     1,166,390     27,927,575
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         27,309,552              -     19,824,763        495,278      2,201,587
  Realized gain distributions                         17,860,969              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          45,170,521              -     19,824,763        495,278      2,201,587
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)     (30,034,891)             -       (905,303)      (639,625)   (15,690,290)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   22,884,646     (1,377,328)    15,050,258      1,022,043     14,438,872
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------

                                                    PIMCO PEA      PIMCO PEA
                                                    Innovation    Innovation
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                                 538         48,927
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              9,392        931,260
  Administrative fee                                          -        162,049
                                                  -------------  -------------
    Total expenses                                        9,392      1,093,309
                                                  -------------  -------------
    Net investment income (loss)                         (8,854)    (1,044,382)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            39,734      1,930,754
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             39,734      1,930,754
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (96,425)    (2,370,714)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (65,545)    (1,484,342)
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                                                                 Met Investors
                                                  ----------------------------------------------------------------------------
                                                      PIMCO         T Rowe            MFS            MFS          Neuberger
                                                    Inflation    Price Mid Cap     Research       Research         Berman
                                                  Protected Bond    Growth       International  International    Real Estate
                                                   Portfolio B    Portfolio B   Portfolio A (b)  Portfolio B   Portfolio B (b)
                                                  -------------- -------------  --------------- -------------  ---------------
Income:
  Dividends                                       $   19,603,008             -           1,053        501,417       3,168,799
                                                  -------------- -------------   -------------  -------------   -------------
Expenses:
  Mortality and expense risk                           6,273,268     2,992,612             843      3,262,128         944,657
  Administrative fee                                   1,101,194       529,987               -        578,130         167,290
                                                  -------------- -------------   -------------  -------------   -------------
    Total expenses                                     7,374,462     3,522,599             843      3,840,258       1,111,947
                                                  -------------- -------------   -------------  -------------   -------------
    Net investment income (loss)                      12,228,546    (3,522,599)            210     (3,338,841)      2,056,852
                                                  -------------- -------------   -------------  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         18,343,529    18,616,632             697     36,350,149      13,291,676
  Realized gain distributions                             23,720             -               -              -               -
                                                  -------------- -------------   -------------  -------------   -------------
    Net realized gain (loss)                          18,367,249    18,616,632             697     36,350,149      13,291,676
                                                  -------------- -------------   -------------  -------------   -------------
Change in unrealized appreciation (depreciation)         854,458    11,556,771          38,520     17,372,956      14,778,994
                                                  -------------- -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $   31,450,253    26,650,804          39,427     50,384,264      30,127,522
                                                  ============== =============   =============  =============   =============

                                                  ------------------------------
                                                      Turner         Goldman
                                                      Mid-Cap         Sachs
                                                      Growth         Mid-Cap
                                                  Portfolio B (b)  Value B (b)
                                                  --------------- -------------
Income:
  Dividends                                                    -        867,080
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                             714,902        855,190
  Administrative fee                                     126,104        150,927
                                                   -------------  -------------
    Total expenses                                       841,006      1,006,117
                                                   -------------  -------------
    Net investment income (loss)                        (841,006)      (139,037)
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          5,309,182      8,797,585
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                           5,309,182      8,797,585
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)       7,666,573     11,000,598
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       12,134,749     19,659,146
                                                   =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                               Met Investors
                                                  -----------------------------------------------------------------------
                                                    Defensive       Moderate      Balance        Growth      Aggressive
                                                     Strategy       Strategy      Strategy      Strategy      Strategy
                                                     Fund of        Fund of       Fund of       Fund of       Fund of
                                                    Fund B (c)     Fund B (c)    Fund B (c)    Fund B (c)    Fund B (c)
                                                  --------------  ------------- ------------- ------------- -------------
Income:
  Dividends                                       $    1,774,039      4,983,265    11,767,405     6,053,893       480,928
                                                  --------------  ------------- ------------- ------------- -------------
Expenses:
  Mortality and expense risk                             107,302        359,311     1,117,118       914,826       199,538
  Administrative fee                                      18,781         63,640       198,279       162,965        35,611
                                                  --------------  ------------- ------------- ------------- -------------
    Total expenses                                       126,083        422,951     1,315,397     1,077,791       235,149
                                                  --------------  ------------- ------------- ------------- -------------
    Net investment income (loss)                       1,647,956      4,560,314    10,452,008     4,976,102       245,779
                                                  --------------  ------------- ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -              -             -             -             -
  Realized gain distributions                                  -              -             -             -             -
                                                  --------------  ------------- ------------- ------------- -------------
    Net realized gain (loss)                                   -              -             -             -             -
                                                  --------------  ------------- ------------- ------------- -------------
Change in unrealized appreciation (depreciation)        (294,057)       895,904    10,765,002    15,698,765     4,595,051
                                                  --------------  ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $    1,353,899      5,456,218    21,217,010    20,674,867     4,840,830
                                                  ==============  ============= ============= ============= =============

                                                               AIM
                                                  ----------------------------

                                                                    Capital
                                                     Premier      Appreciation
                                                   Equity Fund        Fund
                                                  -------------  -------------
Income:
  Dividends                                               6,319              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             17,572          9,101
  Administrative fee                                      2,343          1,212
                                                  -------------  -------------
    Total expenses                                       19,915         10,313
                                                  -------------  -------------
    Net investment income (loss)                        (13,596)       (10,313)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (87,947)       (41,575)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (87,947)       (41,575)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        154,810         85,483
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          53,267         33,595
                                                  =============  =============

(c) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                               AIM                                   MFS
                                                  -----------------------------  -------------------------------------------


                                                   International     Balanced       Research      Investors    New Discovery
                                                    Growth Fund        Fund          Series      Trust Series     Series
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        4,474         16,384          4,100          1,164              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               8,734         14,627          4,468          2,170          3,491
  Administrative fee                                       1,150          1,934            594            291            471
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         9,884         16,561          5,062          2,461          3,962
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (5,410)          (177)          (962)        (1,297)        (3,962)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (17,714)       (17,498)       (20,397)        (3,433)       (13,231)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (17,714)       (17,498)       (20,397)        (3,433)       (13,231)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         163,836         83,501         65,099         20,319         23,863
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      140,712         65,826         43,740         15,589          6,670
                                                  ==============  =============  =============  =============  =============

                                                          Oppenheimer
                                                  ----------------------------
                                                      Main
                                                     Street
                                                    Growth &         Bond
                                                   Income Fund       Fund
                                                  -------------  -------------
Income:
  Dividends                                              14,392         20,499
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              7,932          5,175
  Administrative fee                                      1,400            689
                                                  -------------  -------------
    Total expenses                                        9,332          5,864
                                                  -------------  -------------
    Net investment income (loss)                          5,060         14,635
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (137,123)           448
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (137,123)           448
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        149,472            222
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          17,409         15,305
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                   Oppenheimer
                                                  --------------------------------------------  --------------
                                                                   Main Street
                                                     Strategic        Small                         Asset
                                                       Bond            Cap           Money         Manager
                                                       Fund        Growth Fund       Fund         Portfolio
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $       12,823              -          3,013      4,642,528
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               1,754          2,305          4,218      2,253,600
  Administrative fee                                         270            303            598         44,523
                                                  --------------  -------------  -------------  -------------
    Total expenses                                         2,024          2,608          4,816      2,298,123
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                          10,799         (2,608)        (1,803)     2,344,405
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              7,839          3,590              -     (2,087,213)
  Realized gain distributions                                  -              -              -              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                               7,839          3,590              -     (2,087,213)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         (11,242)        28,777              -      6,220,678
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        7,396         29,759         (1,803)     6,477,870
                                                  ==============  =============  =============  =============

                                                             Fidelity
                                                  --------------------------------------------


                                                     Growth        Contrafund     Overseas
                                                    Portfolio      Portfolio      Portfolio
                                                  -------------  -------------  -------------
Income:
  Dividends                                             688,215        862,469        140,133
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                          3,402,732      3,468,695        129,261
  Administrative fee                                     68,220         48,053         17,181
                                                  -------------  -------------  -------------
    Total expenses                                    3,470,952      3,516,748        146,442
                                                  -------------  -------------  -------------
    Net investment income (loss)                     (2,782,737)    (2,654,279)        (6,309)
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (7,634,812)     1,744,097       (548,352)
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                         (7,634,812)     1,744,097       (548,352)
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)     14,833,445     35,062,867      1,804,993
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       4,415,896     34,152,685      1,250,332
                                                  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                    Fidelity                     Scudder I
                                                  -------------------------------------------  -------------  --------------
                                                     Equity-                                                       FI
                                                     Income        Index 500     Money Market  International     Midcap
                                                    Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                  -------------- -------------  -------------  -------------  -------------
Income:
  Dividends                                       $      387,838     2,123,291        340,683        280,742         15,696
                                                  -------------- -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             299,498     2,137,771        368,745        295,825         27,607
  Administrative fee                                      39,880            21          8,889            696          1,531
                                                  -------------- -------------  -------------  -------------  -------------
    Total expenses                                       339,378     2,137,792        377,634        296,521         29,138
                                                  -------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                          48,460       (14,501)       (36,951)       (15,779)       (13,442)
                                                  -------------- -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             65,049       205,474              -       (774,822)       (68,076)
  Realized gain distributions                             92,650             -              -              -              -
                                                  -------------- -------------  -------------  -------------  -------------
    Net realized gain (loss)                             157,699       205,474              -       (774,822)       (68,076)
                                                  -------------- -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       2,010,741    13,352,761              -      3,899,643        499,735
                                                  -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,216,900    13,543,734        (36,951)     3,109,042        418,217
                                                  ============== =============  =============  =============  =============

                                                      MetLife
                                                  -----------------------------
                                                   Russell 2000       FI
                                                      Index      International
                                                    Portfolio        Stock
                                                  -------------  -------------
Income:
  Dividends                                              13,529          5,228
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             55,026          5,202
  Administrative fee                                      1,116            682
                                                  -------------  -------------
    Total expenses                                       56,142          5,884
                                                  -------------  -------------
    Net investment income (loss)                        (42,613)          (656)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           225,310          2,062
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            225,310          2,062
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        379,609         65,240
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         562,306         66,646
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  MetLife
                                                  ---------------------------------------------------------------------------

                                                    Met/Putnam                                       SSR            SSR
                                                      Voyager      Stock Index    Stock Index     Large Cap       Aurora
                                                    Portfolio A     Portfolio     Portfolio B      Growth        Portfolio
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $          453        638,116      1,245,872              -              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               5,015        915,907      2,423,598          3,004         82,254
  Administrative fee                                         664         56,720        435,291              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         5,679        972,627      2,858,889          3,004         82,254
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (5,226)      (334,511)    (1,613,017)        (3,004)       (82,254)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (29,279)       924,563        918,964         12,572        150,224
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (29,279)       924,563        918,964         12,572        150,224
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          49,249      5,858,151     16,307,278          9,341        891,729
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       14,744      6,448,203     15,613,225         18,909        959,699
                                                  ==============  =============  =============  =============  =============

                                                  ----------------------------
                                                                     SSR
                                                       SSR        Large Cap
                                                   Bond Income      Value
                                                    Portfolio     Portfolio
                                                  ------------- -------------
Income:
  Dividends                                              42,162             -
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             17,592         5,438
  Administrative fee                                          -             -
                                                  ------------- -------------
    Total expenses                                       17,592         5,438
                                                  ------------- -------------
    Net investment income (loss)                         24,570        (5,438)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               172         6,868
  Realized gain distributions                            17,602             -
                                                  ------------- -------------
    Net realized gain (loss)                             17,774         6,868
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)          5,035        51,558
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                          47,379        52,988
                                                  ============= =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                                                                    MetLife
                                                  -----------------------------------------------------------------------------
                                                      Lehman
                                                     Brothers                      Harris Oakmark Morgan Stanley      MFS
                                                    Aggregate       FI Mid Cap       Large Cap         EAFE       Total Return
                                                    Bond Index   Opportunities (d)   Value Fund       Index          Series
                                                  -------------- ----------------- -------------- -------------- -------------
Income:
  Dividends                                       $       40,740          80,142          13,906         13,466         47,068
                                                  --------------   -------------   -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              20,380           4,659          42,391         30,300         22,102
  Administrative fee                                           -               -               -              -             51
                                                  --------------   -------------   -------------  -------------  -------------
    Total expenses                                        20,380           4,659          42,391         30,300         22,153
                                                  --------------   -------------   -------------  -------------  -------------
    Net investment income (loss)                          20,360          75,483         (28,485)       (16,834)        24,915
                                                  --------------   -------------   -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,913         (26,828)         24,268         25,162        (21,369)
  Realized gain distributions                                  -               -               -              -          8,075
                                                  --------------   -------------   -------------  -------------  -------------
    Net realized gain (loss)                               1,913         (26,828)         24,268         25,162        (13,294)
                                                  --------------   -------------   -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          18,540         (88,530)        347,478        508,973        188,277
                                                  --------------   -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       40,813         (39,875)        343,261        517,301        199,898
                                                  ==============   =============   =============  =============  =============

                                                  -----------------------------

                                                       Mid             Davis
                                                    Cap Stock         Venture
                                                      Index          Value Fund
                                                  -------------    -------------
Income:
  Dividends                                              11,804            8,731
                                                  -------------    -------------
Expenses:
  Mortality and expense risk                             39,839           21,631
  Administrative fee                                          -                -
                                                  -------------    -------------
    Total expenses                                       39,839           21,631
                                                  -------------    -------------
    Net investment income (loss)                        (28,035)         (12,900)
                                                  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            17,649           26,062
  Realized gain distributions                             6,099                -
                                                  -------------    -------------
    Net realized gain (loss)                             23,748           26,062
                                                  -------------    -------------
Change in unrealized appreciation (depreciation)        502,987          185,516
                                                  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         498,700          198,678
                                                  =============    =============

(d) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                                                           MetLife
                                                  -----------------------------------------------------------------------------
                                                      Davis           Harris         Harris
                                                     Venture         Oakmark        Oakmark       Jennison            SSR
                                                      Value          Focused        Focused        Growth            Money
                                                   Value Fund E     Value Fund    Value Fund B   Portfolio B       Market (b)
                                                  --------------  -------------  -------------  -------------    -------------
Income:
  Dividends                                       $    2,832,116          2,896              -         24,872              420
                                                  --------------  -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                           9,376,747        110,196      6,621,337      3,882,077              656
  Administrative fee                                   1,659,438              -      1,168,635        682,998               60
                                                  --------------  -------------  -------------  -------------    -------------
    Total expenses                                    11,036,185        110,196      7,789,972      4,565,075              716
                                                  --------------  -------------  -------------  -------------    -------------
    Net investment income (loss)                      (8,204,069)      (107,300)    (7,789,972)    (4,540,203)            (296)
                                                  --------------  -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         62,228,122         30,887     39,323,227     24,712,282                -
  Realized gain distributions                                  -         72,509      5,485,541              -                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net realized gain (loss)                          62,228,122        103,396     44,808,768     24,712,282                -
                                                  --------------  -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)      19,965,602        892,834     (4,829,272)     2,377,607                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   73,989,655        888,930     32,189,524     22,549,686             (296)
                                                  ==============  =============  =============  =============    =============

                                                                  Van Kampen
                                                  ------------   -------------
                                                      T Rowe
                                                      Price
                                                    Small Cap      Emerging
                                                    Growth (b)    Growth Fund
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              1,440          5,919
  Administrative fee                                         45            788
                                                  -------------  -------------
    Total expenses                                        1,485          6,707
                                                  -------------  -------------
    Net investment income (loss)                         (1,485)        (6,707)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (4,315)       (34,248)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (4,315)       (34,248)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         39,931         63,504
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          34,131         22,549
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                            Van Kampen                                    Federated
                                                  -----------------------------  --------------------------------------------
                                                                                    Equity           High        American
                                                    Enterprise      Growth &        Income          Income        Leaders
                                                       Fund        Income Fund      Fund II      Bond Fund II   Fund II (d)
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $          648          3,115          6,473         18,632          9,033
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               1,994          3,825          1,826          2,555          1,899
  Administrative fee                                         265            507            305            358            415
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         2,259          4,332          2,131          2,913          2,314
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (1,611)        (1,217)         4,342         15,719          6,719
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (7,096)         7,607        (19,256)        (2,656)         3,680
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              (7,096)         7,607        (19,256)        (2,656)         3,680
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          12,323         29,963         24,295          4,126        (16,459)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        3,616         36,353          9,381         17,189         (6,060)
                                                  ==============  =============  =============  =============  =============

                                                                   Neuberger
                                                  -------------- -------------
                                                     Growth
                                                    Strategic       Genesis
                                                     Fund II         Trust
                                                  -------------  -------------
Income:
  Dividends                                                   -             25
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,341            147
  Administrative fee                                        311              -
                                                  -------------  -------------
    Total expenses                                        2,652            147
                                                  -------------  -------------
    Net investment income (loss)                         (2,652)          (122)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (21,009)         1,982
  Realized gain distributions                                 -            378
                                                  -------------  -------------
    Net realized gain (loss)                            (21,009)         2,360
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         48,422             72
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          24,761          2,310
                                                  =============  =============

(d) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                      Alger                          T Rowe                        Janus
                                                  --------------  -------------------------------------------  -------------
                                                      Small                                         Prime          Aspen
                                                  Capitalization      Growth     International     Reserve       Worldwide
                                                       Fund            Fund       Stock Fund        Fund          Growth
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -         62,452         12,513          9,828             91
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             803,271         92,686          9,230         11,174             67
  Administrative fee                                      14,352              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       817,623         92,686          9,230         11,174             67
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                        (817,623)       (30,234)         3,283         (1,346)            24
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (4,840,201)      (195,711)       (36,804)             -            138
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          (4,840,201)      (195,711)       (36,804)             -            138
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)      14,014,757      1,171,341        158,743              -            341
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    8,356,933        945,396        125,222         (1,346)           503
                                                  ==============  =============  =============  =============  =============

                                                            American
                                                  ----------------------------
                                                   Global Small
                                                  Capitalization     Growth
                                                       Fund           Fund
                                                  -------------- -------------
Income:
  Dividends                                                   -         25,977
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             44,075        163,295
  Administrative fee                                          -              -
                                                  -------------  -------------
    Total expenses                                       44,075        163,295
                                                  -------------  -------------
    Net investment income (loss)                        (44,075)      (137,318)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            46,781         50,495
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             46,781         50,495
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        681,229      1,563,691
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         683,935      1,476,868
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                     American
                                                  --------------

                                                     Growth &
                                                      Income
                                                       Fund           Total
                                                  --------------  -------------
Income:
  Dividends                                       $      105,860    144,825,738
                                                  --------------  -------------
Expenses:
  Mortality and expense risk                             122,933    116,241,348
  Administrative fee                                           -     17,467,011
                                                  --------------  -------------
    Total expenses                                       122,933    133,708,359
                                                  --------------  -------------
    Net investment income (loss)                         (17,073)    11,117,379
                                                  --------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             12,407    518,267,610
  Realized gain distributions                                  -     26,887,730
                                                  --------------  -------------
    Net realized gain (loss)                              12,407    545,155,340
                                                  --------------  -------------
Change in unrealized appreciation (depreciation)         942,223    280,032,188
                                                  --------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      937,557    836,304,907
                                                  ==============  =============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett     JP Morgan
                                                        Growth         Growth          Bond           Bond          Quality
                                                       & Income       & Income       Debenture      Debenture        Bond
                                                       Portfolio     Portfolio B     Portfolio     Portfolio B   Portfolio (a)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (2,530,213)   (10,745,664)        50,622      4,647,469      1,840,989
  Net realized gain (loss)                                (258,789)    67,526,358         17,613     38,584,694       (277,112)
  Change in unrealized appreciation (depreciation)      35,854,914     25,862,520         48,724     (9,759,808)      (743,674)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         33,065,912     82,643,214        116,959     33,472,355        820,203
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                17,063,809    303,861,066        237,564    214,328,655      2,383,713
  Transfers between sub-accounts (including fixed
   account), net                                        (5,480,924)  (301,793,567)     1,004,501   (254,672,860)   (33,973,608)
  Transfers for contract benefits and terminations     (22,997,599)   (37,472,572)      (144,772)   (34,473,630)    (2,414,466)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (11,414,714)   (35,405,073)     1,097,293    (74,817,835)   (34,004,361)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               21,651,198     47,238,141      1,214,252    (41,345,480)   (33,184,158)
Net assets at beginning of period                      298,173,956    626,101,905        997,244    485,073,790     33,184,158
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  319,825,154    673,340,046      2,211,496    443,728,310              -
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------

                                                     Met/Putnam      Met/Putnam
                                                      Research        Research
                                                    Portfolio (a)  Portfolio B (a)
                                                    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (45,897)       (522,928)
  Net realized gain (loss)                              1,622,730       8,997,703
  Change in unrealized appreciation (depreciation)     (1,276,614)     (7,997,493)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                           300,219         477,282
                                                    -------------   -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -               -
  MetLife Investors USA Insurance Company
   redemptions                                                  -               -
  Payments received from contract owners                   73,039      19,058,377
  Transfers between sub-accounts (including fixed
   account), net                                      (18,375,896)    (84,403,497)
  Transfers for contract benefits and terminations     (4,787,968)     (3,615,533)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                            (23,090,825)    (68,960,653)
                                                    -------------   -------------
    Net increase (decrease) in net assets             (22,790,606)    (68,483,371)
Net assets at beginning of period                      22,790,606      68,483,371
                                                    -------------   -------------
Net assets at end of period                                     -               -
                                                    =============   =============

(a) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                          AIM            AIM            AIM          Harris       Third Avenue
                                                        Mid Cap       Small Cap      Small Cap       Oakmark       Small Cap
                                                      Core Equity      Growth         Growth      International      Value
                                                      Portfolio B     Portfolio     Portfolio B    Portfolio B     Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (2,702,748)        (5,275)    (3,989,640)    (5,685,076)        24,862
  Net realized gain (loss)                              15,976,683         10,529     21,807,555     52,686,338         53,664
  Change in unrealized appreciation (depreciation)       4,388,840         12,723       (278,818)    19,269,650        277,825
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         17,662,775         17,977     17,539,097     66,270,912        356,351
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                63,328,555         97,132    100,622,101    159,746,170        245,734
  Transfers between sub-accounts (including fixed
   account), net                                       (81,087,583)       (19,064)   (30,217,510)   (97,353,253)     1,654,312
  Transfers for contract benefits and terminations      (8,799,117)       (19,291)   (11,037,210)   (14,969,077)       (31,064)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (26,558,145)        58,777     59,367,381     47,423,840      1,868,982
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (8,895,370)        76,754     76,906,478    113,694,752      2,225,333
Net assets at beginning of period                      146,961,260        368,549    143,948,186    197,424,674        577,079
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  138,065,890        445,303    220,854,664    311,119,426      2,802,412
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     Third Avenue   Oppenheimer
                                                      Small Cap       Capital
                                                        Value      Appreciation
                                                     Portfolio B   Portfolio (b)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,220,707)       (26,286)
  Net realized gain (loss)                             48,230,338          9,446
  Change in unrealized appreciation (depreciation)     27,715,455        590,950
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        74,725,086        574,110
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners              144,807,801          5,930
  Transfers between sub-accounts (including fixed
   account), net                                     (109,150,376)    18,081,446
  Transfers for contract benefits and terminations    (14,630,206)      (364,136)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             21,027,219     17,723,240
                                                    -------------  -------------
    Net increase (decrease) in net assets              95,752,305     18,297,350
Net assets at beginning of period                     223,583,095              -
                                                    -------------  -------------
Net assets at end of period                           319,335,400     18,297,350
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                     Oppenheimer                       Janus          PIMCO          PIMCO
                                                       Capital          Money       Aggressive     Total Return   Total Return
                                                     Appreciation      Market         Growth           Bond           Bond
                                                     Portfolio B     Portfolio B    Portfolio B     Portfolio     Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    7,749,016     (1,377,328)    (3,869,202)     1,166,390     27,927,575
  Net realized gain (loss)                              45,170,521              -     19,824,763        495,278      2,201,587
  Change in unrealized appreciation (depreciation)     (30,034,891)             -       (905,303)      (639,625)   (15,690,290)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         22,884,646     (1,377,328)    15,050,258      1,022,043     14,438,872
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners               210,046,036     73,676,991    101,545,028      1,507,494    164,802,723
  Transfers between sub-accounts (including fixed
   account), net                                      (153,861,664)   (59,466,436)  (105,571,911)    33,139,654   (198,232,648)
  Transfers for contract benefits and terminations     (23,746,517)   (30,967,499)    (9,285,301)    (4,877,671)   (30,716,139)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              32,437,855    (16,756,944)   (13,312,184)    29,769,477    (64,146,064)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               55,322,501    (18,134,272)     1,738,074     30,791,520    (49,707,192)
Net assets at beginning of period                      407,473,999    117,287,458    176,918,560     22,686,688    479,950,797
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  462,796,500     99,153,186    178,656,634     53,478,208    430,243,605
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                      PIMCO PEA      PIMCO PEA
                                                      Innovation    Innovation
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (8,854)    (1,044,382)
  Net realized gain (loss)                                 39,734      1,930,754
  Change in unrealized appreciation (depreciation)        (96,425)    (2,370,714)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (65,545)    (1,484,342)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  170,031     22,082,000
  Transfers between sub-accounts (including fixed
   account), net                                           15,509      3,746,099
  Transfers for contract benefits and terminations        (49,319)    (3,630,024)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                136,221     22,198,075
                                                    -------------  -------------
    Net increase (decrease) in net assets                  70,676     20,713,733
Net assets at beginning of period                         646,287     42,017,721
                                                    -------------  -------------
Net assets at end of period                               716,963     62,731,454
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                    -----------------------------------------------------------------------------
                                                        PIMCO          T Rowe            MFS            MFS          Neuberger
                                                      Inflation     Price Mid Cap     Research       Research         Berman
                                                    Protected Bond     Growth       International  International    Real Estate
                                                     Portfolio B     Portfolio B   Portfolio A (b)  Portfolio B   Portfolio B (b)
                                                    --------------  -------------  --------------- -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   12,228,546     (3,522,599)            210     (3,338,841)      2,056,852
  Net realized gain (loss)                              18,367,249     18,616,632             697     36,350,149      13,291,676
  Change in unrealized appreciation (depreciation)         854,458     11,556,771          38,520     17,372,956      14,778,994
                                                    --------------  -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                         31,450,253     26,650,804          39,427     50,384,264      30,127,522
                                                    --------------  -------------   -------------  -------------   -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -               -              -               -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -               -              -               -
  Payments received from contract owners               199,437,324     84,852,922          20,337     79,857,470      25,373,692
  Transfers between sub-accounts (including fixed
   account), net                                      (112,202,113)  (110,635,816)        449,613     (8,362,969)     30,740,588
  Transfers for contract benefits and terminations     (19,804,845)   (10,643,861)              -    (11,520,013)     (3,560,058)
                                                    --------------  -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              67,430,366    (36,426,755)        469,950     59,974,488      52,554,222
                                                    --------------  -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets               98,880,619     (9,775,951)        509,377    110,358,752      82,681,744
Net assets at beginning of period                      267,794,607    203,972,444               -    121,500,693               -
                                                    --------------  -------------   -------------  -------------   -------------
Net assets at end of period                         $  366,675,226    194,196,493         509,377    231,859,445      82,681,744
                                                    ==============  =============   =============  =============   =============

                                                    ------------------------------
                                                        Turner         Goldman
                                                        Mid-Cap         Sachs
                                                        Growth         Mid-Cap
                                                    Portfolio B (b)  Value B (b)
                                                    --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (841,006)      (139,037)
  Net realized gain (loss)                               5,309,182      8,797,585
  Change in unrealized appreciation (depreciation)       7,666,573     11,000,598
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         12,134,749     19,659,146
                                                     -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -
  Payments received from contract owners                20,604,840     27,653,490
  Transfers between sub-accounts (including fixed
   account), net                                        26,949,035     30,543,761
  Transfers for contract benefits and terminations      (1,968,358)    (2,381,224)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              45,585,517     55,816,027
                                                     -------------  -------------
    Net increase (decrease) in net assets               57,720,266     75,475,173
Net assets at beginning of period                                -              -
                                                     -------------  -------------
Net assets at end of period                             57,720,266     75,475,173
                                                     =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                   Met Investors
                                                    --------------------------------------------------------------------------
                                                      Defensive        Moderate       Balance         Growth       Aggressive
                                                       Strategy        Strategy       Strategy       Strategy       Strategy
                                                       Fund of         Fund of        Fund of        Fund of        Fund of
                                                      Fund B (c)      Fund B (c)     Fund B (c)     Fund B (c)     Fund B (c)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    1,647,956      4,560,314     10,452,008      4,976,102        245,779
  Net realized gain (loss)                                       -              -              -              -              -
  Change in unrealized appreciation (depreciation)        (294,057)       895,904     10,765,002     15,698,765      4,595,051
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          1,353,899      5,456,218     21,217,010     20,674,867      4,840,830
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 5,487,168     23,351,732     81,657,374     54,473,523     12,627,286
  Transfers between sub-accounts (including fixed
   account), net                                        97,312,403    343,823,589  1,087,382,362    897,185,960    201,703,072
  Transfers for contract benefits and terminations        (462,130)      (345,858)       (35,407)      (874,580)      (463,661)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             102,337,441    366,829,463  1,169,004,329    950,784,903    213,866,697
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              103,691,340    372,285,681  1,190,221,339    971,459,770    218,707,527
Net assets at beginning of period                                -              -              -              -              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  103,691,340    372,285,681  1,190,221,339    971,459,770    218,707,527
                                                    ==============  =============  =============  =============  =============

                                                                 AIM
                                                    ----------------------------

                                                                      Capital
                                                       Premier      Appreciation
                                                     Equity Fund        Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (13,596)       (10,313)
  Net realized gain (loss)                                (87,947)       (41,575)
  Change in unrealized appreciation (depreciation)        154,810         85,483
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            53,267         33,595
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                      332          4,400
  Transfers between sub-accounts (including fixed
   account), net                                          (43,156)       (22,138)
  Transfers for contract benefits and terminations       (147,157)       (96,946)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (189,981)      (114,684)
                                                    -------------  -------------
    Net increase (decrease) in net assets                (136,714)       (81,089)
Net assets at beginning of period                       1,531,451        800,306
                                                    -------------  -------------
Net assets at end of period                             1,394,737        719,217
                                                    =============  =============

(c) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                 AIM                                   MFS
                                                    -----------------------------  -------------------------------------------


                                                     International     Balanced       Research      Investors    New Discovery
                                                      Growth Fund        Fund          Series      Trust Series     Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,410)          (177)          (962)        (1,297)        (3,962)
  Net realized gain (loss)                                 (17,714)       (17,498)       (20,397)        (3,433)       (13,231)
  Change in unrealized appreciation (depreciation)         163,836         83,501         65,099         20,319         23,863
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            140,712         65,826         43,740         15,589          6,670
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                     4,185            101              -              -             30
  Transfers between sub-accounts (including fixed
   account), net                                           (18,568)        11,484        (36,922)       (10,745)       (49,309)
  Transfers for contract benefits and terminations         (22,235)       (84,421)       (33,966)       (34,671)       (70,744)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (36,618)       (72,836)       (70,888)       (45,416)      (120,023)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  104,094         (7,010)       (27,148)       (29,827)      (113,353)
Net assets at beginning of period                          662,630      1,172,739        375,908        199,467        349,040
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      766,724      1,165,729        348,760        169,640        235,687
                                                    ==============  =============  =============  =============  =============

                                                             Oppenheimer
                                                    ----------------------------
                                                        Main
                                                       Street
                                                      Growth &          Bond
                                                     Income Fund        Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              5,060         14,635
  Net realized gain (loss)                               (137,123)           448
  Change in unrealized appreciation (depreciation)        149,472            222
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            17,409         15,305
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                    3,017            202
  Transfers between sub-accounts (including fixed
   account), net                                       (1,369,999)        (4,443)
  Transfers for contract benefits and terminations        (31,875)       (51,461)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (1,398,857)       (55,702)
                                                    -------------  -------------
    Net increase (decrease) in net assets              (1,381,448)       (40,397)
Net assets at beginning of period                       1,695,836        443,135
                                                    -------------  -------------
Net assets at end of period                               314,388        402,738
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                     Oppenheimer
                                                    --------------------------------------------  --------------
                                                                     Main Street
                                                       Strategic        Small                         Asset
                                                         Bond            Cap           Money         Manager
                                                         Fund        Growth Fund       Fund         Portfolio
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       10,799         (2,608)        (1,803)     2,344,405
  Net realized gain (loss)                                   7,839          3,590              -     (2,087,213)
  Change in unrealized appreciation (depreciation)         (11,242)        28,777              -      6,220,678
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              7,396         29,759         (1,803)     6,477,870
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -
  Payments received from contract owners                         -            561              -      6,413,602
  Transfers between sub-accounts (including fixed
   account), net                                          (145,659)             -       (124,587)    (6,138,000)
  Transfers for contract benefits and terminations          (1,913)       (17,712)      (116,580)   (15,412,600)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (147,572)       (17,151)      (241,167)   (15,136,998)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (140,176)        12,608       (242,970)    (8,659,128)
Net assets at beginning of period                          251,979        182,263        541,090    173,560,378
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $      111,803        194,871        298,120    164,901,250
                                                    ==============  =============  =============  =============

                                                               Fidelity
                                                    --------------------------------------------


                                                       Growth        Contrafund     Overseas
                                                      Portfolio      Portfolio      Portfolio
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (2,782,737)    (2,654,279)        (6,309)
  Net realized gain (loss)                             (7,634,812)     1,744,097       (548,352)
  Change in unrealized appreciation (depreciation)     14,833,445     35,062,867      1,804,993
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         4,415,896     34,152,685      1,250,332
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners               18,066,489     18,017,677        269,931
  Transfers between sub-accounts (including fixed
   account), net                                      (18,940,842)    (4,574,866)      (428,126)
  Transfers for contract benefits and terminations    (21,498,853)   (18,362,223)    (2,179,238)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (22,373,206)    (4,919,412)    (2,337,433)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets             (17,957,310)    29,233,273     (1,087,101)
Net assets at beginning of period                     269,259,511    249,505,965     12,334,356
                                                    -------------  -------------  -------------
Net assets at end of period                           251,302,201    278,739,238     11,247,255
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                      Fidelity                      Scudder I
                                                    --------------------------------------------  -------------  --------------

                                                        Equity-                                                       FI
                                                        Income        Index 500     Money Market  International     Midcap
                                                       Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       48,460        (14,501)       (36,951)       (15,779)       (13,442)
  Net realized gain (loss)                                 157,699        205,474              -       (774,822)       (68,076)
  Change in unrealized appreciation (depreciation)       2,010,741     13,352,761              -      3,899,643        499,735
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,216,900     13,543,734        (36,951)     3,109,042        418,217
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    77,952         33,300     11,407,103      2,505,281        363,376
  Transfers between sub-accounts (including fixed
   account), net                                           229,534    (11,911,707)    (5,163,355)    (1,383,319)     1,768,728
  Transfers for contract benefits and terminations      (4,161,414)    (9,655,740)    (3,591,291)    (1,553,606)      (124,324)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (3,853,928)   (21,534,147)     2,652,457       (431,644)     2,007,780
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,637,028)    (7,990,413)     2,615,506      2,677,398      2,425,997
Net assets at beginning of period                       25,275,846    164,912,377     26,673,032     21,279,568        908,723
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   23,638,818    156,921,964     29,288,538     23,956,966      3,334,720
                                                    ==============  =============  =============  =============  =============

                                                        MetLife
                                                    -----------------------------

                                                     Russell 2000       FI
                                                        Index      International
                                                      Portfolio        Stock
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (42,613)          (656)
  Net realized gain (loss)                                225,310          2,062
  Change in unrealized appreciation (depreciation)        379,609         65,240
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           562,306         66,646
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  714,378            350
  Transfers between sub-accounts (including fixed
   account), net                                        2,912,949        112,334
  Transfers for contract benefits and terminations       (266,495)       (43,841)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,360,832         68,843
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,923,138        135,489
Net assets at beginning of period                       2,227,757        365,178
                                                    -------------  -------------
Net assets at end of period                             6,150,895        500,667
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     MetLife
                                                    ---------------------------------------------------------------------------

                                                      Met/Putnam                                       SSR            SSR
                                                        Voyager      Stock Index    Stock Index     Large Cap       Aurora
                                                      Portfolio A     Portfolio     Portfolio B      Growth        Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,226)      (334,511)    (1,613,017)        (3,004)       (82,254)
  Net realized gain (loss)                                 (29,279)       924,563        918,964         12,572        150,224
  Change in unrealized appreciation (depreciation)          49,249      5,858,151     16,307,278          9,341        891,729
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             14,744      6,448,203     15,613,225         18,909        959,699
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                     9,551      7,476,250     55,258,660         50,213      1,703,015
  Transfers between sub-accounts (including fixed
   account), net                                             1,966      1,928,797     13,229,585        101,127      4,004,867
  Transfers for contract benefits and terminations         (47,040)    (7,197,876)    (8,296,368)       (71,122)      (248,088)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (35,523)     2,207,171     60,191,877         80,218      5,459,794
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (20,779)     8,655,374     75,805,102         99,127      6,419,493
Net assets at beginning of period                          418,987     69,594,847    135,880,569        204,551      2,751,694
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      398,208     78,250,221    211,685,671        303,678      9,171,187
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                                        SSR
                                                         SSR         Large Cap
                                                     Bond Income       Value
                                                      Portfolio      Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             24,570         (5,438)
  Net realized gain (loss)                                 17,774          6,868
  Change in unrealized appreciation (depreciation)          5,035         51,558
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            47,379         52,988
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  436,936         92,441
  Transfers between sub-accounts (including fixed
   account), net                                          993,180        256,151
  Transfers for contract benefits and terminations       (155,990)        (6,437)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              1,274,126        342,155
                                                    -------------  -------------
    Net increase (decrease) in net assets               1,321,505        395,143
Net assets at beginning of period                         657,551        212,147
                                                    -------------  -------------
Net assets at end of period                             1,979,056        607,290
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                      MetLife
                                                    ---------------------------------------------------------------
                                                        Lehman
                                                       Brothers                       Harris Oakmark Morgan Stanley
                                                      Aggregate        FI Mid Cap       Large Cap         EAFE
                                                      Bond Index    Opportunities (d)   Value Fund       Index
                                                    --------------  ----------------- -------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       20,360           75,483         (28,485)       (16,834)
  Net realized gain (loss)                                   1,913          (26,828)         24,268         25,162
  Change in unrealized appreciation (depreciation)          18,540          (88,530)        347,478        508,973
                                                    --------------    -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             40,813          (39,875)        343,261        517,301
                                                    --------------    -------------   -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -                -               -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -               -              -
  Payments received from contract owners                   439,976          156,728         776,024        686,526
  Transfers between sub-accounts (including fixed
   account), net                                         1,202,378         (847,751)      1,727,417      1,867,853
  Transfers for contract benefits and terminations         (84,351)         (87,636)       (151,913)      (132,830)
                                                    --------------    -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,558,003         (778,659)      2,351,528      2,421,549
                                                    --------------    -------------   -------------  -------------
    Net increase (decrease) in net assets                1,598,816         (818,534)      2,694,789      2,938,850
Net assets at beginning of period                          701,942          818,534       1,749,241      1,068,643
                                                    --------------    -------------   -------------  -------------
Net assets at end of period                         $    2,300,758                -       4,444,030      4,007,493
                                                    ==============    =============   =============  =============

                                                    --------------------------------------------

                                                         MFS            Mid           Davis
                                                     Total Return    Cap Stock       Venture
                                                        Series         Index        Value Fund
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             24,915        (28,035)       (12,900)
  Net realized gain (loss)                                (13,294)        23,748         26,062
  Change in unrealized appreciation (depreciation)        188,277        502,987        185,516
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           199,898        498,700        198,678
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners                3,531,737        954,128        377,882
  Transfers between sub-accounts (including fixed
   account), net                                         (355,251)     2,080,347      1,269,727
  Transfers for contract benefits and terminations              -       (183,797)       (47,240)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,176,486      2,850,678      1,600,369
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets               3,376,384      3,349,378      1,799,047
Net assets at beginning of period                         765,954      1,484,099        782,331
                                                    -------------  -------------  -------------
Net assets at end of period                             4,142,338      4,833,477      2,581,378
                                                    =============  =============  =============

(d) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                             MetLife
                                                    ---------------------------------------------------------------------------
                                                        Davis           Harris         Harris
                                                       Venture         Oakmark        Oakmark       Jennison          SSR
                                                        Value          Focused        Focused        Growth          Money
                                                     Value Fund E     Value Fund    Value Fund B   Portfolio B     Market (b)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (8,204,069)      (107,300)    (7,789,972)    (4,540,203)          (296)
  Net realized gain (loss)                              62,228,122        103,396     44,808,768     24,712,282              -
  Change in unrealized appreciation (depreciation)      19,965,602        892,834     (4,829,272)     2,377,607              -
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         73,989,655        888,930     32,189,524     22,549,686           (296)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners               250,978,454      2,646,301    173,527,744    121,283,027              -
  Transfers between sub-accounts (including fixed
   account), net                                       (79,589,251)     5,623,567   (180,014,819)   (86,038,762)        68,849
  Transfers for contract benefits and terminations     (30,208,664)      (501,782)   (23,120,716)   (12,757,826)       (25,686)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             141,180,539      7,768,086    (29,607,791)    22,486,439         43,163
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              215,170,194      8,657,016      2,581,733     45,036,125         42,867
Net assets at beginning of period                      421,976,898      3,642,356    409,942,050    184,022,689              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  637,147,092     12,299,372    412,523,783    229,058,814         42,867
                                                    ==============  =============  =============  =============  =============

                                                                    Van Kampen
                                                    -------------- -------------
                                                        T Rowe
                                                        Price
                                                      Small Cap      Emerging
                                                      Growth (b)    Growth Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (1,485)        (6,707)
  Net realized gain (loss)                                 (4,315)       (34,248)
  Change in unrealized appreciation (depreciation)         39,931         63,504
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            34,131         22,549
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                   25,079            270
  Transfers between sub-accounts (including fixed
   account), net                                          362,762        (28,243)
  Transfers for contract benefits and terminations         (3,239)       (63,594)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                384,602        (91,567)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 418,733        (69,018)
Net assets at beginning of period                               -        529,419
                                                    -------------  -------------
Net assets at end of period                               418,733        460,401
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                              Van Kampen                                    Federated
                                                    -----------------------------  --------------------------------------------

                                                                                      Equity           High        American
                                                      Enterprise      Growth &        Income          Income        Leaders
                                                         Fund        Income Fund      Fund II      Bond Fund II   Fund II (d)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,611)        (1,217)         4,342         15,719          6,719
  Net realized gain (loss)                                  (7,096)         7,607        (19,256)        (2,656)         3,680
  Change in unrealized appreciation (depreciation)          12,323         29,963         24,295          4,126        (16,459)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              3,616         36,353          9,381         17,189         (6,060)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                         -              -            170              -            121
  Transfers between sub-accounts (including fixed
   account), net                                             7,091           (972)      (247,189)       (68,611)      (633,873)
  Transfers for contract benefits and terminations         (19,549)       (38,621)        (3,975)       (25,113)        (7,528)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (12,458)       (39,593)      (250,994)       (93,724)      (641,280)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (8,842)        (3,240)      (241,613)       (76,535)      (647,340)
Net assets at beginning of period                          169,863        315,145        336,043        262,762        647,340
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      161,021        311,905         94,430        186,227              -
                                                    ==============  =============  =============  =============  =============

                                                                     Neuberger
                                                    -------------- -------------

                                                       Growth
                                                      Strategic       Genesis
                                                       Fund II         Trust
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (2,652)          (122)
  Net realized gain (loss)                                (21,009)         2,360
  Change in unrealized appreciation (depreciation)         48,422             72
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            24,761          2,310
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                      952              -
  Transfers between sub-accounts (including fixed
   account), net                                           (1,972)        (3,937)
  Transfers for contract benefits and terminations        (37,046)        (2,266)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (38,066)        (6,203)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 (13,305)        (3,893)
Net assets at beginning of period                         202,111         17,918
                                                    -------------  -------------
Net assets at end of period                               188,806         14,025
                                                    =============  =============

(d) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                        Alger                          T Rowe                          Janus
                                                    --------------  -------------------------------------------    -------------

                                                        Small                                           Prime          Aspen
                                                    Capitalization      Growth     International       Reserve       Worldwide
                                                         Fund            Fund       Stock Fund          Fund          Growth
                                                    --------------  -------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (817,623)       (30,234)         3,283           (1,346)            24
  Net realized gain (loss)                              (4,840,201)      (195,711)       (36,804)               -            138
  Change in unrealized appreciation (depreciation)      14,014,757      1,171,341        158,743                -            341
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          8,356,933        945,396        125,222           (1,346)           503
                                                    --------------  -------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -                -              -
  Payments received from contract owners                 4,763,693        463,974         73,449            4,580              -
  Transfers between sub-accounts (including fixed
   account), net                                        (4,572,138)      (178,943)         5,368           26,056              -
  Transfers for contract benefits and terminations      (4,815,936)      (825,028)      (168,101)        (316,827)          (812)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,624,381)      (539,997)       (89,284)        (286,191)          (812)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                3,732,552        405,399         35,938         (287,537)          (309)
Net assets at beginning of period                       59,469,907     10,637,679      1,057,736        1,436,865          9,605
                                                    --------------  -------------  -------------    -------------  -------------
Net assets at end of period                         $   63,202,459     11,043,078      1,093,674        1,149,328          9,296
                                                    ==============  =============  =============    =============  =============

                                                              American
                                                    ----------------------------

                                                     Global Small
                                                    Capitalization     Growth
                                                         Fund           Fund
                                                    -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (44,075)      (137,318)
  Net realized gain (loss)                                 46,781         50,495
  Change in unrealized appreciation (depreciation)        681,229      1,563,691
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           683,935      1,476,868
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  851,426      2,716,304
  Transfers between sub-accounts (including fixed
   account), net                                        2,837,097      6,614,333
  Transfers for contract benefits and terminations       (111,030)      (591,451)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,577,493      8,739,186
                                                    -------------  -------------
    Net increase (decrease) in net assets               4,261,428     10,216,054
Net assets at beginning of period                       1,279,716      6,970,626
                                                    -------------  -------------
Net assets at end of period                             5,541,144     17,186,680
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                       American
                                                    --------------
                                                       Growth &
                                                        Income
                                                         Fund            Total
                                                    --------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (17,073)     11,117,379
  Net realized gain (loss)                                  12,407     545,155,340
  Change in unrealized appreciation (depreciation)         942,223     280,032,188
                                                    --------------  --------------
    Net increase (decrease) in net assets from
     operations                                            937,557     836,304,907
                                                    --------------  --------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -               -
  MetLife Investors USA Insurance Company
   redemptions                                                   -               -
  Payments received from contract owners                 2,477,325   2,904,732,310
  Transfers between sub-accounts (including fixed
   account), net                                         5,775,624     660,941,927
  Transfers for contract benefits and terminations        (424,286)   (479,428,176)
                                                    --------------  --------------
    Net increase (decrease) in net assets from
     contract transactions                               7,828,663   3,086,246,061
                                                    --------------  --------------
    Net increase (decrease) in net assets                8,766,220   3,922,550,968
Net assets at beginning of period                        4,870,552   6,367,314,032
                                                    --------------  --------------
Net assets at end of period                         $   13,636,772  10,289,865,000
                                                    ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                 Met Investors
                                                    ------------------------------------------------------------------------------
                                                      Lord Abbett      Lord Abbett    Lord Abbett   Lord Abbett     JP Morgan
                                                       Growth &         Growth &         Bond          Bond          Quality
                                                        Income           Income        Debenture     Debenture        Bond
                                                       Portfolio       Portfolio B     Portfolio    Portfolio B     Portfolio
                                                    --------------    -------------  ------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (474,865)      (3,201,017)        10,546     3,066,501        857,371
  Net realized gain (loss)                             (10,538,981)          (8,478)        19,636     1,053,682        419,961
  Change in unrealized appreciation (depreciation)      79,535,337      103,296,681         38,036    38,206,055       (402,827)
                                                    --------------    -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         68,521,491      100,087,186         68,218    42,326,238        874,505
                                                    --------------    -------------  ------------- -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -                -              -             -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -             (322)             -          (532)             -
  Payments received from contract owners                19,613,525      260,422,193         17,695   222,862,988      4,009,305
  Transfers between sub-accounts (including fixed
   account), net                                        (7,550,610)     122,241,842        802,554   117,771,785     (3,343,771)
  Transfers for contract benefits and terminations     (39,311,746)     (15,117,838)             -   (13,141,993)    (6,610,028)
                                                    --------------    -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (27,248,831)     367,545,875        820,249   327,492,248     (5,944,494)
                                                    --------------    -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets               41,272,660      467,633,061        888,467   369,818,486     (5,069,989)
Net assets at beginning of period                      256,901,296      158,468,844        108,777   115,255,304     38,254,147
                                                    --------------    -------------  ------------- -------------  -------------
Net assets at end of period                         $  298,173,956      626,101,905        997,244   485,073,790     33,184,158
                                                    ==============    =============  ============= =============  =============

                                                    -------------------------

                                                      Met/Putnam      Met/Putnam
                                                       Research        Research
                                                      Portfolio       Portfolio B
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (266,293)        (758,948)
  Net realized gain (loss)                               (453,002)        (107,147)
  Change in unrealized appreciation (depreciation)      5,364,572       11,223,620
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         4,645,277       10,357,525
                                                    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -             (281)
  Payments received from contract owners                   85,903       25,640,188
  Transfers between sub-accounts (including fixed
   account), net                                           73,360        7,933,788
  Transfers for contract benefits and terminations     (5,048,268)      (2,509,954)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (4,889,005)      31,063,741
                                                    -------------    -------------
    Net increase (decrease) in net assets                (243,728)      41,421,266
Net assets at beginning of period                      23,034,334       27,062,105
                                                    -------------    -------------
Net assets at end of period                            22,790,606       68,483,371
                                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------
                                                          AIM            AIM              AIM            Harris
                                                        Mid Cap       Small Cap        Small Cap         Oakmark
                                                      Core Equity      Growth           Growth        International
                                                      Portfolio B   Portfolio (e)     Portfolio B      Portfolio B
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (69,549)        (1,804)      (1,255,575)         213,986
  Net realized gain (loss)                                 (10,930)        13,265          219,596          439,496
  Change in unrealized appreciation (depreciation)      18,668,662         22,604       25,849,273       32,012,248
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         18,588,183         34,065       24,813,294       32,665,730
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                              (1,284)             -           (1,257)          (1,543)
  Payments received from contract owners                61,585,611         30,350       72,425,989       94,371,544
  Transfers between sub-accounts (including fixed
   account), net                                        46,007,619        310,138       15,214,670       60,043,174
  Transfers for contract benefits and terminations      (2,495,851)        (6,004)      (2,833,669)      (2,343,006)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             105,096,095        334,484       84,805,733      152,070,169
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets              123,684,278        368,549      109,619,027      184,735,899
Net assets at beginning of period                       23,276,982              -       34,329,159       12,688,775
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $  146,961,260        368,549      143,948,186      197,424,674
                                                    ==============  =============    =============    =============

                                                    ----------------------------------------
                                                    Third Avenue    Third Avenue     Oppenheimer
                                                      Small Cap      Small Cap         Capital
                                                        Value          Value         Appreciation
                                                    Portfolio (e)   Portfolio B      Portfolio B
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (329)    (1,176,239)      (3,613,406)
  Net realized gain (loss)                                  5,828      1,322,991             (573)
  Change in unrealized appreciation (depreciation)         61,093     38,801,843       60,680,428
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            66,592     38,948,595       57,066,449
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -         (1,570)            (198)
  Payments received from contract owners                   51,071    107,259,101      188,753,265
  Transfers between sub-accounts (including fixed
   account), net                                          461,106     54,904,636       71,858,634
  Transfers for contract benefits and terminations         (1,690)    (3,056,301)      (8,041,312)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                510,487    159,105,866      252,570,389
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets                 577,079    198,054,461      309,636,838
Net assets at beginning of period                               -     25,528,634       97,837,161
                                                    -------------  -------------    -------------
Net assets at end of period                               577,079    223,583,095      407,473,999
                                                    =============  =============    =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                         PIMCO          Janus          PIMCO          PIMCO
                                                         Money       Aggressive     Total Return   Total Return      PIMCO
                                                        Market         Growth           Bond           Bond       Innovation
                                                      Portfolio B    Portfolio B     Portfolio     Portfolio B   Portfolio (e)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,646,089)    (1,513,553)       (54,141)    (1,006,816)        (2,818)
  Net realized gain (loss)                                       -         29,372        906,702      8,137,247          4,056
  Change in unrealized appreciation (depreciation)               -     26,337,281        (88,845)     2,138,500         55,774
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (1,646,089)    24,853,100        763,716      9,268,931         57,012
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                (194)          (419)             -           (320)             -
  Payments received from contract owners               133,547,824     86,760,521        555,459    239,018,306         49,510
  Transfers between sub-accounts (including fixed
   account), net                                       (85,041,381)    31,646,467      1,553,618     11,715,817        550,134
  Transfers for contract benefits and terminations     (20,037,004)    (3,243,271)    (5,672,669)   (18,322,754)       (10,369)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              28,469,245    115,163,298     (3,563,592)   232,411,049        589,275
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               26,823,156    140,016,398     (2,799,876)   241,679,980        646,287
Net assets at beginning of period                       90,464,302     36,902,162     25,486,564    238,270,817              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  117,287,458    176,918,560     22,686,688    479,950,797        646,287
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------
                                                                        PIMCO
                                                        PIMCO         Inflation
                                                     Innovation    Protected Bond
                                                     Portfolio B   Portfolio B (e)
                                                    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (373,721)     (1,059,216)
  Net realized gain (loss)                               (189,629)      5,184,054
  Change in unrealized appreciation (depreciation)      9,550,569       2,075,094
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                         8,987,219       6,199,932
                                                    -------------   -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -               7
  MetLife Investors USA Insurance Company
   redemptions                                               (478)              -
  Payments received from contract owners               14,451,983     121,735,770
  Transfers between sub-accounts (including fixed
   account), net                                        9,838,258     144,006,005
  Transfers for contract benefits and terminations     (1,454,941)     (4,147,107)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                             22,834,822     261,594,675
                                                    -------------   -------------
    Net increase (decrease) in net assets              31,822,041     267,794,607
Net assets at beginning of period                      10,195,680               -
                                                    -------------   -------------
Net assets at end of period                            42,017,721     267,794,607
                                                    =============   =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                            Met Investors                                      AIM
                                                    -----------------------------  ----------------------------------------------
                                                     T Rowe Price        MFS
                                                       Mid Cap        Research        Premier        Capital       International
                                                        Growth      International     Equity       Appreciation       Growth
                                                     Portfolio B     Portfolio B       Fund            Fund            Fund
                                                    --------------  -------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,743,087)      (551,158)       (15,415)       (10,187)          (4,924)
  Net realized gain (loss)                                 (17,543)       201,866        (95,670)       (72,431)         (44,012)
  Change in unrealized appreciation (depreciation)      34,788,215     24,339,743        405,709        258,319          191,317
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         33,027,585     23,990,451        294,624        175,701          142,381
                                                    --------------  -------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                (262)          (296)             -              -                -
  Payments received from contract owners                97,011,990     55,324,638         (2,966)         3,595            4,025
  Transfers between sub-accounts (including fixed
   account), net                                        34,773,115     (1,039,158)       (36,874)       (21,836)          (2,530)
  Transfers for contract benefits and terminations      (3,774,959)    (3,173,276)       (82,055)       (70,493)         (37,820)
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             128,009,884     51,111,908       (121,895)       (88,734)         (36,325)
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets              161,037,469     75,102,359        172,729         86,967          106,056
Net assets at beginning of period                       42,934,975     46,398,334      1,358,722        713,339          556,574
                                                    --------------  -------------  -------------  -------------    -------------
Net assets at end of period                         $  203,972,444    121,500,693      1,531,451        800,306          662,630
                                                    ==============  =============  =============  =============    =============

                                                                        MFS
                                                    ------------   -------------


                                                       Balanced       Research
                                                         Fund          Series
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              6,135         (2,578)
  Net realized gain (loss)                                (55,483)       (32,903)
  Change in unrealized appreciation (depreciation)        199,770        108,011
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           150,422         72,530
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                    3,150         (9,701)
  Transfers between sub-accounts (including fixed
   account), net                                              366         (6,399)
  Transfers for contract benefits and terminations       (133,539)       (40,242)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (130,023)       (56,342)
                                                    -------------  -------------
    Net increase (decrease) in net assets                  20,399         16,188
Net assets at beginning of period                       1,152,340        359,720
                                                    -------------  -------------
Net assets at end of period                             1,172,739        375,908
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                 MFS                                              Oppenheimer
                                                    -----------------------------  --------------------------------------------
                                                                                    Main Street
                                                       Investors         New         Growth &                      Strategic
                                                         Trust        Discovery       Income           Bond          Bond
                                                        Series         Series          Fund            Fund          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,331)        (4,566)        (6,634)        17,704         12,599
  Net realized gain (loss)                                  (7,103)       (38,979)       (63,615)           517            141
  Change in unrealized appreciation (depreciation)          42,890        130,599        406,032          3,878         24,587
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             34,456         87,054        335,783         22,099         37,327
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                         -         (9,656)         1,824          6,300            166
  Transfers between sub-accounts (including fixed
   account), net                                             4,912        (18,786)       (15,669)        18,825            490
  Transfers for contract benefits and terminations         (16,768)       (49,805)      (111,339)       (23,961)       (34,103)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (11,856)       (78,247)      (125,184)         1,164        (33,447)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   22,600          8,807        210,599         23,263          3,880
Net assets at beginning of period                          176,867        340,233      1,485,237        419,872        248,099
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      199,467        349,040      1,695,836        443,135        251,979
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     Main Street
                                                        Small
                                                         Cap           Money
                                                     Growth Fund       Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (1,989)        (3,294)
  Net realized gain (loss)                                 (2,047)             -
  Change in unrealized appreciation (depreciation)         54,353              -
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            50,317         (3,294)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                      240              -
  Transfers between sub-accounts (including fixed
   account), net                                           16,829       (348,854)
  Transfers for contract benefits and terminations         (8,502)       (16,881)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  8,567       (365,735)
                                                    -------------  -------------
    Net increase (decrease) in net assets                  58,884       (369,029)
Net assets at beginning of period                         123,379        910,119
                                                    -------------  -------------
Net assets at end of period                               182,263        541,090
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Fidelity
                                                    ---------------------------------------------------------------------------

                                                         Asset                                                      Equity-
                                                        Manager        Growth        Contrafund     Overseas        Income
                                                       Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    3,588,750     (2,630,329)    (1,995,730)       (44,835)       108,001
  Net realized gain (loss)                              (4,651,518)   (16,397,960)    (1,627,928)    (1,261,416)      (807,406)
  Change in unrealized appreciation (depreciation)      25,905,819     83,691,437     56,105,559      5,096,073      6,483,503
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         24,843,051     64,663,148     52,481,901      3,789,822      5,784,098
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                11,059,497     22,745,698     20,674,012        217,854         80,351
  Transfers between sub-accounts (including fixed
   account), net                                        (4,610,577)    (8,545,847)    (5,253,201)        86,744       (403,381)
  Transfers for contract benefits and terminations     (20,510,654)   (32,090,528)   (19,249,685)    (2,034,089)    (2,820,510)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (14,061,734)   (17,890,677)    (3,828,874)    (1,729,491)    (3,143,540)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               10,781,317     46,772,471     48,653,027      2,060,331      2,640,558
Net assets at beginning of period                      162,779,061    222,487,040    200,852,938     10,274,025     22,635,288
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  173,560,378    269,259,511    249,505,965     12,334,356     25,275,846
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                        Index          Money
                                                         500          Market
                                                      Portfolio      Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            526,462        (68,021)
  Net realized gain (loss)                            (14,361,585)             -
  Change in unrealized appreciation (depreciation)     57,042,919              -
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        43,207,796        (68,021)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners               15,170,894      6,932,123
  Transfers between sub-accounts (including fixed
   account), net                                      (72,470,331)    (5,357,390)
  Transfers for contract benefits and terminations    (23,222,948)    (5,746,401)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (80,522,385)    (4,171,668)
                                                    -------------  -------------
    Net increase (decrease) in net assets             (37,314,589)    (4,239,689)
Net assets at beginning of period                     202,226,966     30,912,721
                                                    -------------  -------------
Net assets at end of period                           164,912,377     26,673,032
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                       Scudder I                                             MetLife
                                                    --------------  -----------------------------------------------------------
                                                                                      Russell        Putnam
                                                                        Janus          2000       International   Met/Putnam
                                                     International     Mid Cap         Index          Stock         Voyager
                                                       Portfolio      Portfolio      Portfolio      Portfolio     Portfolio A
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (110,898)       (10,832)        (9,094)        (2,528)        (4,887)
  Net realized gain (loss)                              (1,728,672)      (119,488)        10,428        (23,229)       (40,469)
  Change in unrealized appreciation (depreciation)       6,214,219        347,581        341,057        106,170        119,930
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          4,374,649        217,261        342,391         80,413         74,574
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 2,912,417          5,687        174,766              -            885
  Transfers between sub-accounts (including fixed
   account), net                                        (1,001,568)        65,277      1,563,207         29,057         44,506
  Transfers for contract benefits and terminations      (1,032,892)       (83,195)      (231,104)       (21,045)       (27,282)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 877,957        (12,231)     1,506,869          8,012         18,109
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                5,252,606        205,030      1,849,260         88,425         92,683
Net assets at beginning of period                       16,026,962        703,693        378,497        276,753        326,304
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   21,279,568        908,723      2,227,757        365,178        418,987
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                        Stock          Stock
                                                        Index          Index
                                                    Portfolio (e)   Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (350,476)      (310,441)
  Net realized gain (loss)                                106,930        193,706
  Change in unrealized appreciation (depreciation)      7,763,978     21,269,435
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         7,520,432     21,152,700
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -           (879)
  Payments received from contract owners                2,270,143     52,379,728
  Transfers between sub-accounts (including fixed
   account), net                                       62,008,296     24,073,826
  Transfers for contract benefits and terminations     (2,204,024)    (3,214,862)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             62,074,415     73,237,813
                                                    -------------  -------------
    Net increase (decrease) in net assets              69,594,847     94,390,513
Net assets at beginning of period                               -     41,490,056
                                                    -------------  -------------
Net assets at end of period                            69,594,847    135,880,569
                                                    =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                      MetLife
                                                    ---------------------------------------------------------------------------
                                                                                                       SSR           Lehman
                                                        Alger            SSR            SSR         Large Cap       Brothers
                                                        Equity         Aurora       Bond Income       Value        Aggregate
                                                      Growth (e)    Portfolio (e)  Portfolio (e)  Portfolio (e)  Bond Index (e)
                                                    --------------  -------------  -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (975)        (9,354)        (2,565)           630         (3,040)
  Net realized gain (loss)                                     340          3,784            108           (106)        (1,569)
  Change in unrealized appreciation (depreciation)          20,041        348,713         12,545         20,377          8,123
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             19,406        343,143         10,088         20,901          3,514
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    18,900        269,110         88,642         23,374        146,341
  Transfers between sub-accounts (including fixed
   account), net                                           166,404      2,174,389        572,884        169,762        572,888
  Transfers for contract benefits and terminations            (159)       (34,948)       (14,063)        (1,890)       (20,801)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 185,145      2,408,551        647,463        191,246        698,428
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  204,551      2,751,694        657,551        212,147        701,942
Net assets at beginning of period                                -              -              -              -              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      204,551      2,751,694        657,551        212,147        701,942
                                                    ==============  =============  =============  =============  =============

                                                    --------------------------------

                                                                      Harris Oakmark
                                                       FI Mid Cap       Large Cap
                                                    Opportunities (e) Value Fund (e)
                                                    ----------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (3,090)         (5,942)
  Net realized gain (loss)                                   14,088             316
  Change in unrealized appreciation (depreciation)           88,530         129,746
                                                      -------------   -------------
    Net increase (decrease) in net assets from
     operations                                              99,528         124,120
                                                      -------------   -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                       -               -
  MetLife Investors USA Insurance Company
   redemptions                                                    -               -
  Payments received from contract owners                     98,391         248,630
  Transfers between sub-accounts (including fixed
   account), net                                            632,576       1,378,139
  Transfers for contract benefits and terminations          (11,961)         (1,648)
                                                      -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  719,006       1,625,121
                                                      -------------   -------------
    Net increase (decrease) in net assets                   818,534       1,749,241
Net assets at beginning of period                                 -               -
                                                      -------------   -------------
Net assets at end of period                                 818,534       1,749,241
                                                      =============   =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     MetLife
                                                    ---------------------------------------------------------------------------
                                                                         MFS                          Davis          Davis
                                                    Morgan Stanley      Total           Mid          Venture        Venture
                                                         EAFE           Return       Cap Stock        Value          Value
                                                      Index (e)       Series (e)     Index (e)       Fund (e)       Fund E
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,931)        (2,927)        (5,905)        (3,388)    (3,313,010)
  Net realized gain (loss)                                  74,614            774          5,458            264       (102,267)
  Change in unrealized appreciation (depreciation)          96,659         46,065        144,303         88,012     74,510,314
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            165,342         43,912        143,856         84,888     71,095,037
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -            (42)
  Payments received from contract owners                   130,969        120,657        185,742         82,244    187,975,968
  Transfers between sub-accounts (including fixed
   account), net                                           795,880        614,370      1,176,097        626,320     45,469,829
  Transfers for contract benefits and terminations         (23,548)       (12,985)       (21,596)       (11,121)   (11,408,815)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 903,301        722,042      1,340,243        697,443    222,036,940
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                1,068,643        765,954      1,484,099        782,331    293,131,977
Net assets at beginning of period                                -              -              -              -    128,844,921
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,068,643        765,954      1,484,099        782,331    421,976,898
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                        Harris         Harris
                                                       Oakmark        Oakmark
                                                       Focused        Focused
                                                    Value Fund (e)  Value Fund B
                                                    -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (11,975)    (3,660,215)
  Net realized gain (loss)                                    556         (5,872)
  Change in unrealized appreciation (depreciation)        355,482     74,648,276
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           344,063     70,982,189
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -            (52)
  Payments received from contract owners                  565,168    167,425,874
  Transfers between sub-accounts (including fixed
   account), net                                        2,768,656     67,493,776
  Transfers for contract benefits and terminations        (35,531)    (9,899,063)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,298,293    225,020,535
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,642,356    296,002,724
Net assets at beginning of period                               -    113,939,326
                                                    -------------  -------------
Net assets at end of period                             3,642,356    409,942,050
                                                    =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                        MetLife                      Van Kampen
                                                    --------------  -------------------------------------------  --------------

                                                       Jennison        Emerging                      Growth &       Equity
                                                        Growth          Growth       Enterprise       Income        Income
                                                      Portfolio B        Fund           Fund           Fund         Fund II
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,442,467)        (6,845)        (1,399)        (1,432)         1,618
  Net realized gain (loss)                               1,849,073        (62,002)        (7,910)          (566)       (17,041)
  Change in unrealized appreciation (depreciation)      25,140,667        179,009         43,499         67,709         83,956
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         25,547,273        110,162         34,190         65,711         68,533
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                 (47)             -              -              -              -
  Payments received from contract owners               115,370,120            405         (9,701)             -            629
  Transfers between sub-accounts (including fixed
   account), net                                         4,486,868         17,750         (8,142)        35,761         (5,346)
  Transfers for contract benefits and terminations      (3,407,507)       (57,744)        (1,784)        (6,985)       (28,557)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             116,449,434        (39,589)       (19,627)        28,776        (33,274)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              141,996,707         70,573         14,563         94,487         35,259
Net assets at beginning of period                       42,025,982        458,846        155,300        220,658        300,784
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  184,022,689        529,419        169,863        315,145        336,043
                                                    ==============  =============  =============  =============  =============

                                                       Federated
                                                    -----------------------------

                                                        High          American
                                                     Income Bond      Leaders
                                                       Fund II        Fund II
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             15,835          1,685
  Net realized gain (loss)                                 (3,235)       (24,215)
  Change in unrealized appreciation (depreciation)         34,423        158,025
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            47,023        135,495
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                        -          6,180
  Transfers between sub-accounts (including fixed
   account), net                                            1,712        (37,951)
  Transfers for contract benefits and terminations        (30,074)       (49,996)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (28,362)       (81,767)
                                                    -------------  -------------
    Net increase (decrease) in net assets                  18,661         53,728
Net assets at beginning of period                         244,101        593,612
                                                    -------------  -------------
Net assets at end of period                               262,762        647,340
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                       Federated      Neuberger        Alger                         T Rowe
                                                    --------------  -------------  -------------- -----------------------------

                                                        Growth                         Small
                                                       Strategic       Genesis     Capitalization     Growth     International
                                                        Fund II         Trust           Fund           Fund       Stock Fund
                                                    --------------  -------------  -------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (2,548)        (1,434)      (701,164)       (71,567)         2,214
  Net realized gain (loss)                                 (16,005)       156,873     (5,252,739)    (9,975,488)    (2,167,516)
  Change in unrealized appreciation (depreciation)          77,183       (160,697)    23,298,902     13,059,440      2,421,369
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             58,630         (5,258)    17,344,999      3,012,385        256,067
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                       690          3,656      5,741,989        441,349         76,061
  Transfers between sub-accounts (including fixed
   account), net                                            (7,677)         3,457     (2,327,509)      (218,637)       (39,262)
  Transfers for contract benefits and terminations          (7,662)    (3,176,724)    (3,893,264)   (20,566,154)    (3,610,120)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (14,649)    (3,169,611)      (478,784)   (20,343,442)    (3,573,321)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   43,981     (3,174,869)    16,866,215    (17,331,057)    (3,317,254)
Net assets at beginning of period                          158,130      3,192,787     42,603,692     27,968,736      4,374,990
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      202,111         17,918     59,469,907     10,637,679      1,057,736
                                                    ==============  =============  =============  =============  =============

                                                                       Janus
                                                    -------------- -------------

                                                        Prime          Aspen
                                                       Reserve       Worldwide
                                                        Fund          Growth
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,691)        (2,228)
  Net realized gain (loss)                                      -     (3,519,195)
  Change in unrealized appreciation (depreciation)              -      3,562,040
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (3,691)        40,617
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  (13,752)         7,003
  Transfers between sub-accounts (including fixed
   account), net                                          (83,983)       (22,741)
  Transfers for contract benefits and terminations       (300,571)    (5,187,724)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (398,306)    (5,203,462)
                                                    -------------  -------------
    Net increase (decrease) in net assets                (401,997)    (5,162,845)
Net assets at beginning of period                       1,838,862      5,172,450
                                                    -------------  -------------
Net assets at end of period                             1,436,865          9,605
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                      American
                                                    --------------------------------------------
                                                        Global
                                                        Small                         Growth &
                                                    Capitalization      Growth         Income
                                                       Fund (e)        Fund (e)       Fund (e)        Total
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (3,941)       (21,399)        17,431    (25,198,577)
  Net realized gain (loss)                                   6,885            662          3,541    (53,527,113)
  Change in unrealized appreciation (depreciation)         134,325        611,512        404,263  1,004,499,912
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            137,269        590,775        425,235    925,774,222
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              7
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -         (9,976)
  Payments received from contract owners                   130,939        720,748        538,731  2,420,600,818
  Transfers between sub-accounts (including fixed
   account), net                                         1,012,398      5,681,430      3,962,633    761,613,623
  Transfers for contract benefits and terminations            (890)       (22,327)       (56,047)  (335,370,996)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,142,447      6,379,851      4,445,317  2,846,833,476
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                1,279,716      6,970,626      4,870,552  3,772,607,698
Net assets at beginning of period                                -              -              -  2,594,706,334
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $    1,279,716      6,970,626      4,870,552  6,367,314,032
                                                    ==============  =============  =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(1) ORGANIZATION
   MetLife Investors USA Separate Account A (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. MLIUSA is an independent wholly owned subsidiary of Metropolitan Life Insurance Company (Metropolitan Life). The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of fourteen investment companies. The investment companies are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct.

   The following sub-accounts were available for investment as of December 31, 2004:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  AIM Mid Cap Core Equity Portfolio
                  AIM Small Cap Growth Portfolio
                  AIM Small Cap Growth Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio
                  Third Avenue Small Cap Value Portfolio B
                  Oppenheimer Capital Appreciation Portfolio
                  Oppenheimer Capital Appreciation Portfolio B
                  Money Market Portfolio B
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  PIMCO PEA Innovation Portfolio
                  PIMCO PEA Innovation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio A
                  MFS Research International Portfolio B
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value B
                  Defensive Strategy Fund of Fund B
                  Moderate Strategy Fund of Fund B
                  Balance Strategy Fund of Fund B
                  Growth Strategy Fund of Fund B
                  Aggressive Strategy Fund of Fund B
                 AIM Variable Insurance Funds, Inc. (AIM):
                  Premier Equity Fund
                  Capital Appreciation Fund

       AIM Variable Insurance Funds, Inc. (AIM) (continued):
        International Growth Fund
        Balanced Fund
       MFS Variable Insurance Trust (MFS):
        Research Series
        Investors Trust Series
        New Discovery Series
       Oppenheimer Variable Account Funds (Oppenheimer):
        Main Street Growth & Income Fund
        Bond Fund
        Strategic Bond Fund
        Main Street Small Cap Fund
        Oppenheimer Money Fund
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Asset Manager Portfolio
        Growth Portfolio
        Contrafund Portfolio
        Overseas Portfolio
        Equity-Income Portfolio
        Index 500 Portfolio
        Money Market Portfolio
       Scudder Variable Series I (Scudder I):
        International Portfolio
       Metropolitan Life Series (MetLife):
        FI Mid Cap Portfolio
        Russell 2000 Index Portfolio
        FI International Stock Class A
        Met/Putnam Voyager Portfolio A
        Stock Index Portfolio
        Stock Index Portfolio B
        SSR Large Cap Growth
        SSR Aurora Portfolio
        SSR Bond Income Portfolio
        SSR Large Cap Value Portfolio
        Lehman Brothers Aggregate Bond Index

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

   The following sub-accounts were available for investment as of December 31, 2004, continued:


               Metropolitan Life Series (MetLife) (continued):
                Harris Oakmark Large Cap Value Fund
                Morgan Stanley EAFE Index
                MFS Total Return Series
                Mid Cap Stock Index
                Davis Venture Value Fund
                Davis Venture Value Fund E
                Harris Oakmark Focused Value Fund
                Harris Oakmark Focused Value Fund B
                Jennison Growth Portfolio B
                SSR Money Market
                T Rowe Price Small Cap Growth
               VanKampen LIT Funds (VanKampen):
                Emerging Growth Fund
                Enterprise Fund
                Growth & Income Fund
               Federated Investors Insurance Company (Federated):
                Equity Income Fund II

         Federated Investors Insurance Company (Federated) (continued):
          High Income Fund Bond II
          Growth Strategic Fund II
         Neuberger Berman (Neuberger Berman):
          Genesis Trust
         The Alger American Fund (Alger):
          Small Capitalization Fund
         T Rowe Price Funds (T Rowe):
          T Rowe Growth Fund
          T Rowe International Stock Fund
          T Rowe Prime Reserve Fund
         Janus Capital Funds Corp. (Janus):
          Aspen Worldwide Growth
         American Funds (American):
          Global Small Capitalization Fund
          Growth Fund
          Growth & Income Fund

  During 2004, the following portfolios changed names:
    Met Investors Series Trust - PIMCO Money Market Portfolio B to Money
     Market Portfolio B
    Met Investors Series Trust - PIMCO Innovation Portfolio to PIMCO PEA
     Innovation Portfolio
    Met Investors Series Trust - PIMCO Innovation Portfolio B to PIMCO PEA
     Innovation Portfolio B
    Metropolitan Life Series - Putnam International Stock Portfolio to FI
     International Stock Class A
    Metropolitan Life Series - Janus Mid Cap Portfolio to FI Mid Cap
     Portfolio
    Metropolitan Life Series - Alger Equity Growth Portfolio to SSR Large
     Cap Growth

   The following sub-accounts ceased operations during the year ended December 31, 2004:

     Year Ended December 31, 2004:                   Date Ceased Operations
     -----------------------------                   ----------------------
      Met Investors JP Morgan Quality Bond Portfolio   November 19, 2004
      Met Investors Met/Putnam Research Portfolio      November 19, 2004
      Met Investors Met/Putnam Research Portfolio B    November 19, 2004
      MetLife FI Mid Cap Opportunities                 May 1, 2004
      Federated American Leaders Fund II               May 1, 2004

   The following sub-accounts began operations during the years ended December 31, 2004 and 2003:

Year Ended December 31, 2004:                             Date Began Operations
-----------------------------                             ---------------------
 Met Investors Oppenheimer Capital Appreciation Portfolio   May 3, 2004
 Met Investors MFS Research International Portfolio A       May 3, 2004
 Met Investors Neuberger Berman Real Estate Portfolio B     May 3, 2004
 Met Investors Turner Mid-Cap Growth B                      May 3, 2004
 Met Investors Goldman Sachs Mid-Cap Value Class B          May 3, 2004
 Met Investors Defensive Strategy Fund of Fund B            November 22, 2004
 Met Investors Moderate Strategy Fund of Fund B             November 22, 2004
 Met Investors Balance Strategy Fund of Fund B              November 22, 2004

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

Year Ended December 31, 2004:                             Date Began Operations
-----------------------------                             ---------------------
 Met Investors Growth Strategy Fund of Fund B               November 22, 2004
 Met Investors Aggressive Strategy Fund of Fund B           November 22, 2004
 MetLife SSR Money Market                                   May 3, 2004
 MetLife T Rowe Price Small Cap Growth                      May 3, 2004

Year Ended December 31, 2003:
-----------------------------
 Met Investors AIM Small Cap Growth Portfolio               May 1, 2003
 Met Investors Third Avenue Small Cap Value Portfolio       May 1, 2003
 Met Investors PIMCO Innovation Portfolio                   May 1, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio B   May 1, 2003
 MetLife Stock Index Portfolio                              May 1, 2003
 MetLife SSR Aurora Portfolio                               May 1, 2003
 MetLife SSR Bond Income Portfolio                          May 1, 2003
 MetLife SSR Large Cap Value Portfolio                      May 1, 2003
 MetLife Lehman Brothers Aggregate Bond Index               May 1, 2003
 MetLife FI Mid Cap Opportunities                           May 1, 2003
 MetLife Harris Oakmark Large Cap Value Fund                May 1, 2003
 MetLife Morgan Stanley EAFE Index                          May 1, 2003
 MetLife MFS Total Return Series                            May 1, 2003
 MetLife Mid Cap Stock Index                                May 1, 2003
 MetLife Davis Venture Value Fund                           May 1, 2003
 MetLife Harris Oakmark Focused Value Fund                  May 1, 2003
 MetLife Alger Equity Growth                                May 1, 2003
 American Global Small Capitalization Fund                  May 1, 2003
 American Growth Fund                                       May 1, 2003
 American Growth & Income Fund                              May 1, 2003

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gains distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account sub-accounts are included in the federal income tax return of MLIUSA, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIUSA believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes. MLIUSA does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(2) SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

  (D) ESTIMATES
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

(3) SEPARATE ACCOUNT EXPENSES
   For variable annuity contracts, MLIUSA deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.35%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES
   There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee.

   For variable annuity contracts with a sales charge, MLIUSA deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment, as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000               6.00%
                 $50,000 - $99,999.99            5.00%
                 $100,000 - $249,999.99          4.00%
                 $250,000 - $499,999.99          3.00%
                 $500,000 - $999,999.99          2.00%
                 $1,000,000 or more              1.00%

   Depending on the product, an annual contract maintenance fee of $0-49 is imposed on variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2004, contract maintenance, surrender, and transfer fees of $26,274,769 were deducted.

   Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(5) COST BASIS OF INVESTMENTS:
   The following table presents the cost basis of each sub-account's investment as of December 31, 2004:

   Met Investors Lord Abbett Growth & Income Portfolio        $  293,735,150
   Met Investors Lord Abbett Growth & Income Portfolio B         571,393,386
   Met Investors Lord Abbett Bond Debenture Portfolio              2,125,820
   Met Investors Lord Abbett Bond Debenture Portfolio B          413,958,436
   Met Investors AIM Mid Cap Core Equity Portfolio B             116,429,354
   Met Investors AIM Small Cap Growth Portfolio                      410,311
   Met Investors AIM Small Cap Growth Portfolio B                198,520,628
   Met Investors Harris Oakmark International Portfolio B        260,435,032
   Met Investors Third Avenue Small Cap Value Portfolio            2,465,561
   Met Investors Third Avenue Small Cap Value Portfolio B        252,751,884
   Met Investors Oppenheimer Capital Appreciation Portfolio       17,706,656
   Met Investors Oppenheimer Capital Appreciation Portfolio B    443,775,905
   Met Investors Money Market Portfolio B                         99,153,219
   Met Investors Janus Aggressive Growth Portfolio B             159,268,373
   Met Investors PIMCO Total Return Bond Portfolio                52,307,655
   Met Investors PIMCO Total Return Bond Portfolio B             434,008,115
   Met Investors PIMCO PEA Innovation Portfolio                      758,164
   Met Investors PIMCO PEA Innovation Portfolio B                 60,389,601
   Met Investors PIMCO Inflation Protected Bond Portfolio B      363,745,706
   Met Investors T Rowe Price Mid Cap Growth Portfolio B         159,050,849
   Met Investors MFS Research International Portfolio A              471,211
   Met Investors MFS Research International Portfolio B          191,812,007
   Met Investors Neuberger Berman Real Estate Portfolio B         67,902,775
   Met Investors Turner Mid-Cap Growth Portfolio B                50,053,723
   Met Investors Goldman Sachs Mid-Cap Value B                    64,474,611
   Met Investors Defensive Strategy Fund of Fund B               103,985,415
   Met Investors Moderate Strategy Fund of Fund B                371,389,811
   Met Investors Balance Strategy Fund of Fund B               1,179,456,357
   Met Investors Growth Strategy Fund of Fund B                  955,761,006
   Met Investors Aggressive Strategy Fund of Fund B              214,112,476
   AIM Premier Equity Fund                                         1,714,734
   AIM Capital Appreciation Fund                                     821,826
   AIM International Growth Fund                                     782,177
   AIM Balanced Fund                                               1,243,193
   MFS Research Series                                               375,415
   MFS Investors Trust Series                                        163,441
   MFS New Discovery Series                                          237,227
   Oppenheimer Main Street Growth & Income Fund                      310,977
   Oppenheimer Bond Fund                                             382,833
   Oppenheimer Strategic Bond Fund                                    99,193
   Oppenheimer Main Street Small Cap Growth Fund                     144,605
   Oppenheimer Money Fund                                            297,947
   Fidelity Asset Manager Portfolio                              176,362,242

          Fidelity Growth Portfolio                    $  298,978,994
          Fidelity Contrafund Portfolio                   222,597,166
          Fidelity Overseas Portfolio                      11,936,773
          Fidelity Equity-Income Portfolio                 21,499,979
          Fidelity Index 500 Portfolio                    144,721,768
          Fidelity Money Market Portfolio                  29,307,345
          Scudder I International Portfolio                26,872,268
          MetLife FI Mid Cap Portfolio                      3,283,438
          MetLife Russell 2000 Index Portfolio              5,543,984
          MetLife FI International Stock Class A              440,488
          MetLife Putnam Voyager Portfolio A                  507,384
          MetLife Stock Index Portfolio                    64,661,398
          MetLife Stock Index Portfolio B                 178,326,349
          MetLife SSR Large Cap Growth                        274,525
          MetLife SSR Aurora Portfolio                      7,937,689
          MetLife SSR Bond Income Portfolio                 1,962,966
          MetLife SSR Large Cap Value Portfolio               535,799
          MetLife Lehman Brothers Aggregate Bond Index      2,275,835
          MetLife Harris Oakmark Large Cap Value Fund       3,970,140
          MetLife Morgan Stanley EAFE Index                 3,404,870
          MetLife MFS Total Return Series                   3,906,710
          MetLife Mid Cap Stock Index                       4,189,764
          MetLife Davis Venture Value Fund                  2,309,800
          MetLife Davis Venture Value Fund E              552,664,484
          MetLife Harris Oakmark Focused Value Fund        11,060,383
          MetLife Harris Oakmark Focused Value Fund B     346,469,972
          MetLife Jennison Growth Portfolio B             203,575,735
          MetLife SSR Money Market                             42,787
          MetLife T Rowe Price Small Cap Growth               378,962
          Van Kampen Emerging Growth Fund                     572,394
          Van Kampen Enterprise Fund                          178,424
          Van Kampen Growth & Income Fund                     247,305
          Federated Equity Income Fund II                      89,760
          Federated High Income Bond Fund II                  178,103
          Federated Growth Strategic Fund II                  252,909
          Neuberger Genesis Trust                               9,507
          Alger American Small Capitalization Fund         93,344,559
          T Rowe Growth Fund                               11,355,936
          T Rowe International Stock Fund                   1,147,500
          T Rowe Prime Reserve Fund                         1,149,982
          Janus Aspen Worldwide Growth                          8,010
          American Global Small Capitalization Fund         4,729,741
          American Growth Fund                             15,024,557
          American Growth & Income Fund                    12,300,956
                                                       --------------
                                                       $9,578,972,405
                                                       ==============

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING:
   Changes in units outstanding for the years ended December 31, 2003 and 2004 were as follows:

                                                                         Met Investors
                                   -----------------------------------------------------------------------------------------
                                   Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett     JP Morgan
                                     Growth         Growth          Bond           Bond          Quality       Met/Putnam
                                    & Income       & Income       Debenture      Debenture        Bond          Research
                                    Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio      Portfolio
                                   -----------    -----------    -----------    -----------    -----------    -----------
Units:
 Unit Balance at January 1, 2003    12,846,775      4,763,078         23,392      8,449,518      3,059,939      3,520,815
   Units Issued                      1,219,207     10,716,090        243,062     25,395,475        624,403         60,653
   Units Redeemed                   (1,917,032)      (847,956)      (158,323)    (3,513,629)    (1,007,135)      (753,055)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2003  12,148,950     14,631,212        108,131     30,331,364      2,677,207      2,828,413
   Units Issued                        949,648      9,212,774        126,041     19,630,145        268,500         31,710
   Units Redeemed                   (1,402,954)    (9,640,060)       (34,956)   (23,879,975)    (2,945,707)    (2,860,123)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2004  11,695,644     14,203,926        199,216     26,081,534              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========



                                   Met/Putnam
                                    Research
                                   Portfolio B
                                   -----------
Units:
 Unit Balance at January 1, 2003     4,317,303
   Units Issued                      6,313,790
   Units Redeemed                   (1,698,166)
                                   -----------
 Unit Balance at December 31, 2003   8,932,927
   Units Issued                      4,307,738
   Units Redeemed                  (13,240,665)
                                   -----------
 Unit Balance at December 31, 2004           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                   ------------------------------------------------------------------------------------------
                                       AIM          AIM          AIM         Harris     Third Avenue Third Avenue Oppenheimer
                                     Mid Cap     Small Cap    Small Cap      Oakmark     Small Cap    Small Cap     Capital
                                   Core Equity    Growth       Growth     International    Value        Value     Appreciation
                                   Portfolio B   Portfolio   Portfolio B   Portfolio B   Portfolio   Portfolio B   Portfolio
                                   -----------  -----------  -----------  ------------- ------------ ------------ ------------
Units:
 Unit Balance at January 1, 2003     2,416,396            -    4,064,765     1,441,751            -    3,106,789            -
   Units Issued                     10,491,814       58,223   10,289,124    16,407,912       54,100   17,715,273            -
   Units Redeemed                     (619,361)     (26,655)  (1,878,113)     (960,226)      (3,990)  (1,264,376)           -
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003  12,288,849       31,568   12,475,776    16,889,437       50,110   19,557,686            -
   Units Issued                      7,218,796       23,890   17,762,216    22,559,744      164,286   16,005,760    1,833,755
   Units Redeemed                   (9,246,875)     (19,259) (11,949,957)  (16,992,968)     (19,895) (13,110,569)     (47,744)
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2004  10,260,770       36,199   18,288,035    22,456,213      194,501   22,452,877    1,786,011
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                   -----------------------------------------------------------------------------------------
                                   Oppenheimer                    Janus        PIMCO        PIMCO
                                     Capital         Money     Aggressive   Total Return Total Return  PIMCO PEA    PIMCO PEA
                                   Appreciation     Market       Growth         Bond         Bond      Innovation  Innovation
                                   Portfolio B    Portfolio B  Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B
                                   ------------   -----------  -----------  ------------ ------------ -----------  -----------
Units:
 Unit Balance at January 1, 2003    15,642,954      8,981,636    7,128,991    3,311,248   21,084,805            -    3,460,978
   Units Issued                     37,981,862     29,114,510   21,329,554      574,005   33,909,879      216,314    9,238,207
   Units Redeemed                   (2,110,813)   (26,309,161)  (1,923,320)  (1,032,426) (13,623,056)     (77,191)  (3,498,556)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003  51,514,003     11,786,985   26,535,225    2,852,827   41,371,628      139,123    9,200,629
   Units Issued                     41,510,722     24,809,904   21,515,189    4,316,812   20,597,148      174,511   15,369,987
   Units Redeemed                  (37,118,297)   (26,539,641) (22,914,551)    (781,581) (26,056,891)    (150,244)  (9,975,875)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2004  55,906,428     10,057,248   25,135,863    6,388,058   35,911,885      163,390   14,594,741
                                   ===========    ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            Met Investors
                                   ----------------------------------------------------------------------------------
                                       PIMCO         T Rowe          MFS           MFS       Neuberger     Turner
                                     Inflation    Price Mid Cap   Research      Research      Berman       Mid-Cap
                                   Protected Bond    Growth     International International Real Estate    Growth
                                    Portfolio B    Portfolio B   Portfolio A   Portfolio B  Portfolio B  Portfolio B
                                   -------------- ------------- ------------- ------------- -----------  -----------
Units:
 Unit Balance at January 1, 2003              -      9,490,409             -     6,394,788            -            -
   Units Issued                      26,667,723     26,260,364             -    11,354,466            -            -
   Units Redeemed                      (959,811)    (2,223,882)            -    (4,862,099)           -            -
                                    -----------    -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2003   25,707,912     33,526,891             -    12,887,155            -            -
   Units Issued                      31,658,383     19,663,291        46,605    22,120,298   12,065,092   10,189,107
   Units Redeemed                   (24,525,447)   (25,654,276)       (1,484)  (14,092,592)  (5,611,196)  (4,986,365)
                                    -----------    -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2004   32,840,848     27,535,906        45,121    20,914,861    6,453,896    5,202,742
                                    ===========    ===========   ===========   ===========  ===========  ===========

                                   ------------
                                     Goldman
                                      Sachs
                                     Mid-Cap
                                     Value B
                                   -----------
Units:
 Unit Balance at January 1, 2003             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
   Units Issued                     11,383,384
   Units Redeemed                   (5,067,259)
                                   -----------
 Unit Balance at December 31, 2004   6,316,125
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                            Met Investors                                      AIM
                                   ---------------------------------------------------------------  ------------------------
                                    Defensive     Moderate     Balance       Growth     Aggressive
                                    Strategy      Strategy     Strategy     Strategy     Strategy                    Capital
                                     Fund of      Fund of      Fund of      Fund of      Fund of      Premier      Appreciation
                                     Fund B        Fund B       Fund B       Fund B       Fund B    Equity Fund        Fund
                                   -----------  -----------  -----------  -----------  -----------  -----------    ------------
Units:
 Unit Balance at January 1, 2003             -            -            -            -            -      467,409        213,116
   Units Issued                              -            -            -            -            -        9,559          9,235
   Units Redeemed                            -            -            -            -            -      (49,841)       (35,148)
                                   -----------  -----------  -----------  -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2003           -            -            -            -            -      427,127        187,203
   Units Issued                     10,602,537   36,748,873  114,899,506   91,985,226   20,763,078       15,709         10,541
   Units Redeemed                     (343,427)    (348,202)    (356,734)    (355,889)    (298,105)     (69,868)       (37,733)
                                   -----------  -----------  -----------  -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2004  10,259,110   36,400,671  114,542,772   91,629,337   20,464,973      372,968        160,011
                                   ===========  ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                              AIM                                  MFS
                                   -------------------------     --------------------------------------


                                   International    Balanced       Research      Investors     New Discovery
                                    Growth Fund       Fund          Series      Trust Series      Series
                                   -------------  -----------    -----------    ------------   -------------
Units:
 Unit Balance at January 1, 2003        168,594       298,328        114,262         54,292          75,459
   Units Issued                           8,983        11,432          2,134          3,663           3,512
   Units Redeemed                       (19,864)      (45,166)       (19,299)        (7,122)        (20,263)
                                    -----------   -----------    -----------    -----------     -----------
 Unit Balance at December 31, 2003      157,713       264,594         97,097         50,833          58,708
   Units Issued                           8,201        11,779          2,706          1,495             382
   Units Redeemed                       (16,673)      (28,299)       (20,944)       (12,956)        (21,348)
                                    -----------   -----------    -----------    -----------     -----------
 Unit Balance at December 31, 2004      149,241       248,074         78,859         39,372          37,742
                                    ===========   ===========    ===========    ===========     ===========

                                          Oppenheimer
                                   ------------------------
                                      Main
                                     Street
                                    Growth &          Bond
                                   Income Fund        Fund
                                   -----------    -----------
Units:
 Unit Balance at January 1, 2003       436,506         70,085
   Units Issued                          7,657          4,433
   Units Redeemed                      (45,312)        (4,270)
                                   -----------    -----------
 Unit Balance at December 31, 2003     398,851         70,248
   Units Issued                          4,246            262
   Units Redeemed                     (334,590)        (9,134)
                                   -----------    -----------
 Unit Balance at December 31, 2004      68,507         61,376
                                   ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                Oppenheimer                                        Fidelity
                                   -------------------------------------      ------------------------------------------
                                                  Main Street
                                    Strategic        Small                       Asset
                                      Bond            Cap           Money       Manager        Growth      Contrafund
                                      Fund        Growth Fund       Fund       Portfolio      Portfolio    Portfolio
                                   -----------    -----------    -----------  -----------    -----------  -----------
Units:
 Unit Balance at January 1, 2003        43,633         24,139        167,544   20,018,998     24,650,187   19,592,405
   Units Issued                          1,131          2,677            288    1,555,082      2,796,790    2,208,124
   Units Redeemed                       (6,703)        (1,766)       (67,609)  (3,238,573)    (4,702,540)  (2,799,528)
                                   -----------    -----------    -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2003      38,061         25,050        100,223   18,335,507     22,744,437   19,001,001
   Units Issued                            933            281            409    1,145,632      1,852,548    1,669,272
   Units Redeemed                      (23,234)        (2,587)       (45,178)  (2,738,722)    (3,785,380)  (2,037,710)
                                   -----------    -----------    -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2004      15,760         22,744         55,454   16,742,417     20,811,605   18,632,563
                                   ===========    ===========    ===========  ===========    ===========  ===========

                                   --------


                                    Overseas
                                    Portfolio
                                   -----------
Units:
 Unit Balance at January 1, 2003     1,914,131
   Units Issued                         90,040
   Units Redeemed                     (384,586)
                                   -----------
 Unit Balance at December 31, 2003   1,619,585
   Units Issued                         50,920
   Units Redeemed                     (364,750)
                                   -----------
 Unit Balance at December 31, 2004   1,305,755
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                  Fidelity                      Scudder I                   MetLife
                                   -------------------------------------      ------------- ---------------------------
                                     Equity-                                                    FI       Russell 2000
                                     Income        Index 500   Money Market   International   Midcap        Index
                                    Portfolio      Portfolio    Portfolio       Portfolio    Portfolio    Portfolio
                                   -----------    -----------  ------------   ------------- -----------  ------------
Units:
 Unit Balance at January 1, 2003     2,727,566     20,168,826    4,525,655       2,973,433      486,103      105,781
   Units Issued                         49,896      1,712,892    2,756,152         958,872       64,607      208,690
   Units Redeemed                     (407,592)    (8,899,802)  (3,362,416)       (800,024)     (77,711)     (84,724)
                                   -----------    -----------  -----------     -----------  -----------  -----------
 Unit Balance at December 31, 2003   2,369,870     12,981,916    3,919,391       3,132,281      472,999      229,747
   Units Issued                         37,741          6,920    2,223,892         558,180      226,043      834,539
   Units Redeemed                     (392,265)    (1,669,445)  (1,832,144)       (623,109)     (84,205)    (587,686)
                                   -----------    -----------  -----------     -----------  -----------  -----------
 Unit Balance at December 31, 2004   2,015,346     11,319,391    4,311,139       3,067,352      614,837      476,600
                                   ===========    ===========  ===========     ===========  ===========  ===========

                                   -----------
                                        FI
                                   International
                                       Stock
                                   -------------
Units:
 Unit Balance at January 1, 2003         97,675
   Units Issued                          48,800
   Units Redeemed                       (44,400)
                                    -----------
 Unit Balance at December 31, 2003      102,075
   Units Issued                          32,211
   Units Redeemed                       (14,208)
                                    -----------
 Unit Balance at December 31, 2004      120,078
                                    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            MetLife
                                   -----------------------------------------------------------------------------------

                                   Met/Putnam                                     SSR          SSR            SSR
                                     Voyager      Stock Index  Stock Index     Large Cap     Aurora       Bond Income
                                   Portfolio A     Portfolio   Portfolio B      Growth      Portfolio      Portfolio
                                   -----------    -----------  -----------    -----------  -----------    -----------
Units:
 Unit Balance at January 1, 2003       192,732              -    5,021,812              -            -              -
   Units Issued                         35,180      2,064,241   11,278,710         10,994      180,972         15,799
   Units Redeemed                      (28,587)      (107,827)  (3,234,790)        (2,588)     (10,158)        (1,620)
                                   -----------    -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003     199,325      1,956,414   13,065,732          8,406      170,814         14,179
   Units Issued                         18,011        353,635    8,665,525          8,549      455,399         33,697
   Units Redeemed                      (34,334)      (294,834)  (2,974,606)        (5,332)    (125,959)        (6,479)
                                   -----------    -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2004     183,002      2,015,215   18,756,651         11,623      500,254         41,397
                                   ===========    ===========  ===========    ===========  ===========    ===========

                                   ------
                                       SSR
                                    Large Cap
                                      Value
                                    Portfolio
                                   -----------
Units:
 Unit Balance at January 1, 2003             -
   Units Issued                         21,321
   Units Redeemed                       (1,340)
                                   -----------
 Unit Balance at December 31, 2003      19,981
   Units Issued                         38,765
   Units Redeemed                       (7,622)
                                   -----------
 Unit Balance at December 31, 2004      51,124
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                   --------------------------------------------------------------------------------------
                                      Lehman
                                     Brothers                   Harris Oakmark Morgan Stanley     MFS            Mid
                                    Aggregate      FI Mid Cap     Large Cap         EAFE      Total Return    Cap Stock
                                    Bond Index    Opportunities   Value Fund       Index         Series         Index
                                   -----------    ------------- -------------- -------------- ------------   -----------
Units:
 Unit Balance at January 1, 2003             -               -             -              -             -              -
   Units Issued                         68,128          77,968       145,332        748,243        20,499        138,931
   Units Redeemed                      (13,098)         (6,260)         (974)      (637,808)         (743)       (10,655)
                                   -----------     -----------   -----------    -----------   -----------    -----------
 Unit Balance at December 31, 2003      55,030          71,708       144,358        110,435        19,756        128,276
   Units Issued                        150,652          74,916       224,189        275,627        86,273        274,805
   Units Redeemed                      (30,070)       (146,624)      (34,923)       (35,261)       (8,666)       (38,229)
                                   -----------     -----------   -----------    -----------   -----------    -----------
 Unit Balance at December 31, 2004     175,612               -       333,624        350,801        97,363        364,852
                                   ===========     ===========   ===========    ===========   ===========    ===========

                                   --------

                                      Davis
                                     Venture
                                    Value Fund
                                   -----------
Units:
 Unit Balance at January 1, 2003             -
   Units Issued                         29,130
   Units Redeemed                       (1,759)
                                   -----------
 Unit Balance at December 31, 2003      27,371
   Units Issued                         63,374
   Units Redeemed                       (9,247)
                                   -----------
 Unit Balance at December 31, 2004      81,498
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                      MetLife
                                   ----------------------------------------------------------------------------
                                      Davis          Harris         Harris                                      T Rowe
                                     Venture        Oakmark        Oakmark       Jennison          SSR           Price
                                      Value         Focused        Focused        Growth          Money        Small Cap
                                   Value Fund E    Value fund    Value Fund B   Portfolio B       Market        Growth
                                   ------------   -----------    ------------   -----------    -----------    -----------
Units:
 Unit Balance at January 1, 2003    15,486,565              -     10,685,241      5,519,181              -              -
   Units Issued                     29,533,271        120,508     21,301,025     18,721,679              -              -
   Units Redeemed                   (5,589,756)        (4,762)    (2,461,664)    (5,296,969)             -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2003  39,430,080        115,746     29,524,602     18,943,891              -              -
   Units Issued                     43,188,532        275,930     16,523,778     18,744,168          3,089         35,384
   Units Redeemed                  (28,647,204)       (31,324)   (18,498,880)   (15,675,727)        (1,233)        (4,376)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2004  53,971,408        360,352     27,549,500     22,012,332          1,856         31,008
                                   ===========    ===========    ===========    ===========    ===========    ===========

                                   Van Kampen
                                   -----------


                                    Emerging
                                   Growth Fund
                                   -----------
Units:
 Unit Balance at January 1, 2003       142,960
   Units Issued                         14,980
   Units Redeemed                      (26,588)
                                   -----------
 Unit Balance at December 31, 2003     131,352
   Units Issued                            127
   Units Redeemed                      (23,249)
                                   -----------
 Unit Balance at December 31, 2004     108,230
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Van Kampen                                Federated                         Neuberger
                                   ------------------------    --------------------------------------------------    -----------

                                                                 Equity         High       American       Growth
                                    Enterprise     Growth &      Income        Income      Leaders       Strategic     Genesis
                                       Fund       Income Fund    Fund II    Bond Fund II   Fund II        Fund II       Trust
                                   -----------    -----------  -----------  ------------ -----------    -----------  -----------
Units:
 Unit Balance at January 1, 2003        56,973         54,474       91,827       54,149      162,190         51,227      479,091
   Units Issued                            220          8,985        4,811          385        7,454            759        1,076
   Units Redeemed                       (6,993)        (1,837)     (14,895)      (6,170)     (29,183)        (4,587)    (478,107)
                                   -----------    -----------  -----------  -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2003      50,200         61,622       81,743       48,364      140,461         47,399        2,060
   Units Issued                          5,924          2,822          556        1,872        5,143            707            -
   Units Redeemed                       (9,743)       (10,369)     (61,655)     (18,767)    (145,604)        (9,204)        (689)
                                   -----------    -----------  -----------  -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2004      46,381         54,075       20,644       31,469            -         38,902        1,371
                                   ===========    ===========  ===========  ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                       Alger                      T Rowe                         Janus
                                   -------------- --------------------------------------      -----------

                                       Small                                      Prime          Aspen
                                   Capitalization    Growth      International   Reserve       Worldwide
                                        Fund          Fund        Stock Fund      Fund          Growth
                                   -------------- -----------    ------------- -----------    -----------
Units:
 Unit Balance at January 1, 2003      9,818,127       585,362         634,123      111,278      1,049,176
   Units Issued                       1,578,628        15,281          10,392       59,766          1,815
   Units Redeemed                    (1,638,205)     (429,468)       (526,688)     (83,835)    (1,049,406)
                                    -----------   -----------     -----------  -----------    -----------
 Unit Balance at December 31, 2003    9,758,550       171,175         117,827       87,209          1,585
   Units Issued                         930,119        17,085           8,968       80,310              -
   Units Redeemed                    (1,670,753)      (25,625)        (18,864)     (97,700)          (108)
                                    -----------   -----------     -----------  -----------    -----------
 Unit Balance at December 31, 2004    9,017,916       162,635         107,931       69,819          1,477
                                    ===========   ===========     ===========  ===========    ===========

                                            American
                                   --------------------------

                                    Global Small
                                   Capitalization    Growth
                                        Fund          Fund
                                   -------------- -----------
Units:
 Unit Balance at January 1, 2003              -             -
   Units Issued                          87,998        61,620
   Units Redeemed                       (10,076)       (1,866)
                                    -----------   -----------
 Unit Balance at December 31, 2003       77,922        59,754
   Units Issued                         244,173        86,038
   Units Redeemed                       (39,279)      (13,087)
                                    -----------   -----------
 Unit Balance at December 31, 2004      282,816       132,705
                                    ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                     American
                                                   -----------

                                                     Growth &
                                                      Income
                                                       Fund
                                                   -----------
                Units:
                 Unit Balance at January 1, 2003             -
                   Units Issued                         57,449
                   Units Redeemed                       (3,817)
                                                   -----------
                 Unit Balance at December 31, 2003      53,632
                   Units Issued                         93,553
                   Units Redeemed                       (9,266)
                                                   -----------
                 Unit Balance at December 31, 2004     137,919
                                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS:
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2004 or as indicated below for each sub-account were as follows:

                                                             Purchases       Sales
                                                           -------------- ------------
Met Investors Lord Abbett Growth & Income Portfolio        $    8,675,754 $ 22,674,094
Met Investors Lord Abbett Growth & Income Portfolio B         323,364,921  369,515,664
Met Investors Lord Abbett Bond Debenture Portfolio              1,498,755      351,021
Met Investors Lord Abbett Bond Debenture Portfolio B          247,632,367  317,802,735
(a) Met Investors JP Morgan Quality Bond Portfolio              4,288,686   35,858,597
(a) Met Investors Putnam Research Portfolio                       288,397   23,449,524
(a) Met Investors Putnam Research Portfolio B                  22,201,105   91,684,727
Met Investors AIM Mid Cap Core Equity Portfolio B              66,736,408   95,997,328
Met Investors AIM Small Cap Growth Portfolio                      254,080      200,774
Met Investors AIM Small Cap Growth Portfolio B                171,480,609  116,102,877
Met Investors Harris Oakmark International Portfolio B        231,493,949  189,755,220
Met Investors Third Avenue Small Cap Value Portfolio              207,256      169,732
Met Investors Third Avenue Small Cap Value Portfolio B        165,034,932  142,559,674
Met Investors Oppenheimer Capital Appreciation Portfolio       18,177,704      480,488
Met Investors Oppenheimer Capital Appreciation Portfolio B    316,464,559  258,416,721
Met Investors Money Market Portfolio B                        134,451,547  152,573,175
Met Investors Janus Aggressive Growth Portfolio B             115,562,564  132,743,990
Met Investors PIMCO Total Return Bond Portfolio                36,562,537    5,669,980
Met Investors PIMCO Total Return Bond Portfolio B             191,131,065  227,349,558
Met Investors PIMCO PEA Innovation Portfolio                      763,603      636,443
Met Investors PIMCO PEA Innovation Portfolio B                 50,787,125   29,633,554
Met Investors PIMCO Inflation Protected Bond Portfolio B      302,386,476  222,703,821
Met Investors T Rowe Price Mid Cap Growth Portfolio B          91,983,689  131,933,009
Met Investors MFS Research International Portfolio                482,216       11,702
Met Investors MFS Research International Portfolio B          179,750,588  123,114,958
Met Investors Neuberger Berman Real Estate Portfolio B        114,425,623   59,814,524
Met Investors Turner Mid-Cap Growth Portfolio B                94,639,279   49,894,739
Met Investors Goldman Sachs Mid-Cap Value B                   108,523,833   52,846,807
Met Investors Defensive Strategy Fund of Fund B               103,985,415            -
Met Investors Moderate Strategy Fund of Fund B                371,389,811            -
Met Investors Balance Strategy Fund of Fund B               1,179,456,357            -
Met Investors Growth Strategy Fund of Fund B                  955,761,006            -
Met Investors Aggressive Strategy Fund of Fund B              214,112,476            -
AIM Premier Equity Fund                                            61,093      266,593
AIM Capital Appreciation Fund                                      43,172      169,171
AIM International Growth Fund                                      38,335       81,212
AIM Balanced Fund                                                  68,206      142,715
MFS Research Series                                                14,980       87,311
MFS Investors Trust Series                                          6,838       53,801
MFS New Discovery Series                                            2,319      126,732
Oppenheimer Main Street Growth & Income Fund                       46,823    1,442,738

(a) For the period from January 1, 2004 to November 19, 2004

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                   Purchases      Sales
                                                  ------------ ------------
    Oppenheimer Bond Fund                         $     21,681 $     63,319
    Oppenheimer Strategic Bond Fund                     19,013      156,110
    Oppenheimer Main Street Small Cap Growth Fund        4,314       24,303
    Oppenheimer Money Fund                               5,465      249,201
    Fidelity Asset Manager Portfolio                 5,818,301   18,382,898
    Fidelity Growth Portfolio                        4,944,310   30,582,056
    Fidelity Contrafund Portfolio                    7,120,099   14,825,036
    Fidelity Overseas Portfolio                        447,272    2,801,224
    Fidelity Equity-Income Portfolio                   887,032    4,632,365
    Fidelity Index 500 Portfolio                     2,198,855   23,793,756
    Fidelity Money Market Portfolio                  9,278,790    6,600,983
    Scudder I International Portfolio                2,323,837    2,628,582
    MetLife FI Mid Cap Portfolio                     2,245,748      250,416
    MetLife Russell 2000 Index Portfolio            10,640,148    7,320,741
    MetLife FI International Stock Class A             127,596       59,892
    MetLife Putnam Voyager Portfolio                    36,734       77,939
    MetLife Stock Index Portfolio                    9,178,561    7,354,705
    MetLife Stock Index Portfolio B                 65,616,693    7,037,890
    MetLife SSR Large Cap Growth                       205,524      128,342
    MetLife SSR Aurora Portfolio                     6,376,239      994,922
    MetLife SSR Bond Income Portfolio                1,492,689      176,085
    MetLife SSR Large Cap Value Portfolio              407,805       70,882
    MetLife Lehman Brothers Aggregate Bond Index     1,844,594      265,329
    (d) MetLife FI Mid Cap Opportunities               942,795    1,646,976
    MetLife Harris Oakmark Large Cap Value Fund      2,612,028      287,628
    MetLife Morgan Stanley EAFE Index                2,580,104      173,685
    MetLife MFS Total Return Series                  6,839,746    3,632,553
    MetLife Mid Cap Stock Index                      3,000,212      169,691
    MetLife Davis Venture Value Fund                 1,779,093      190,646
    MetLife Davis Venture Value Fund E             408,008,679  275,032,212
    MetLife Harris Oakmark Focused Value Fund        8,005,667      267,367
    MetLife Harris Oakmark Focused Value Fund B    178,697,536  210,609,797
    MetLife Jennison Growth Portfolio B            155,307,029  137,360,796
    MetLife SSR Money Market                            71,895       29,106
    MetLife T Rowe Price Small Cap Growth              438,356       55,078
    Van Kampen Emerging Growth Fund                        534       99,435
    Van Kampen Enterprise Fund                          20,032       34,245
    Van Kampen Growth & Income Fund                     17,781       58,946
    Federated Equity Income Fund II                      8,849      255,932
    Federated High Income Bond Fund II                  28,681      107,023
    (d) Federated American Leaders Fund II              11,384      646,775
    Federated Growth Strategic Fund II                   3,059       44,031
    Neuberger Genesis Trust                              1,798        6,451

(d) For the period from January 1, 2004 to May 1, 2004

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                           Purchases        Sales
                                         -------------- --------------
         Alger Small Capitalization Fund $    1,659,714 $    7,113,771
         T Rowe Growth Fund                   1,100,455      1,649,102
         T Rowe International Stock Fund        117,696        200,279
         T Rowe Prime Reserve Fund            1,287,796      1,575,157
         Janus Aspen Worldwide Growth             2,870            798
         American Global Small Cap            3,809,983        273,864
         American Growth Fund                 9,043,249        436,696
         American Growth & Income Fund        7,940,085        123,610
                                         -------------- --------------
                                         $6,748,814,864 $3,626,874,335
                                         ============== ==============

(8) SUBSEQUENT EVENT:
   On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. (SSRM) and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock, Inc. Effective January 31, 2005, BlackRock Advisors, Inc. will replace State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                      As of December 31, 2004
                                                             -----------------------------------------
                                                                               Unit
                                                                           Fair Value/1/    Net Assets
                                                               Units    (lowest to highest)   (000)
                                                             ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          11,695,644 $80.79  to  $48.17   $319,825
Met Investors Lord Abbett Growth & Income Portfolio B        14,203,926  48.04  to   47.10    673,340
Met Investors Lord Abbett Bond Debenture Portfolio              199,216  18.12  to   17.33      2,211
Met Investors Lord Abbett Bond Debenture Portfolio B         26,081,534  17.24  to   16.91    443,728
Met Investors AIM Mid Cap Core Equity Portfolio B            10,260,770  13.61  to   13.35    138,066
Met Investors AIM Small Cap Growth Portfolio                     36,199  12.48  to   12.29        445
Met Investors AIM Small Cap Growth Portfolio B               18,288,035  12.22  to   11.99    220,855
Met Investors Harris Oakmark International Portfolio B       22,456,213  14.02  to   13.75    311,119
Met Investors Third Avenue Small Cap Value Portfolio            194,501  14.58  to   14.41      2,802
Met Investors Third Avenue Small Cap Value Portfolio B       22,452,877  14.36  to   14.10    319,335
(b) Met Investors Oppenheimer Capital Appreciation Portfolio  1,786,011  10.31  to   10.24     18,297
Met Investors Oppenheimer Capital Appreciation Portfolio B   55,906,428   8.39  to    8.22    462,797
Met Investors Money Market Portfolio B                       10,057,248   9.99  to    9.79     99,153
Met Investors Janus Aggressive Growth Portfolio B            25,135,863   7.21  to    7.06    178,657
Met Investors PIMCO total Return Bond Portfolio               6,388,058  12.46  to   12.21     53,478
Met Investors PIMCO Total Return Bond Portfolio B            35,911,885  12.14  to   11.90    430,244
Met Investors PIMCO PEA Innovation Portfolio                    163,390   4.47  to    4.39        717
Met Investors PIMCO PEA Innovation Portfolio B               14,594,741   4.36  to    4.27     62,731
Met Investors PIMCO Inflation Protected Bond B               32,840,848  11.24  to   11.04    366,675
Met Investors T Rowe Price Mid Cap Growth Portfolio B        27,535,906   7.14  to    7.00    194,196
(b) Met Investors MFS Research International Portfolio A         45,121  11.90  to   11.27        509
Met Investors MFS Research International Portfolio B         20,914,861  11.23  to   10.01    231,859
(b) Met Investors Neuberger Berman Real Estate Portfolio B    6,453,896  12.84  to   12.75     82,682
(b) Met Investors Turner Mid-Cap Growth Portfolio B           5,202,742  11.12  to   11.04     57,720
(b) Met Investors Goldman Sachs Mid-Cap Value B               6,316,125  11.98  to   11.90     75,475
(c) Met Investors Defensive Strategy Fund of Fund B          10,259,110  10.11  to   10.10    103,691
(c) Met Investors Moderate Strategy Fund of Fund B           36,400,671  10.23  to   10.22    372,286

                                                                     For the Period Ended December 31, 2004
                                                             -------------------------------------------------------
                                                                                   Expense              Total
                                                               Investment         Ratio/3/            Return/4/
                                                             Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                             --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio              0.48%        0.89%  to  1.40%   11.92%   to   11.35%
Met Investors Lord Abbett Growth & Income Portfolio B            0.31%        1.30%  to  2.35%   11.19%   to   10.02%
Met Investors Lord Abbett Bond Debenture Portfolio               4.67%        0.89%  to  1.40%    7.47%   to   6.92%
Met Investors Lord Abbett Bond Debenture Portfolio B             2.64%        1.30%  to  2.35%    6.77%   to   5.65%
Met Investors AIM Mid Cap Core Equity Portfolio B                0.00%        1.30%  to  2.35%   12.92%   to   11.74%
Met Investors AIM Small Cap Growth Portfolio                     0.00%        0.89%  to  1.35%    5.78%   to   5.30%
Met Investors AIM Small Cap Growth Portfolio B                   0.00%        1.30%  to  2.35%    5.05%   to   3.95%
Met Investors Harris Oakmark International Portfolio B           0.00%        1.30%  to  2.35%   18.96%   to   17.72%
Met Investors Third Avenue Small Cap Value Portfolio             2.98%        0.89%  to  1.35%   25.68%   to   25.10%
Met Investors Third Avenue Small Cap Value Portfolio B           1.38%        1.30%  to  2.35%   24.87%   to   23.56%
(b) Met Investors Oppenheimer Capital Appreciation Portfolio     0.00%        1.15%  to  1.40%    3.09%   to   5.21%
Met Investors Oppenheimer Capital Appreciation Portfolio B       3.35%        1.30%  to  2.35%    5.03%   to   3.93%
Met Investors Money Market Portfolio B                           0.64%        1.30%  to  2.35%   (0.66%)  to  (1.70%)
Met Investors Janus Aggressive Growth Portfolio B                0.00%        1.30%  to  2.35%    7.04%   to   5.92%
Met Investors PIMCO total Return Bond Portfolio                  5.26%        0.89%  to  1.40%    4.31%   to   3.78%
Met Investors PIMCO Total Return Bond Portfolio B                7.26%        1.30%  to  2.35%    3.62%   to   2.54%
Met Investors PIMCO PEA Innovation Portfolio                     0.08%        0.89%  to  1.35%   (5.13%)  to  (5.56%)
Met Investors PIMCO PEA Innovation Portfolio B                   0.08%        1.30%  to  2.35%   (5.55%)  to  (6.54%)
Met Investors PIMCO Inflation Protected Bond B                   4.84%        1.30%  to  2.35%    7.60%   to   6.47%
Met Investors T Rowe Price Mid Cap Growth Portfolio B            0.00%        1.30%  to  2.35%   16.30%   to   15.08%
(b) Met Investors MFS Research International Portfolio A         0.49%        0.89%  to  1.40%   19.72%   to   18.06%
Met Investors MFS Research International Portfolio B             0.23%        1.30%  to  2.35%   18.01%   to   16.78%
(b) Met Investors Neuberger Berman Real Estate Portfolio B       3.24%        1.30%  to  2.35%   28.44%   to   27.55%
(b) Met Investors Turner Mid-Cap Growth Portfolio B              0.00%        1.30%  to  2.35%   11.24%   to   10.47%
(b) Met Investors Goldman Sachs Mid-Cap Value B                  0.97%        1.30%  to  2.35%   19.81%   to   18.98%
(c) Met Investors Defensive Strategy Fund of Fund B              1.71%        1.30%  to  2.35%    1.71%   to   1.59%
(c) Met Investors Moderate Strategy Fund of Fund B               1.34%        1.30%  to  2.35%    2.20%   to   2.08%


(b) For the period from May 3, 2004 to December 31, 2004
(c) For the period from November 19, 2004 to December 31, 2004

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



                                                              As of December 31, 2004
                                                     ------------------------------------------
                                                                        Unit
                                                                    Fair Value/1/    Net Assets
                                                        Units    (lowest to highest)   (000)
                                                     ----------- ------------------- ----------
(c) Met Investors Balance Strategy Fund of Fund B    114,542,772 $10.40  to  $10.38  $1,190,221
(c) Met Investors Growth Strategy Fund of Fund B      91,629,337  10.61  to   10.59     971,460
(c) Met Investors Aggressive Strategy Fund of Fund B  20,464,973  10.69  to   10.68     218,708
AIM Premier Equity Fund                                  372,968        3.74              1,395
AIM Capital Appreciation Fund                            160,011        4.49                719
AIM International Growth Fund                            149,241        5.14                767
AIM Balanced Fund                                        248,074        4.70              1,166
MFS Research Series                                       78,859        4.42                349
MFS Investors Trust Series                                39,372        4.31                170
MFS New Discovery Series                                  37,742        6.24                236
Oppenheimer Main Street Growth & Income Fund              68,507        4.59                314
Oppenheimer Bond Fund                                     61,376        6.56                403
Oppenheimer Strategic Bond Fund                           15,760        7.09                112
Oppenheimer Main Street Small Cap Growth Fund             22,744        8.57                195
Oppenheimer Money Fund                                    55,454        5.38                298
Fidelity Asset Manager Portfolio                      16,742,417   9.89  to    9.84     164,901
Fidelity Growth Portfolio                             20,811,605  12.06  to   12.05     251,302
Fidelity Contrafund Portfolio                         18,632,563   8.36  to   14.91     278,739
Fidelity Overseas Portfolio                            1,305,755   7.95  to    9.12      11,247
Fidelity Equity-Income Portfolio                       2,015,346       11.73             23,639
Fidelity Index 500 Portfolio                          11,319,391  14.01  to   13.81     156,922
Fidelity Money Market Portfolio                        4,311,139   7.10  to    6.74      29,289
Scudder I International Portfolio                      3,067,352   7.81  to    7.78      23,957
MetLife FI Mid Cap Portfolio                             614,837  18.93  to    2.22       3,335
MetLife Russell 2000 Index Portfolio                     476,600  16.27  to    5.98       6,151
MetLife FI International Stock                           120,078        4.17                501
MetLife Met/Putnam Voyager Fund A                        183,002        2.18                398
MetLife Stock Index Portfolio                          2,015,215  41.64  to   38.66      78,250
MetLife Stock Index Portfolio B                       18,756,651  11.40  to   11.19     211,686
MetLife SSR Large Cap Growth                              11,623  27.37  to   26.12         304
MetLife SSR Aurora Portfolio                             500,254  18.71  to   18.33       9,171
MetLife SSR Bond Income Portfolio                         41,397  52.70  to   47.26       1,979

                                                             For the Period Ended December 31, 2004
                                                     -------------------------------------------------------
                                                                           Expense              Total
                                                       Investment         Ratio/3/            Return/4/
                                                     Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                     --------------  ------------------- --------------------
(c) Met Investors Balance Strategy Fund of Fund B        0.99%        1.30%  to  2.35%    2.91%   to    2.79%
(c) Met Investors Growth Strategy Fund of Fund B         0.62%        1.30%  to  2.35%    3.56%   to    3.45%
(c) Met Investors Aggressive Strategy Fund of Fund B     0.22%        1.30%  to  2.35%    3.79%   to    3.67%
AIM Premier Equity Fund                                  0.44%             1.40%                4.30%
AIM Capital Appreciation Fund                            0.00%             1.40%                5.14%
AIM International Growth Fund                            0.64%             1.40%                22.28%
AIM Balanced Fund                                        1.39%             1.40%                6.02%
MFS Research Series                                      1.14%             1.40%                14.24%
MFS Investors Trust Series                               0.66%             1.40%                9.80%
MFS New Discovery Series                                 0.00%             1.40%                5.03%
Oppenheimer Main Street Growth & Income Fund             1.66%             1.40%                7.93%
Oppenheimer Bond Fund                                    4.89%             1.40%                4.02%
Oppenheimer Strategic Bond Fund                          7.67%             1.40%                7.16%
Oppenheimer Main Street Small Cap Growth Fund            0.00%             1.40%                17.76%
Oppenheimer Money Fund                                   0.82%             1.40%               (0.42%)
Fidelity Asset Manager Portfolio                         2.75%        0.89%  to  1.40%    4.53%   to    4.00%
Fidelity Growth Portfolio                                0.27%        0.89%  to  1.40%    2.46%   to    1.94%
Fidelity Contrafund Portfolio                            0.33%        0.89%  to  1.40%   14.45%   to   13.87%
Fidelity Overseas Portfolio                              1.22%        1.15%  to  1.40%   12.33%   to   12.05%
Fidelity Equity-Income Portfolio                         1.61%             1.40%                9.98%
Fidelity Index 500 Portfolio                             1.34%        0.89%  to  1.40%    9.63%   to   9.07%
Fidelity Money Market Portfolio                          1.21%        0.89%  to  1.40%    0.30%   to  (0.21%)
Scudder I International Portfolio                        1.27%        1.35%  to  1.40%   14.96%   to   14.91%
MetLife FI Mid Cap Portfolio                             0.76%        0.89%  to  1.40%   17.19%   to   15.56%
MetLife Russell 2000 Index Portfolio                     0.33%        0.89%  to  1.40%   16.72%   to   16.12%
MetLife FI International Stock                           1.24%             1.40%                16.55%
MetLife Met/Putnam Voyager Fund A                        0.11%             1.40%                3.52%
MetLife Stock Index Portfolio                            0.87%        0.89%  to  1.40%    9.55%   to    9.05%
MetLife Stock Index Portfolio B                          0.71%        1.30%  to  2.35%    8.85%   to    7.71%
MetLife SSR Large Cap Growth                             0.00%        0.89%  to  1.35%    7.85%   to    7.35%
MetLife SSR Aurora Portfolio                             0.00%        0.89%  to  1.35%   14.32%   to   13.79%
MetLife SSR Bond Income Portfolio                        3.19%        0.89%  to  1.40%    3.50%   to    2.98%

(c) For the period from November 19, 2004 to December 31, 2004

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                      As of December 31, 2004
                                             -----------------------------------------
                                                               Unit
                                                           Fair Value/1/    Net Assets
                                               Units    (lowest to highest)   (000)
                                             ---------- ------------------- ----------
MetLife SSR Large Cap Value Portfolio            51,124 $12.03  to  $11.88       607
MetLife Lehman Brothers Aggregate Bond Index    175,612  13.48  to   13.10     2,301
MetLife Harris Oakmark Large Cap Value Fund     333,624  13.70  to   13.32     4,444
MetLife Morgan Stanley EAFE Index               350,801  11.75  to   11.42     4,007
MetLife MFS Total Return Series                  97,363  46.13  to   42.15     4,142
MetLife Mid Cap Stock Index                     364,852  13.52  to   13.24     4,833
MetLife Davis Venture Value Fund                 81,498  33.18  to   31.66     2,581
MetLife Davis Venture Value Fund E           53,971,408  11.96  to   11.73   637,147
MetLife Harris Oakmark Focused Value Fund       360,352  36.00  to   34.12    12,299
MetLife Harris Oakmark Focused Value Fund B  27,549,500  15.17  to   14.88   412,524
MetLife Jennison Growth Portfolio B          22,012,332  10.51  to   10.31   229,059
(b) MetLife SSR Money Market                      1,856       23.09               43
(b) MetLife T Rowe Price Small Cap Growth        31,008  14.93  to   13.38       419
Van Kampen Emerging Growth Fund                 108,230        4.25              460
Van Kampen Enterprise Fund                       46,381        3.47              161
Van Kampen Growth & Income Fund                  54,075        5.77              312
Federated Equity Income Fund II                  20,644        4.57               94
Federated High Income Bond Fund II               31,469        5.92              186
Federated Growth Strategic Fund II               38,902        4.85              189
Neuberger Genesis Trust                           1,371       10.23               14
Alger Small Capitalization Fund               9,017,916   7.03  to    6.98    63,202
T Rowe Growth Fund                              162,635  67.90  to   67.90    11,043
T Rowe International Stock Fund                 107,931       10.13            1,094
T Rowe Price Prime Reserve Fund                  69,819       16.46            1,149
Janus Aspen Worldwide Growth                      1,477        6.29                9
American Global Small Capitalization Fund       282,816  20.19  to   19.58     5,541
American Growth                                 132,705 142.42  to  129.36    17,187
American Growth & Income Fund                   137,919 108.74  to   98.77    13,637

                                                     For the Period Ended December 31, 2004
                                             ------------------------------------------------------
                                                                   Expense              Total
                                               Investment         Ratio/3/            Return/4/
                                             Income Ratio/2/ (lowest to highest) (lowest to highest)
                                             --------------  ------------------- -------------------
MetLife SSR Large Cap Value Portfolio            0.00%        0.89%  to  1.35%   12.40%  to  11.99%
MetLife Lehman Brothers Aggregate Bond Index     2.68%        0.89%  to  1.35%    3.17%  to  2.80%
MetLife Harris Oakmark Large Cap Value Fund      0.45%        0.89%  to  1.35%   10.43%  to  10.03%
MetLife Morgan Stanley EAFE Index                0.56%        0.89%  to  1.35%   18.58%  to  18.04%
MetLife MFS Total Return Series                  0.39%        0.89%  to  1.40%   10.27%  to  9.70%
MetLife Mid Cap Stock Index                      0.54%        0.89%  to  1.35%   15.02%  to  14.49%
MetLife Davis Venture Value Fund                 0.39%        0.89%  to  1.35%   11.37%  to  10.86%
MetLife Davis Venture Value Fund E               0.45%        1.30%  to  2.35%   10.69%  to  9.53%
MetLife Harris Oakmark Focused Value Fund        0.04%        0.89%  to  1.35%    8.96%  to  8.46%
MetLife Harris Oakmark Focused Value Fund B      0.00%        1.30%  to  2.35%    8.23%  to  7.10%
MetLife Jennison Growth Portfolio B              0.01%        1.30%  to  2.35%    7.53%  to  6.40%
(b) MetLife SSR Money Market                     0.70%             1.40%              (0.42%)
(b) MetLife T Rowe Price Small Cap Growth        0.00%        0.89%  to  1.40%   11.08%  to  9.54%
Van Kampen Emerging Growth Fund                  0.00%             1.40%               5.54%
Van Kampen Enterprise Fund                       0.40%             1.40%               2.60%
Van Kampen Growth & Income Fund                  1.01%             1.40%               12.78%
Federated Equity Income Fund II                  3.43%             1.40%               11.27%
Federated High Income Bond Fund II               8.60%             1.40%               8.92%
Federated Growth Strategic Fund II               0.00%             1.40%               13.82%
Neuberger Genesis Trust                          0.15%             0.89%               17.62%
Alger Small Capitalization Fund                  0.00%        1.25%  to  1.40%   15.12%  to  14.95%
T Rowe Growth Fund                               0.59%        0.89%  to  1.25%    9.26%  to  9.26%
T Rowe International Stock Fund                  1.20%             0.89%               12.88%
T Rowe Price Prime Reserve Fund                  0.81%             0.89%              (0.09%)
Janus Aspen Worldwide Growth                     1.00%             0.89%               3.85%
American Global Small Capitalization Fund        0.00%        0.89%  to  1.35%   19.81%  to  19.26%
American Growth                                  0.21%        0.89%  to  1.35%   11.50%  to  10.98%
American Growth & Income Fund                    1.15%        0.89%  to  1.35%    9.39%  to  8.89%

(b) For the period from May 3, 2004 to December 31, 2004

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                      As of December 31, 2003
                                                             -----------------------------------------
                                                                               Unit
                                                                           Fair Value/1/    Net Assets
                                                               Units    (lowest to highest)   (000)
                                                             ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          12,148,950 $72.18  to  $22.54   $298,174
Met Investors Lord Abbett Growth & Income Portfolio B        14,631,212  43.21  to   42.81    626,102
Met Investors Lord Abbett Bond Debenture Portfolio              108,131  16.86  to    5.48        997
Met Investors Lord Abbett Bond Debenture Portfolio B         30,331,364  16.15  to   16.00    485,074
Met Investors JP Morgan Quality Bond Portfolio                2,677,207  26.53  to   11.96     33,184
Met Investors Met/Putnam Research Portfolio                   2,828,413   8.65  to    6.78     22,791
Met Investors Met/Putnam Research Portfolio B                 8,932,927   7.74  to    7.67     68,483
Met Investors AIM Mid Cap Core Equity Portfolio B            12,288,849  12.05  to   11.95    146,961
(e) Met Investors AIM Small Cap Growth Portfolio                 31,568  11.70  to   11.67        369
Met Investors AIM Small Cap Growth Portfolio B               12,475,776  11.63  to   11.53    143,948
Met Investors Harris Oakmark International Portfolio B       16,889,437  11.78  to   11.68    197,425
(e) Met Investors Third Avenue Small Cap Value Portfolio         50,110  11.54  to   11.52        577
Met Investors Third Avenue Small Cap Value Portfolio B       19,557,686  11.50  to   11.41    223,583
Met Investors Oppenheimer Capital Appreciation Portfolio B   51,514,003   7.99  to    7.91    407,474
Met Investors PIMCO Money Market Portfolio B                 11,786,985  10.05  to    9.96    117,287
Met Investors Janus Aggressive Growth Portfolio B            26,535,225  6.73  to    6.67     176,919
Met Investors PIMCO Total Return Bond Portfolio               2,852,827  11.94  to    7.90     22,687
Met Investors PIMCO Total Return Bond Portfolio B            41,371,628  11.71  to   11.61    479,951
(e) Met Investors PIMCO Innovation Portfolio                    139,123   4.71  to    4.65        646
Met Investors PIMCO Innovation Portfolio B                    9,200,629   4.61  to    4.57     42,018
(e) Met Investors PIMCO Inflation Protected Bond Portfolio B 25,707,912  10.44  to   10.37    267,795
Met Investors T Rowe Price Mid Cap Growth Portfolio B        33,526,891   6.14  to    6.09    203,972
Met Investors MFS Research International Portfolio B         12,887,155   9.52  to    9.43    121,501
AIM Premier Equity Fund                                         427,127        3.59             1,531
AIM Capital Appreciation Fund                                   187,203        4.28               800
AIM International Growth Fund                                   157,713        4.20               663
AIM Balanced Fund                                               264,594        4.43             1,173
MFS Research Series                                              97,097        3.87               376

                                                                     For the Period Ended December 31, 2003
                                                             -------------------------------------------------------
                                                                                   Expense              Total
                                                               Investment         Ratio/3/            Return/4/
                                                             Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                             --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio              1.15%        0.89%  to  1.40%   29.90%   to   29.24%
Met Investors Lord Abbett Growth & Income Portfolio B            0.69%        1.30%  to  2.35%   29.04%   to   23.90%
Met Investors Lord Abbett Bond Debenture Portfolio               3.64%        0.89%  to  1.40%   18.46%   to   17.86%
Met Investors Lord Abbett Bond Debenture Portfolio B             2.75%        1.30%  to  2.35%   17.62%   to    8.88%
Met Investors JP Morgan Quality Bond Portfolio                   3.73%        0.89%  to  1.40%    3.07%   to    2.55%
Met Investors Met/Putnam Research Portfolio                      0.03%        1.15%  to  1.40%   23.19%   to   22.88%
Met Investors Met/Putnam Research Portfolio B                    0.00%        1.30%  to  2.35%   22.73%   to   19.42%
Met Investors AIM Mid Cap Core Equity Portfolio B                1.53%        1.30%  to  2.35%   24.55%   to   22.83%
(e) Met Investors AIM Small Cap Growth Portfolio                 0.00%        1.25%  to  1.35%   37.35%   to   37.21%
Met Investors AIM Small Cap Growth Portfolio B                   0.00%        1.30%  to  2.35%   37.07%   to   32.40%
Met Investors Harris Oakmark International Portfolio B           1.81%        1.30%  to  2.35%   33.23%   to   33.47%
(e) Met Investors Third Avenue Small Cap Value Portfolio         0.62%        1.25%  to  1.35%   39.78%   to   39.64%
Met Investors Third Avenue Small Cap Value Portfolio B           0.48%        1.30%  to  2.35%   39.60%   to   34.67%
Met Investors Oppenheimer Capital Appreciation Portfolio B       0.00%        1.30%  to  2.35%   26.87%   to   20.90%
Met Investors PIMCO Money Market Portfolio B                     0.41%        1.30%  to  2.35%   (0.86%)  to  (1.33%)
Met Investors Janus Aggressive Growth Portfolio B                0.00%        1.30%  to  2.35%   29.21%   to   21.15%
Met Investors PIMCO Total Return Bond Portfolio                  1.06%        0.89%  to  1.40%    3.59%   to    3.07%
Met Investors PIMCO Total Return Bond Portfolio B                1.38%        1.30%  to  2.35%    2.96%   to  (0.06%)
(e) Met Investors PIMCO Innovation Portfolio                     0.00%        0.89%  to  1.35%   56.45%   to   55.73%
Met Investors PIMCO Innovation Portfolio B                       0.00%        1.30%  to  2.35%   55.54%   to   38.29%
(e) Met Investors PIMCO Inflation Protected Bond Portfolio B     0.42%        1.30%  to  2.35%    4.43%   to    3.70%
Met Investors T Rowe Price Mid Cap Growth Portfolio B            0.00%        1.30%  to  2.35%   34.88%   to   27.90%
Met Investors MFS Research International Portfolio B             0.89%        1.30%  to  2.35%   30.34%   to  28.59%
AIM Premier Equity Fund                                          0.31%             1.40%                23.34%
AIM Capital Appreciation Fund                                    0.00%             1.40%                27.72%
AIM International Growth Fund                                    0.55%             1.40%                27.27%
AIM Balanced Fund                                                1.95%             1.40%                14.75%
MFS Research Series                                              0.67%             1.40%                22.97%

(e) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.


                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



                                                        As of December 31, 2003
                                                 --------------------------------------
                                                                  Unit
                                                             Fair Value/1/
                                                               (lowest to    Net Assets
                                                   Units        highest)       (000)
                                                 ---------- ---------------- ----------
MFS Investors Trust Series                           50,833      $3.92        $    199
MFS New Discovery Series                             58,708       5.95             349
Oppenheimer Main Street Growth & Income Fund        398,851       4.25           1,696
Oppenheimer Bond Fund                                70,248       6.31             443
Oppenheimer Strategic Bond Fund                      38,061       6.62             252
Oppenheimer Main Street Small Cap Growth Fund        25,050       7.28             182
Oppenheimer Money Fund                              100,223       5.40             541
Fidelity Asset Manager Portfolio                 18,335,507  9.46  to   9.46   173,560
Fidelity Growth Portfolio                        22,744,437 11.77  to  11.82   269,260
Fidelity Contrafund Portfolio                    19,001,001  7.31  to  13.09   249,506
Fidelity Overseas Portfolio                       1,619,585  7.08  to   8.14    12,334
Fidelity Equity-Income Portfolio                  2,369,870      10.67          25,276
Fidelity Index 500 Portfolio                     12,981,916 12.78  to  12.66   164,912
Fidelity Money Market Portfolio                   3,919,391  7.08  to   6.76    26,673
Scudder I International Portfolio                 3,132,281  6.79  to   6.77    21,280
MetLife Janus Mid Cap Portfolio                     472,999       1.92             909
MetLife Russell 2000 Index Portfolio                229,747 13.94  to   5.15     2,228
MetLife Putnam International Stock Portfolio        102,075       3.58             365
MetLife Met/Putnam Voyager Portfolio A              199,325       2.10             419
(e) MetLife Stock Index Portfolio                 1,956,414 38.01  to  35.45    69,595
MetLife Stock Index Portfolio B                  13,065,732 10.48  to  10.39   135,881
(e) MetLife Alger Equity Growth                      19,981 24.55  to  24.33       205
(e) MetLife SSR Aurora Portfolio                    170,814 16.37  to  16.11     2,752
(e) MetLife SSR Bond Income Portfolio                14,179 50.92  to  46.37       658
(e) MetLife SSR Large Cap Value Portfolio             8,406 10.64  to  10.62       212
(e) MetLife Lehman Brothers Aggregate Bond Index     55,030 12.82  to  12.76       702
(e) MetLife FI Mid Cap Opportunities                 71,708 11.50  to  11.41       819
(e) MetLife Harris Oakmark Large Cap Value Fund     144,358 12.18  to  12.12     1,749
(e) MetLife Morgan Stanley EAFE Index               110,435  9.91  to   9.67     1,069
(e) MetLife MFS Total Return Series                  19,756 41.84  to  38.75       766
(e) MetLife Mid Cap Stock Index                     128,276 11.75  to  11.57     1,484
(e) MetLife Davis Venture Value Fund                 27,371 29.79  to  28.56       782
MetLife Davis Venture Value Fund E               39,430,080 10.80  to  10.71   421,977
(e) MetLife Harris Oakmark Focused Value Fund       115,746 33.04  to  31.46     3,642

                                                         For the Period Ended December 31, 2003
                                                 -------------------------------------------------------

                                                                       Expense              Total
                                                   Investment         Ratio/3/            Return/4/
                                                 Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                 --------------  ------------------- --------------------
MFS Investors Trust Series                           0.67%             1.40%                20.45%
MFS New Discovery Series                             0.00%             1.40%                31.86%
Oppenheimer Main Street Growth & Income Fund         0.97%             1.40%                24.96%
Oppenheimer Bond Fund                                5.47%             1.40%                5.29%
Oppenheimer Strategic Bond Fund                      6.49%             1.40%                16.43%
Oppenheimer Main Street Small Cap Growth Fund        0.00%             1.40%                42.36%
Oppenheimer Money Fund                               0.95%             1.40%               (0.61%)
Fidelity Asset Manager Portfolio                     3.56%        0.89%  to  1.40%    16.93%  to  16.34%
Fidelity Growth Portfolio                            0.27%        0.89%  to  1.40%    31.67%  to  31.00%
Fidelity Contrafund Portfolio                        0.46%        0.89%  to  1.40%    27.33%  to  26.68%
Fidelity Overseas Portfolio                          0.87%        1.15%  to  1.40%    41.73%  to  41.38%
Fidelity Equity-Income Portfolio                     1.89%             1.40%                28.52%
Fidelity Index 500 Portfolio                         1.67%        0.89%  to  1.40%    27.27%  to  26.63%
Fidelity Money Market Portfolio                      1.08%        0.89%  to  1.40%    0.10%  to   (0.40%)
Scudder I International Portfolio                    0.76%        1.35%  to  1.40%    25.98%  to  26.04%
MetLife Janus Mid Cap Portfolio                      0.00%             1.40%                32.71%
MetLife Russell 2000 Index Portfolio                 0.26%        0.89%  to  1.40%    44.77%  to  44.04%
MetLife Putnam International Stock Portfolio         0.63%             1.40%                26.26%
MetLife Met/Putnam Voyager Portfolio A               0.00%             1.40%                24.16%
(e) MetLife Stock Index Portfolio                    0.00%        0.89%  to  1.40%    27.07%  to  26.44%
MetLife Stock Index Portfolio B                      1.26%        1.30%  to  2.35%    26.22%  to  20.39%
(e) MetLife Alger Equity Growth                      0.00%        1.25%  to  1.35%    33.47%  to  33.34%
(e) MetLife SSR Aurora Portfolio                     0.00%        0.89%  to  1.35%    48.81%  to  48.13%
(e) MetLife SSR Bond Income Portfolio                0.00%        0.89%  to  1.35%     4.92%  to   4.43%
(e) MetLife SSR Large Cap Value Portfolio            1.28%        1.25%  to  1.35%    33.99%  to  33.86%
(e) MetLife Lehman Brothers Aggregate Bond Index     0.00%        1.25%  to  1.35%     2.35%  to   2.24%
(e) MetLife FI Mid Cap Opportunities                 0.00%        0.89%  to  1.35%    41.26%  to  40.62%
(e) MetLife Harris Oakmark Large Cap Value Fund      0.00%        1.25%  to  1.35%    23.94%  to  23.81%
(e) MetLife Morgan Stanley EAFE Index                0.00%        0.89%  to  1.35%    36.42%  to  35.79%
(e) MetLife MFS Total Return Series                  0.00%        0.89%  to  1.35%    15.97%  to  15.43%
(e) MetLife Mid Cap Stock Index                      0.00%        0.89%  to  1.35%    33.77%  to  33.16%
(e) MetLife Davis Venture Value Fund                 0.00%        0.89%  to  1.35%    29.71%  to  29.12%
MetLife Davis Venture Value Fund E                   0.27%        1.30%  to  2.35%    29.05%  to  25.13%
(e) MetLife Harris Oakmark Focused Value Fund        0.00%        0.89%  to  1.35%    31.48%  to  30.88%


(e) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2003
                                              -----------------------------------------
                                                                Unit
                                                            Fair Value/1/    Net Assets
                                                Units    (lowest to highest)   (000)
                                              ---------- ------------------- ----------
MetLife Harris Oakmark Focused Value Fund B   29,524,602 $14.02  to  $13.89   $409,942
MetLife Jennison Growth Portfolio B           18,943,891   9.77  to    9.69    184,023
Van Kampen Emerging Growth Fund                  131,352        4.03               529
Van Kampen Enterprise Fund                        50,200        3.38               170
Van Kampen Growth & Income Fund                   61,622        5.11               315
Federated Equity Income Fund II                   81,743        4.11               336
Federated High Income Bond Fund II                48,364        5.43               263
Federated American Leaders II                    140,461        4.61               647
Federated Growth Strategic Fund II                47,399        4.26               202
Neuberger Berman Genesis Trust                     2,060        8.70                18
Alger American Small Capitalization Fund       9,758,550   6.10  to    6.08     59,470
T Rowe Growth Fund                               171,175       62.15            10,638
T Rowe International Stock Fund                  117,827        8.98             1,058
T Rowe Prime Reserve Fund                         87,209       16.48             1,437
Janus Aspen Worldwide Growth                       1,585        6.06                10
(e) American Global Small Capitalization Fund     77,922  16.85  to   16.42      1,280
(e) American Growth Fund                          59,754 127.74  to  116.56      6,971
(e) American Growth & Income Fund                 53,632  99.40  to   90.71      4,871

                                                      For the Period Ended December 31, 2003
                                              ------------------------------------------------------
                                                                    Expense              Total
                                                Investment         Ratio/3/            Return/4/
                                              Income Ratio/2/ (lowest to highest) (lowest to highest)
                                              --------------  ------------------- -------------------
MetLife Harris Oakmark Focused Value Fund B       0.05%        1.30%  to  2.35%   30.62%  to  26.99%
MetLife Jennison Growth Portfolio B               0.14%        1.30%  to  2.35%   28.02%  to  20.13%
Van Kampen Emerging Growth Fund                   0.00%             1.40%               25.58%
Van Kampen Enterprise Fund                        0.52%             1.40%               24.13%
Van Kampen Growth & Income Fund                   0.87%             1.40%               26.26%
Federated Equity Income Fund II                   1.93%             1.40%               25.51%
Federated High Income Bond Fund II                7.69%             1.40%               20.52%
Federated American Leaders II                     1.69%             1.40%               25.92%
Federated Growth Strategic Fund II                0.00%             1.40%               38.13%
Neuberger Berman Genesis Trust                    0.00%             0.89%               30.49%
Alger American Small Capitalization Fund          0.00%        1.25%  to  1.40%   40.58%  to  40.37%
T Rowe Growth Fund                                0.16%             0.89%               30.06%
T Rowe International Stock Fund                   0.74%             0.89%               30.12%
T Rowe Prime Reserve Fund                         0.69%             0.89%              (0.30%)
Janus Aspen Worldwide Growth                      0.01%             0.89%               22.89%
(e) American Global Small Capitalization Fund     0.07%        0.89%  to  1.35%   52.17%  to  51.47%
(e) American Growth Fund                          0.16%        0.89%  to  1.35%   35.60%  to  34.97%
(e) American Growth & Income Fund                 1.38%        0.89%  to  1.35%   31.25%  to  30.65%


(e) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                    As of December 31, 2002
                                                           -----------------------------------------
                                                                             Unit
                                                                         Fair Value/1/    Net Assets
                                                             Units    (lowest to highest)   (000)
                                                           ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio        12,846,775 $17.44  to  $55.57   $256,901
Met Investors Lord Abbett Growth & Income Portfolio B       4,763,078  33.02  to   33.48    158,469
(h) Met Investors Lord Abbett Bond Debenture Portfolio         23,392        4.65               109
Met Investors Lord Abbett Bond Debenture Portfolio B        8,449,518  13.54  to   13.73    115,255
Met Investors JP Morgan Quality Bond Portfolio              3,059,939  11.25  to   25.74     38,254
Met Investors Met/Putnam Research Portfolio                 3,520,815   5.52  to    7.02     23,034
Met Investors Met/Putnam Research Portfolio B               4,317,303   6.22  to    6.31     27,062
Met Investors AIM Mid Cap Core Equity Portfolio B           2,416,396   9.57  to    9.68     23,277
Met Investors AIM Small Cap Growth Portfolio B              4,064,765   8.38  to    8.48     34,329
Met Investors Harris Oakmark International Portfolio B      1,441,751   8.74  to    8.84     12,689
(i) Met Investors Third Avenue Small Cap Value Portfolio B  3,106,789   8.19  to    8.24     25,529
Met Investors Oppenheimer Capital Appreciation Portfolio B 15,642,954   6.21  to    6.30     97,837
Met Investors PIMCO Money Market Portfolio B                8,981,636 10.00  to   10.14      90,464
Met Investors Janus Aggressive Growth Portfolio B           7,128,991   5.14  to    5.21     36,902
Met Investors PIMCO Total Return Bond Portfolio             3,311,248   7.66  to    7.73     25,487
Met Investors PIMCO Total Return Bond Portfolio B          21,084,805  11.22  to   11.38    238,271
Met Investors PIMCO Innovation Portfolio B                  3,460,978   2.92  to    2.97     10,196
Met Investors T Rowe Price Mid Cap Growth Portfolio B       9,490,409   4.49  to    4.55     42,935
Met Investors MFS Research International Portfolio B        6,394,788   7.20  to    7.30     46,398
AIM Premier Equity Fund                                       467,409        2.91             1,359
AIM Capital Appreciation Fund                                 213,116        3.35               713
AIM International Growth Fund                                 168,594        3.30               557
AIM Balanced Fund                                             298,328        3.86             1,152
MFS Research Series                                           114,262        3.15               360
MFS Investors Trust Series                                     54,292        3.26               177
MFS New Discovery Series                                       75,459        4.51               340
Oppenheimer Main Street Growth & Income Fund                  436,506        3.40             1,485
Oppenheimer Bond Fund                                          70,085        5.99               420

                                                                     For the Year Ended December 31, 2002
                                                           ---------------------------------------------------------
                                                                                 Expense               Total
                                                             Investment         Ratio/3/             Return/4/
                                                           Income Ratio/2/ (lowest to highest)  (lowest to highest)
                                                           --------------  ------------------- ----------------------
Met Investors Lord Abbett Growth & Income Portfolio            0.91%        0.89%  to  1.40%   (19.09%)  to  (18.67%)
Met Investors Lord Abbett Growth & Income Portfolio B          1.77%        1.30%  to  2.25%   (19.94%)  to  (19.18%)
(h) Met Investors Lord Abbett Bond Debenture Portfolio         0.00%             1.40%                (1.77%)
Met Investors Lord Abbett Bond Debenture Portfolio B           4.91%        1.30%  to  2.25%   (2.79%)  to   (1.86%)
Met Investors JP Morgan Quality Bond Portfolio                 5.20%        0.89%  to  1.40%     7.44%   to    7.99%
Met Investors Met/Putnam Research Portfolio                    0.41%        1.15%  to  1.40%   (21.71%)  to  (21.52%)
Met Investors Met/Putnam Research Portfolio B                  0.69%        1.30%  to  2.25%   (22.58%)  to  (21.84%)
Met Investors AIM Mid Cap Core Equity Portfolio B              0.02%        1.30%  to  2.25%   (12.80%)  to  (11.97%)
Met Investors AIM Small Cap Growth Portfolio B                 0.00%        1.30%  to  2.25%   (29.12%)  to  (28.44%)
Met Investors Harris Oakmark International Portfolio B         0.24%        1.30%  to  2.25%   (19.92%)  to  (19.15%)
(i) Met Investors Third Avenue Small Cap Value Portfolio B     0.39%        1.30%  to  2.25%   (18.14%)  to  (17.62%)
Met Investors Oppenheimer Capital Appreciation Portfolio B     0.01%        1.30%  to  2.25%   (26.41%)  to  (25.71%)
Met Investors PIMCO Money Market Portfolio B                   1.02%        1.30%  to  2.25%   (1.15%)  to   (0.21%)
Met Investors Janus Aggressive Growth Portfolio B              0.01%        1.30%  to  2.25%   (29.44%)  to  (28.77%)
Met Investors PIMCO Total Return Bond Portfolio                0.00%        1.15%  to  1.40%     8.04%   to    8.31%
Met Investors PIMCO Total Return Bond Portfolio B              0.00%        1.30%  to  2.25%     6.86%   to    7.88%
Met Investors PIMCO Innovation Portfolio B                     0.00%        1.30%  to  2.25%   (51.83%)  to  (51.37%)
Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%        1.30%  to  2.25%   (45.29%)  to  (44.76%)
Met Investors MFS Research International Portfolio B           0.24%        1.30%  to  2.25%   (13.77%)  to  (12.94%)
AIM Premier Equity Fund                                        0.31%             1.40%                (31.23%)
AIM Capital Appreciation Fund                                  0.00%             1.40%                (25.41%)
AIM International Growth Fund                                  0.55%             1.40%                (16.85%)
AIM Balanced Fund                                              2.34%             1.40%                (18.25%)
MFS Research Series                                            0.28%             1.40%                (25.59%)
MFS Investors Trust Series                                     0.56%             1.40%                (22.06%)
MFS New Discovery Series                                       0.00%             1.40%                (32.58%)
Oppenheimer Main Street Growth & Income Fund                   0.81%             1.40%                (19.93%)
Oppenheimer Bond Fund                                          7.68%             1.40%                 7.56%

(h) For the period from April 26, 2002 to December 31, 2002.
(i) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2002
                                              -----------------------------------------
                                                                Unit
                                                            Fair Value/1/    Net Assets
                                                Units    (lowest to highest)   (000)
                                              ---------- ------------------- ----------
Oppenheimer Strategic Bond Fund                   43,633       $5.69          $    248
Oppenheimer Main Street Small Cap Growth Fund     24,139        5.11               123
Oppenheimer Money Fund                           167,544        5.43               910
Fidelity Asset Manager Portfolio              20,018,998   8.07  to   8.16     162,779
Fidelity Growth Portfolio                     24,650,187   8.94  to   9.05     222,487
Fidelity Contrafund Portfolio                 19,592,405   5.74  to  10.37     200,853
Fidelity Overseas Portfolio                    1,914,131   5.00  to   5.78      10,274
Fidelity Equity-Income Portfolio               2,727,566        8.30            22,635
Fidelity Index 500 Portfolio                  20,168,826  10.00  to  10.06     202,227
Fidelity Money Market Portfolio                4,525,655   6.78  to   7.07      30,913
Scudder I International Portfolio              2,973,433   5.38  to   5.39      16,027
MetLife Janus Mid Cap Portfolio                  486,103        1.45               704
MetLife Russell 2000 Index Portfolio             105,781        3.58               378
MetLife Putnam International Stock Portfolio      97,675        2.83               277
MetLife Met/Putnam Voyager Portfolio A           192,732        1.69               326
MetLife Stock Index Portfolio B                5,021,812   8.20  to   8.30      41,490
MetLife Davis Venture Value Fund E            15,486,565   8.26  to   8.37     128,845
MetLife Harris Oakmark Focused Value Fund B   10,685,241  10.59  to  10.73     113,939
(i) MetLife Jennison Growth Portfolio B        5,519,181   7.58  to   7.63      42,026
Van Kampen Emerging Growth Fund                  142,960        3.21               459
Van Kampen Enterprise Fund                        56,973        2.73               155
(i) Van Kampen Growth & Income Fund               54,474        4.05               221
Federated Equity Income Fund II                   91,827        3.28               301
Federated High Income Bond Fund II                54,149        4.51               244
Federated American Leaders II                    162,190       $3.66               594
Federated Growth Strategic Fund II                51,227        3.09               158
Neuberger Genesis Trust                          479,091        6.66             3,193
Alger Small Capitalization Fund                9,818,127   4.33  to   4.34      42,604
T Rowe Price Growth Fund                         585,362       47.78            27,969
T Rowe Price International Stock Fund            634,123        6.90             4,375
T Rowe Price Prime Reserve Fund                  111,278       16.52             1,839
Janus Aspen Worldwide Growth                   1,049,176        4.93             5,172

                                                        For the Year Ended December 31, 2002
                                              ---------------------------------------------------------
                                                                    Expense               Total
                                                Investment         Ratio/3/             Return/4/
                                              Income Ratio/2/ (lowest to highest)  (lowest to highest)
                                              --------------  ------------------- ----------------------
Oppenheimer Strategic Bond Fund                    8.38%            1.40%                 5.95%
Oppenheimer Main Street Small Cap Growth Fund      0.00%            1.40%                (16.92%)
Oppenheimer Money Fund                             1.47%            1.40%                  /5/
Fidelity Asset Manager Portfolio                   4.00%       0.89%  to  1.40%   (10.00%)  to   (9.54%)
Fidelity Growth Portfolio                          0.25%       0.89%  to  1.40%   (31.08%)  to  (30.73%)
Fidelity Contrafund Portfolio                      0.82%       0.89%  to  1.40%   (10.61%)  to  (10.15%)
Fidelity Overseas Portfolio                        0.84%       1.15%  to  1.40%   (21.39%)  to  (21.19%)
Fidelity Equity-Income Portfolio                   1.84%            1.40%                (18.10%)
Fidelity Index 500 Portfolio                       1.31%       0.89%  to  1.40%   (23.33%)  to  (22.94%)
Fidelity Money Market Portfolio                    1.70%       0.89%  to  1.40%     0.28%   to    0.79%
Scudder I International Portfolio                  0.84%       1.35%  to  1.40%   (19.50%)  to  (19.46%)
MetLife Janus Mid Cap Portfolio                    0.00%            1.40%                (29.98%)
MetLife Russell 2000 Index Portfolio               0.61%            1.40%                (21.57%)
MetLife Putnam International Stock Portfolio       0.88%            1.40%                (18.64%)
MetLife Met/Putnam Voyager Portfolio A             0.00%            1.40%                (29.90%)
MetLife Stock Index Portfolio B                    0.56%       1.30%  to  2.25%   (24.24%)  to  (23.52%)
MetLife Davis Venture Value Fund E                 0.65%       1.30%  to  2.25%   (18.41%)  to  (17.63%)
MetLife Harris Oakmark Focused Value Fund B        0.12%       1.30%  to  2.25%   (10.33%)  to  (11.09%)
(i) MetLife Jennison Growth Portfolio B            0.00%       1.30%  to  2.25%   (24.15%)  to  (23.67%)
Van Kampen Emerging Growth Fund                    0.37%            1.40%                (33.43%)
Van Kampen Enterprise Fund                         0.50%            1.40%                (30.31%)
(i) Van Kampen Growth & Income Fund                0.00%            1.40%                (15.69%)
Federated Equity Income Fund II                    2.13%            1.40%                (21.84%)
Federated High Income Bond Fund II                10.55%            1.40%                (0.02%)
Federated American Leaders II                      1.26%            1.40%                (21.33%)
Federated Growth Strategic Fund II                 0.00%            1.40%                (27.37%)
Neuberger Genesis Trust                            0.00%            0.89%                (3.85%)
Alger Small Capitalization Fund                    0.00%       1.25%  to  1.40%   (27.25%)  to  (27.21%)
T Rowe Price Growth Fund                           0.18%            0.89%                (23.68%)
T Rowe Price International Stock Fund              1.07%            0.89%                (18.91%)
T Rowe Price Prime Reserve Fund                    1.39%            0.89%                  /5/
Janus Aspen Worldwide Growth                       0.86%            0.89%                (26.16%)

(i) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

/5/ This information is not available.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                             As of December 31, 2001
                                                                    -----------------------------------------
                                                                                      Unit
                                                                                  Fair Value/1/    Net Assets
                                                                      Units    (lowest to highest)   (000)
                                                                    ---------- ------------------- ----------
Accumulation units:
   (k) Met Investors Lord Abbett Growth & Income Portfolio          13,056,744 $21.56  to  $68.33   $325,654
   (j) Met Investors Lord Abbett Growth & Income Portfolio B           829,894 41.18  to   41.43      34,277
   (j) Met Investors Lord Abbett Bond Debenture Portfolio B            949,659 13.91  to   13.99      13,246
  Met Investors JP Morgan Quality Bond Portfolio                     2,400,419 10.47  to   23.83      27,978
   (l) Met Investors Met/Putnam Research Portfolio                   4,271,829  7.05  to    8.94      35,502
   (l) Met Investors Met/Putnam Research Portfolio B                 1,148,099  8.03  to    8.07       9,240
   (m) Met Investors AIM Mid Cap Core Equity Portfolio B                91,975 10.97  to   10.99       1,010
   (m) Met Investors AIM Small Cap Growth Portfolio B                  119,269 11.83  to   11.86       1,413
   (m) Met Investors Harris Oakmark International Portfolio B           20,012 10.91  to   10.94         219
   (j) Met Investors Oppenheimer Capital Appreciation Portfolio B    2,574,330  8.42  to    8.47      21,746
   (j) Met Investors PIMCO Money Market Portfolio B                  2,040,930 10.10  to   10.16      20,681
   (j) Met Investors Janus Aggressive Growth Portfolio B             1,408,153  7.27  to    7.31      10,268
   (n) Met Investors PIMCO Total Return Bond Portfolio               3,960,781  7.09  to    7.14      28,189
   (j) Met Investors PIMCO Total Return Bond Portfolio B             2,425,689 10.48  to   10.54      25,502
   (j) Met Investors PIMCO Innovation Portfolio B                      719,543  6.06  to    6.10       4,375
   (j) Met Investors T Rowe Price Mid Cap Growth Portfolio B         1,668,902  8.19  to    8.24      13,714
   (j) Met Investors MFS Research International Portfolio B            916,898  8.34  to    8.39       7,667
  AIM Premier Equity Fund                                              544,055        4.23             2,300
  AIM Capital Appreciation Fund                                        236,958        4.49             1,063
  AIM International Growth Fund                                        189,032        3.97               750
  AIM Balanced Fund                                                    334,293        4.73             1,580
  MFS Research Series                                                  126,396        4.23               535
  MFS Investors Trust Series                                            60,869        4.18               254
  MFS New Discovery Series                                              90,551        6.69               606
  Oppenheimer Main Street Growth & Income Fund                         552,681        4.25             2,349

                                                                              For the Year Ended December 31, 2001
                                                                    ---------------------------------------------------------
                                                                                          Expense               Total
                                                                      Investment         Ratio/3/             Return/4/
                                                                    Income Ratio/2/ (lowest to highest)  (lowest to highest)
                                                                    --------------  ------------------- ----------------------
Accumulation units:
   (k) Met Investors Lord Abbett Growth & Income Portfolio              0.95%        0.89%  to  1.40%    (7.24%)  to   (6.56%)
   (j) Met Investors Lord Abbett Growth & Income Portfolio B            0.17%        1.30%  to  2.25%    (8.09%)  to   (7.21%)
   (j) Met Investors Lord Abbett Bond Debenture Portfolio B             1.47%        1.30%  to  2.25%     1.17%   to    2.14%
  Met Investors JP Morgan Quality Bond Portfolio                        4.86%        0.89%  to  1.40%     5.33%   to    6.10%
   (l) Met Investors Met/Putnam Research Portfolio                      0.07%        1.15%  to  1.40%     7.00%   to    7.00%
   (l) Met Investors Met/Putnam Research Portfolio B                    0.44%        1.30%  to  2.25%    (1.54%)  to   (0.81%)
   (m) Met Investors AIM Mid Cap Core Equity Portfolio B                0.05%        1.30%  to  2.25%     9.70%   to    9.94%
   (m) Met Investors AIM Small Cap Growth Portfolio B                   0.00%        1.30%  to  2.25%    18.30%   to   18.55%
   (m) Met Investors Harris Oakmark International Portfolio B           0.08%        1.30%  to  2.25%     9.15%   to    9.38%
   (j) Met Investors Oppenheimer Capital Appreciation Portfolio B       0.07%        1.30%  to  2.25%    (1.73%)  to   (1.00%)
   (j) Met Investors PIMCO Money Market Portfolio B                     1.02%        1.30%  to  2.25%     0.66%   to    1.29%
   (j) Met Investors Janus Aggressive Growth Portfolio B                0.00%        1.30%  to  2.25%    (9.72%)  to   (9.05%)
   (n) Met Investors PIMCO Total Return Bond Portfolio                  0.88%        1.15%  to  1.40%    (0.31%)  to   (0.25%)
   (j) Met Investors PIMCO Total Return Bond Portfolio B                2.47%        1.30%  to  2.25%     3.00%   to    3.77%
   (j) Met Investors PIMCO Innovation Portfolio B                       0.00%        1.30%  to  2.25%   (16.33%)  to  (15.70%)
   (j) Met Investors T Rowe Price Mid Cap Growth Portfolio B            0.00%        1.30%  to  2.25%     1.03%   to    1.78%
   (j) Met Investors MFS Research International Portfolio B             0.13%        1.30%  to  2.25%    (5.45%)  to   (4.75%)
  AIM Premier Equity Fund                                               0.14%             1.40%                (11.93%)
  AIM Capital Appreciation Fund                                         0.00%             1.40%                (11.93%)
  AIM International Growth Fund                                         0.34%             1.40%                (11.93%)
  AIM Balanced Fund                                                     1.91%             1.40%                (11.93%)
  MFS Research Series                                                   1.16%             1.40%                (11.93%)
  MFS Investors Trust Series                                            0.57%             1.40%                (11.93%)
  MFS New Discovery Series                                              3.11%             1.40%                (11.93%)
  Oppenheimer Main Street Growth & Income Fund                          0.53%             1.40%                (11.93%)

(j) For the period from March 21, 2001 to December 31, 2001.
(k) For the period from February 21, 2001 to December 31, 2001.
(l) For the period from March 19, 2001 to December 31, 2001.
(m) For the period from October 9, 2001 to December 31, 2001.
(n) For the period from October 15, 2001 to December 31, 2001.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                          As of December 31, 2001
                                                 -----------------------------------------
                                                                   Unit
                                                                Fair Value*     Net Assets
                                                   Units    (lowest to highest)   (000)
                                                 ---------- ------------------- ----------
  Oppenheimer Bond Fund                              66,734       $5.57          $    372
  Oppenheimer Strategic Bond Fund                    60,360        5.37               324
  Oppenheimer Main Street Small Cap Growth Fund      26,017        6.15               160
  Oppenheimer Money Fund                            164,326        5.43               892
  Fidelity Asset Manager Portfolio               21,022,339   8.94  to   9.06     189,787
  Fidelity Growth Portfolio                      25,015,822  12.91  to  13.12     327,268
  Fidelity Contrafund Fund                       19,181,427   6.39  to  11.59     219,635
  Fidelity Overseas Portfolio                     2,228,327   6.34  to   7.35      15,199
  Fidelity Equity-Income Portfolio                3,242,873       10.13            32,860
  Fidelity Index 500 Portfolio                   19,727,766  13.03  to  13.12     257,801
  Fidelity Money Market Portfolio                 5,072,413   6.76  to   7.02      34,519
  Scudder I International Portfolio               2,560,863   6.68  to   6.69      17,139
  MetLife Janus Mid Cap Portfolio                   501,084        2.07             1,036
MetLife Russell 2000 Index Portfolio                 89,476        4.56               408
MetLife Putnam International Stock Portfolio         94,368        3.48               329
MetLife Met/Putnam Voyager Portfolio A              190,680        2.42               461
(j) MetLife Stock Index B                           166,446  10.83  to  10.85       1,805
(j) MetLife Davis Venture Value Fund E            2,649,034  10.11  to  10.16      26,848
(j) MetLife Harris Oakmark Focused Value Fund B   1,863,945  11.89  to  11.96      22,223
MetLife Loomis Sayles High Yield Bond                17,973        4.66                84
Van Kampen Emerging Growth Fund                     174,665        4.82               842
Van Kampen Enterprise Fund                           68,149        3.91               267
Van Kampen Strategic Stock Fund                      60,282        4.73               285
Federated Equity Income Fund II                     116,932        4.19               490
Federated High Income Bond Fund II                   60,212        4.51               271
Federated American Leaders II                       249,732        4.65             1,162
Federated Growth Strategic Fund II                   55,308        4.25               235
Neuberger Genesis Trust                             478,656        6.93             3,318
Neuberger Partners                                  295,027        5.36             1,583
Alger Small Capitalization Fund                   9,374,497   5.95  to   5.96      55,888
T Rowe Growth Fund                                  656,181       62.61            41,080
T Rowe International Stock Fund                     664,996        8.51             5,658
T Rowe Prime Reserve Fund                            91,744       16.44             1,508
Janus Aspen Worldwide Growth                      1,246,925        6.68             8,326

                                                           For the Year Ended December 31, 2001
                                                 ---------------------------------------------------------
                                                                      Expense               Total
                                                   Investment        Ratio***            Return****
                                                 Income Ratio** (lowest to highest)  (lowest to highest)
                                                 -------------- ------------------- ----------------------
  Oppenheimer Bond Fund                               7.36%           1.40%                (11.93%)
  Oppenheimer Strategic Bond Fund                     2.21%           1.40%                (11.93%)
  Oppenheimer Main Street Small Cap Growth Fund       0.00%           1.40%                (11.93%)
  Oppenheimer Money Fund                              3.88%           1.40%                (11.93%)
  Fidelity Asset Manager Portfolio                    4.32%      0.89%  to  1.40%    (6.25%)  to   (4.95%)
  Fidelity Growth Portfolio                           0.08%      0.89%  to  1.40%   (18.67%)  to  (15.40%)
  Fidelity Contrafund Fund                            0.78%      0.89%  to  1.40%   (15.42%)  to   (7.08%)
  Fidelity Overseas Portfolio                         5.65%      1.15%  to  1.40%   (22.53%)  to  (21.26%)
  Fidelity Equity-Income Portfolio                    5.65%           1.40%                (0.96%)
  Fidelity Index 500 Portfolio                        1.19%      0.89%  to  1.40%   (13.79%)  to  (11.98%)
  Fidelity Money Market Portfolio                     4.05%      0.89%  to  1.40%     2.59%   to     7.92%
  Scudder I International Portfolio                   0.41%      1.35%  to  1.40%    (8.07%)  to   (3.38%)
  MetLife Janus Mid Cap Portfolio                     0.00%           1.40%                (38.21%)
MetLife Russell 2000 Index Portfolio                  0.26%           1.40%                (0.55%)
MetLife Putnam International Stock Portfolio          0.28%           1.40%                (21.72%)
MetLife Met/Putnam Voyager Portfolio A                0.00%           1.40%                (31.81%)
(j) MetLife Stock Index B                             0.00%      1.30%  to  2.25%   (15.49%)  to  (14.68%)
(j) MetLife Davis Venture Value Fund E                0.00%      1.30%  to  2.25%   (13.19%)  to  (12.36%)
(j) MetLife Harris Oakmark Focused Value Fund B       0.00%      1.30%  to  2.25%    24.59%   to   25.79%
MetLife Loomis Sayles High Yield Bond                13.15%           1.40%                (2.68%)
Van Kampen Emerging Growth Fund                       0.00%           1.40%                 7.33%
Van Kampen Enterprise Fund                            0.18%           1.40%                (7.70%)
Van Kampen Strategic Stock Fund                       0.00%           1.40%                (10.30%)
Federated Equity Income Fund II                       1.76%           1.40%                (11.74%)
Federated High Income Bond Fund II                   11.35%           1.40%                (0.75%)
Federated American Leaders II                         1.29%           1.40%                (6.74%)
Federated Growth Strategic Fund II                    1.75%           1.40%                (20.15%)
Neuberger Genesis Trust                               0.00%           0.89%                 1.24%
Neuberger Partners                                    0.19%           0.89%                (2.45%)
Alger Small Capitalization Fund                       0.05%      1.35%  to  1.40%   (23.58%)  to  (23.56%)
T Rowe Growth Fund                                    0.19%           0.89%                (2.53%)
T Rowe International Stock Fund                       1.55%           0.89%                (22.60%)
T Rowe Prime Reserve Fund                             3.83%           0.89%                 3.02%
Janus Aspen Worldwide Growth                          0.48%           0.89%                (23.37%)


(j) For the period from March 21, 2001 to December 31, 2001.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                    METLIFE INVESTORS USA INSURANCE COMPANY
         (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                             FINANCIAL STATEMENTS
                       December 31, 2004, 2003 and 2002
                                      and
                         Independent Auditors' Report

      INDEPENDENT AUDITORS REPORT

      To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

      We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2004 and 2003, and the results of their operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

      DELOITTE & TOUCHE LLP


      Certified Public Accountants
      Tampa, Florida
      April 25, 2005

                       METLIFE INVESTORS USA INSURANCE COMPANY
                                   BALANCE SHEETS
                             DECEMBER 31, 2004 AND 2003
               (DOLLARS IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                  2004        2003
                                                                                               ----------- -----------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost $3,346,410 and $3,413,677,
   respectively)                                                                               $ 3,443,051 $ 3,522,671
 Equity securities, at fair value (cost $0 and $1,660, respectively)                                     7       2,027
 Mortgage loans on real estate                                                                     402,057     431,973
 Policy loans                                                                                       34,959      35,768
 Other limited partnership interests                                                                 4,307       4,124
 Short-term investments                                                                            130,374     137,295
 Other invested assets                                                                                 264       7,662
                                                                                               ----------- -----------
   Total investments                                                                             4,015,019   4,141,520
Cash and cash equivalents                                                                          144,288     199,952
Accrued investment income                                                                           40,814      40,540
Premiums and other receivables                                                                   1,131,810      45,526
Deferred policy acquisition costs                                                                  677,625     502,249
Current income taxes receivable                                                                    170,344      37,585
Deferred income taxes receivable                                                                         -      22,786
Other assets                                                                                       145,542      97,746
Separate account assets                                                                         10,290,845   6,368,724
                                                                                               ----------- -----------
   Total assets                                                                                $16,616,287 $11,456,628
                                                                                               =========== ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                        $   141,393 $   124,998
 Policyholder account balances                                                                   4,590,613   3,769,822
 Other policyholder funds                                                                            7,162       3,755
 Long-term debt                                                                                     35,000      35,000
 Deferred income taxes payable                                                                      79,122           -
 Payables under securities loaned transactions                                                     789,986     667,853
 Other liabilities                                                                                  55,982     183,279
 Separate account liabilities                                                                   10,290,845   6,368,724
                                                                                               ----------- -----------
   Total liabilities                                                                            15,990,103  11,153,431
                                                                                               ----------- -----------

Stockholder's Equity:
Preferred stock, par value $1.00 per share; 200,000 shares
   authorized, issued and outstanding                                                                  200         200
Common stock, par value $200.00 per share; 15,000 shares authorized;
   11,000 shares issued and outstanding                                                              2,300       2,300
Additional paid-in capital                                                                         398,047      98,047
Retained earnings                                                                                  190,130     163,383
Accumulated other comprehensive income                                                              35,507      39,267
                                                                                               ----------- -----------
   Total stockholder's equity                                                                      626,184     303,197
                                                                                               ----------- -----------
   Total liabilities and stockholder's equity                                                  $16,616,287 $11,456,628
                                                                                               =========== ===========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003, AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                   2004      2003      2002
                                                                 --------  --------  --------
REVENUES
Premiums                                                         $  8,668  $  5,788  $ 23,961
Universal life and investment-type product policy fees            158,657    88,441    33,761
Net investment income                                             207,400   199,039   173,387
Other revenues                                                     25,866       278       792
Net investment (losses)                                            (9,286)  (10,009)  (36,177)
                                                                 --------  --------  --------
   Total revenues                                                 391,305   283,537   195,724
                                                                 --------  --------  --------

EXPENSES
Policyholder benefits and claims                                   18,372     7,256    30,968
Interest credited to policyholder account balances                152,939   146,146   122,802
Other expenses                                                    178,469    74,458    59,947
                                                                 --------  --------  --------
   Total expenses                                                 349,780   227,860   213,717
                                                                 --------  --------  --------

Income (loss) before provision (benefit) for income taxes          41,525    55,677   (17,993)
Provision (benefit) for income taxes                               16,846    18,295    (9,034)
                                                                 --------  --------  --------
Income (loss) before cumulative effect of a change in accounting   24,679    37,382    (8,959)
Cumulative effect of a change in accounting, net of income taxes    2,068         -         -
                                                                 --------  --------  --------
Net income (loss)                                                $ 26,747  $ 37,382  $ (8,959)
                                                                 ========  ========  ========



                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003, AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                       ACCUMULATED
                                                                 ADDITIONAL               OTHER
                                                PREFERRED COMMON  PAID-IN   RETAINED  COMPREHENSIVE
                                                  STOCK   STOCK   CAPITAL   EARNINGS  INCOME (LOSS)   TOTAL
                                                --------- ------ ---------- --------  ------------- --------
Balance at January 1, 2002                        $200    $2,300  $ 48,047  $134,960     $ 6,101    $191,608
Comprehensive income:
 Net loss                                                                     (8,959)                 (8,959)
 Other comprehensive income (loss):
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                         25,111      25,111
                                                                                                    --------
 Comprehensive income                                                                                 16,152
                                                ------------------------------------------------------------
Balance at December 31, 2002                       200     2,300    48,047   126,001      31,212     207,760
 Capital contribution                                               50,000                            50,000
Comprehensive income:
 Net income                                                                   37,382                  37,382
 Other comprehensive income (loss):
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                          8,055       8,055
                                                                                                    --------
 Comprehensive income                                                                                 45,437
                                                ------------------------------------------------------------
Balance at December 31, 2003                       200     2,300    98,047   163,383      39,267     303,197
 Capital contribution                                              300,000                           300,000
Comprehensive income:
 Net income                                                                   26,747                  26,747
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net
     of related offsets, reclassification
     adjustments and income taxes                                                         (3,760)     (3,760)
                                                                                                    --------
 Comprehensive income                                                                                 22,987
                                                ------------------------------------------------------------
Balance at December 31, 2004                      $200    $2,300  $398,047  $190,130     $35,507    $626,184
                                                ============================================================


                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003, AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                              2004         2003         2002
                                                                                          -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $    26,747  $    37,382  $    (8,959)
 Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net        20,605       16,768        4,930
   Losses from sale of investments, net                                                         9,291       10,009       36,177
   Interest credited to other policyholder account balances                                   152,939      146,146      122,802
   Universal life and investment-type product policy fees                                    (158,657)     (88,441)     (33,761)
   Change in accrued investment income                                                           (274)      (8,375)      (5,275)
   Change in premiums and other receivables                                                (1,076,745)      (4,970)       3,304
   Change in deferred policy acquisition costs, net                                          (165,202)    (237,450)    (126,822)
   Change in insurance-related liabilities                                                     16,867        6,058       10,859
   Change in income taxes payable                                                             (28,826)     (52,649)     (42,048)
   Change in other assets                                                                     139,479       57,529       16,600
   Change in other liabilities                                                               (137,067)      21,011       53,133
 Other, net                                                                                       361          224
                                                                                          -----------  -----------  -----------
Net cash (used in) provided by operating activities                                        (1,200,482)     (96,758)      30,940
                                                                                          -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                         1,521,382    1,490,770      819,352
   Equity securities                                                                            1,828          353            -
   Mortgage loans on real estate                                                               72,211       54,189       20,428
 Purchases of:
   Fixed maturities                                                                        (1,481,828)  (2,418,070)  (1,536,851)
   Equity securities                                                                              (86)         (19)        (299)
   Mortgage loans on real estate                                                              (41,652)     (49,869)     (29,785)
   Other limited partnership interests                                                           (543)           -       (4,348)
 Net change in short-term investments                                                           6,916      (73,953)     (53,503)
 Net change in policy loans                                                                       809        2,165        1,354
 Net change in payable under securities loaned transactions                                   122,133      443,284      224,569
 Net change in other invested assets                                                            1,489       (5,630)       7,482
 Other, net                                                                                       (10)           -            -
                                                                                          -----------  -----------  -----------
Net cash provided by (used in) investing activities                                           202,649     (556,780)    (551,601)
                                                                                          -----------  -----------  -----------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                 4,540,629    4,333,503    1,944,211
   Withdrawals                                                                             (3,898,460)  (3,571,465)  (1,532,552)
 Capital contribution from the Parent Company                                                 300,000       50,000            -
                                                                                          -----------  -----------  -----------
Net cash provided by financing activities                                                     942,169      812,038      411,659
                                                                                          -----------  -----------  -----------
Change in cash and cash equivalents                                                           (55,664)     158,500     (109,002)
Cash and cash equivalents, beginning of year                                                  199,952       41,452      150,454
                                                                                          -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                    $   144,288  $   199,952  $    41,452
                                                                                          ===========  ===========  ===========
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year for:
   Interest                                                                               $     1,501  $     2,049  $     1,640
                                                                                          ===========  ===========  ===========
   Income taxes                                                                           $    (1,623) $   (12,260) $    28,256
                                                                                          ===========  ===========  ===========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life insurance policies and variable and fixed annuity contracts.

      BASIS OF PRESENTATION

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the fair value of and accounting for derivatives; (iv) the capitalization and amortization of deferred policy acquisition costs ("DAC"); (v) the liability for future policyholder benefits; (vi) the liability for litigation and regulatory matters; and
      (vii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from those estimates.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2004 presentation.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for recovery of its value to an amount equal or greater than the cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period that determination is made. These adjustments are recorded as investment losses.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets, which are primarily made up of collateral received under interest rate swap transactions, are reported at their estimated fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its insurance Derivatives Use Plan approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in Net investment gains (losses).

      Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses).

      In a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

      When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

      The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses). The Company did not have any embedded derivatives during the years ended December 31, 2004, 2003, and 2002.

      CASH AND CASH EQUIVALENTS

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      Costs, which consist principally of commissions, and policy issue expenses, are amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins, and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 3% to 11%.

      Policyholder account balances relate to investment-type contracts. Investment-type contracts principally include traditional fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

      The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies. Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The

      Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include asset management and advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      INCOME TAXES

      The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred income tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred income tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      REINSURANCE

      The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's separate accounts.

      The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's financial statements at the date of adoption.

      Effective March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $2,068 thousand net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $2,908 thousand, including the cumulative effect of adoption.

      In April 2003, the FASB cleared Statement 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. Issue B36 became effective on October 1, 2003 did not have a significant impact on the Company's financial statements.


      Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its financial statements.

      During 2003, the Company adopted FASB Interpretation No. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES--AN INTERPRETATION OF ARB NO. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"). Certain of the Company's investments in other limited partnership interests meet the definition of a variable interest entity ("VIE") and must be consolidated, in accordance with the transition rules and effective dates, if the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs") including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING). The Company's activities subject to this guidance have not been significant.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a significant impact on the Company's financial statements.

2.  INVESTMENTS

      FIXED MATURITIES AND EQUITY SECURITIES

      Fixed maturities and equity securities at December 31, 2004 were as follows:

                                              COST OR   GROSS UNREALIZED ESTIMATED
                                             AMORTIZED  ----------------   FAIR
                                               COST       GAIN    LOSS     VALUE
                                             ---------- -------- ------- ----------
                                                     (DOLLARS IN THOUSANDS)
Fixed Maturities:
  U.S treasury/agency securities             $  202,561 $  1,663 $   645 $  203,579
  State and political subdivision securities     11,097       15      73     11,039
  U.S. corporate securities                   1,339,984   64,563   5,565  1,398,982
  Foreign government securities                  69,810    6,532     668     75,674
  Foreign corporate securities                  338,621   25,757   1,364    363,014
  Residential mortgage-backed securities        753,907    5,572   2,478    757,001
  Commercial mortgage-backed securities         274,820    2,389   1,516    275,693
  Asset-backed securities                       355,610    3,343     884    358,069
                                             ---------- -------- ------- ----------
    Total fixed maturities                   $3,346,410 $109,834 $13,193 $3,443,051
                                             ========== ======== ======= ==========
Equity Securities:
  Common stocks                              $        - $      7 $     - $        7
                                             ========== ======== ======= ==========

      Fixed maturities and equity securities at December 31, 2003 were as follows:

                                              COST OR   GROSS UNREALIZED ESTIMATED
                                             AMORTIZED  ----------------   FAIR
                                               COST       GAIN    LOSS     VALUE
                                             ---------- -------- ------- ----------
                                                     (DOLLARS IN THOUSANDS)
Fixed Maturities:
  U.S treasury/agency securities             $   57,399 $  2,886 $    75 $   60,210
  State and political subdivision securities      9,979       21       -     10,000
  U.S. corporate securities                   1,423,547   76,237   5,405  1,494,379
  Foreign government securities                  74,431    6,311   2,153     78,589
  Foreign corporate securities                  337,736   25,826   1,626    361,936
  Residential mortgage-backed securities        832,042    7,753   6,323    833,472
  Commercial mortgage-backed securities         320,465    3,485   2,698    321,252
  Asset-backed securities                       358,078    6,381   1,626    362,833
                                             ---------- -------- ------- ----------
    Total fixed maturities                   $3,413,677 $128,900 $19,906 $3,522,671
                                             ========== ======== ======= ==========
Equity Securities:
  Common stocks                              $    1,660 $    367 $     - $    2,027
                                             ========== ======== ======= ==========

      The Company held foreign currency derivatives with notional amounts of $17,909 thousand to hedge the exchange rate risk associated with foreign bonds and loans for years ended December 31, 2004 and 2003, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $213,323 thousand and $247,679 thousand at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $14,611 thousand and $12,569 thousand at December 31, 2004 and 2003, respectively. Non-income producing fixed maturities were $2,852 thousand and $2,070 thousand, at December 31, 2004 and 2003, respectively.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    COST OR    ESTIMATED
                                                   AMORTIZED     FAIR
                                                     COST        VALUE
                                                   ----------  ----------
                                                   (DOLLARS IN THOUSANDS)
       Due in one year or less                     $  160,329  $  161,917
       Due after one year through five years          959,008     982,664
       Due after five years through ten years         545,411     575,858
       Due after ten years                            297,325     331,849
                                                   ----------  ----------
           Subtotal                                 1,962,073   2,052,288
       Mortgage-backed and asset-backed securities  1,384,337   1,390,763
                                                   ----------  ----------
           Total bonds                             $3,346,410  $3,443,051
                                                   ==========  ==========

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities and equity securities classified as available-for sale were as follows:

                                       YEARS ENDED DECEMBER 31,
                                     ----------------------------
                                       2004      2003      2002
                                     --------  --------  --------
                                        (DOLLARS IN THOUSANDS)
             Proceeds                $473,047  $466,262  $344,356
             Gross investment gains  $  6,080  $  7,703  $  8,806
             Gross investment losses $ (9,531) $(10,993) $(22,705)

      Gross investment losses above exclude writedowns recorded during 2004, 2003 and 2002 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $1,387 thousand, $1,852 thousand, and $20,098 thousand, respectively.

      The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                                   DECEMBER 31, 2004
                                           -----------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                            LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                           --------------------- --------------------- ---------------------
                                                        GROSS                 GROSS                 GROSS
                                           ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                           FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                           ---------- ---------- ---------- ---------- ---------- ----------
                                                                (DOLLARS IN THOUSANDS)
U.S treasury/agency securities             $  107,590   $  645    $      -    $    -   $  107,590  $   645
State and political subdivision securities      9,917       73           -         -        9,917       73
U.S. corporate securities                     332,675    3,488      40,496     2,077      373,171    5,565
Foreign government securities                   5,284       12       9,345       656       14,629      668
Foreign corporate securities                   48,132      614      21,584       750       69,716    1,364
Residential mortgage-backed securities        276,248    1,716      34,381       762      310,629    2,478
Commercial mortgage-backed securities         134,304      962      16,690       554      150,994    1,516
Asset-backed securities                       100,281      854       1,970        30      102,251      884
                                           ----------   ------    --------    ------   ----------  -------
   Total fixed maturities                  $1,014,431   $8,364    $124,466    $4,829   $1,138,897  $13,193
                                           ==========   ======    ========    ======   ==========  =======
Total number of securities in an
  unrealized loss position                        194                   31                    225
                                           ==========             ========             ==========

                                                       DECEMBER 31, 2003
                               -----------------------------------------------------------------
                                                      EQUAL TO OR GREATER
                                LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                               --------------------- --------------------- ---------------------
                                            GROSS                 GROSS                 GROSS
                               ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                               FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                               ---------- ---------- ---------- ---------- ---------- ----------
                                                    (DOLLARS IN THOUSANDS)
U.S treasury/agency securities  $ 13,620   $    75    $     -     $    -   $   13,620  $    75
U.S. corporate securities        261,803     4,696      6,286        709      268,089    5,405
Foreign government securities     14,039     2,153          -          -       14,039    2,153
Foreign corporate securities      52,402     1,393     12,953        233       65,355    1,626
Residential mortgage-backed
  securities                     363,680     5,977      9,880        346      373,560    6,323
Commercial mortgage-backed
  securities                     161,184     2,682     12,484         16      173,668    2,698
Asset-backed securities           90,572     1,337      8,015        289       98,587    1,626
                                --------   -------    -------     ------   ----------  -------
   Total fixed maturities       $957,300   $18,313    $49,618     $1,593   $1,006,918  $19,906
                                ========   =======    =======     ======   ==========  =======

      SECURITIES LENDING PROGRAM

      The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $741,205 thousand and $622,695 thousand and an estimated fair value of $762,186 thousand and $640,701 thousand were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for cash collateral under its control of $789,986 thousand and $667,853 thousand at December 31, 2004 and 2003 respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the financial statements.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $5,269 thousand and $5,158 thousand at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                               DECEMBER 31,
                                     --------------------------------
                                           2004             2003
                                     ---------------  ---------------
                                      AMOUNT  PERCENT  AMOUNT  PERCENT
                                     -------- ------- -------- -------
                                          (DOLLARS IN THOUSANDS)
         Commercial mortgage loans   $309,485    77%  $349,995    81%
         Agricultural mortgage loans   93,773    23%    83,213    19%
                                     --------   ---   --------   ---
           Total                      403,258   100%   433,208   100%
                                                ===              ===
         Less: Valuation allowances     1,201            1,235
                                     --------         --------
           Mortgage loans            $402,057         $431,973
                                     ========         ========

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2004, 31%, 12% and 8% of the properties were located in California, Rhode Island and Delaware, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Changes in mortgage loan valuation allowances were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                            2004      2003    2002
                                           ------   -------  ------
                                           (DOLLARS IN THOUSANDS)
              Balance at beginning of year $1,235   $ 2,048  $    -
              Additions                         -     2,225   2,048
              Deductions                      (34)   (3,038)      -
                                           ------   -------  ------
              Balance at end of year       $1,201   $ 1,235  $2,048
                                           ======   =======  ======

      A portion of the Company's mortgage loans on real estate was impaired without valuation allowances and consisted of $3,864 thousand and $3,679 thousand at December 31, 2004 and 2003, respectively.

      The average investment in impaired mortgage loans on real estate was $3,889 thousand, $3,875 thousand and $3,682 thousand for the years ended December 31, 2004, 2003 and 2002, respectively. Interest income on impaired mortgage loans was $262 thousand, $289 thousand and $806 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      The investment in restructured mortgage loans on real estate was $3,864 thousand and $3,679 thousand at December 31, 2004 and 2003, respectively. Interest income of $262 thousand, $373 thousand and $282 thousand was recognized on restructured loans for the years ended December 31, 2004, 2003, and 2002, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $262 thousand, $358 thousand and $282 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure at December 31, 2004 and 2003.

      FUNDS WITHHELD AT INTEREST

      There were no funds withheld at interest included in other invested assets at December 31, 2004. Included in other invested assets at December 31, 2003, were funds withheld at interest of $7 thousand.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2004     2003     2002
                                                    -------- -------- --------
                                                      (DOLLARS IN THOUSANDS)
  Fixed maturities                                  $176,222 $165,910 $138,069
  Equity securities                                       85        -        -
  Mortgage loans on real estate                       33,849   32,474   30,950
  Policy loans                                         1,903    1,756    1,813
  Cash, cash equivalents and short-term investments    5,878    5,770    3,424
  Other                                                  118        -        -
                                                    -------- -------- --------
    Total                                            218,055  205,910  174,256
  Less: Investment expenses                           10,655    6,871      869
                                                    -------- -------- --------
    Net investment income                           $207,400 $199,039 $173,387
                                                    ======== ======== ========

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                           YEARS ENDED DECEMBER 31,
                                         ---------------------------
                                           2004     2003      2002
                                         -------  --------  --------
                                            (DOLLARS IN THOUSANDS)
           Fixed maturities              $(4,921) $ (5,401) $(33,476)
           Equity securities                  83       259      (521)
           Mortgage loans on real estate     (81)   (2,708)   (2,048)
           Derivatives                    (4,367)   (2,161)     (151)
           Other                               -         2        19
                                         -------  --------  --------
             Total net investment losses $(9,286) $(10,009) $(36,177)
                                         =======  ========  ========

      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                              YEARS ENDED DECEMBER 31,
                                            ----------------------------
                                              2004      2003      2002
                                            --------  --------  --------
                                               (DOLLARS IN THOUSANDS)
      Fixed maturities                      $ 96,295  $110,105  $ 88,232
      Equity securities                            7       367       194
      Derivatives                             (3,999)   (2,211)        -
                                            --------  --------  --------
        Total                                 92,303   108,261    88,426
                                            --------  --------  --------
      Amounts allocable to:
      Deferred policy acquisition costs      (37,677)  (47,850)  (40,408)
      Deferred income taxes                  (19,119)  (21,144)  (16,806)
                                            --------  --------  --------
        Total                                (56,796)  (68,994)  (57,214)
                                            --------  --------  --------
          Net unrealized investment gains   $ 35,507  $ 39,267  $ 31,212
                                            ========  ========  ========

      The changes in net unrealized investment gains (losses) were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                     ---------------------------
                                                       2004      2003     2002
                                                     --------  -------  --------
                                                        (DOLLARS IN THOUSANDS)
Balance, beginning of year                           $ 39,267  $31,212  $  6,101
Unrealized investment gains (losses) during the year  (15,958)  19,835    73,882
Unrealized investment gains (losses) relating to:
  Deferred policy acquisition costs                    10,173   (7,442)  (35,836)
Deferred income taxes                                   2,025   (4,338)  (12,935)
                                                     --------  -------  --------
Balance, end of year                                 $ 35,507  $39,267  $ 31,212
                                                     ========  =======  ========
Net change in unrealized investment gains (losses)   $ (3,760) $ 8,055  $ 25,111
                                                     ========  =======  ========

      VARIABLE INTEREST ENTITIES

      As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46(r) did not require the Company to consolidate any VIEs.

      The following table presents the total assets of and the maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                            AS OF DECEMBER 31, 2004
                                          ---------------------------
                                            TOTAL    MAXIMUM EXPOSURE
                                          ASSETS (1)   TO LOSS (2)
                                          ---------- ----------------
                                            (DOLLARS IN THOUSANDS)
           Other Limited Partnerships (3)   $4,726        $    -
                                            ------        ------
                                            $4,726        $    -
                                            ======        ======

             (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

             (2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

             (3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amount and fair value of derivative financial instruments held at:

                             DECEMBER 31, 2004           DECEMBER 31, 2003
                        --------------------------- ---------------------------
                                   CURRENT MARKET              CURRENT MARKET
                                   OR FAIR VALUE               OR FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                        (DOLLARS IN THOUSANDS)
 Interest rate swaps    $  7,002  $137    $    -    $      -  $ -     $    -
 Interest rate caps            -     -         -     150,000   10          -
 Financial futures        83,600     -     1,430     106,500    -      2,051
 Foreign currency swaps   17,909     -     5,218      17,909    -      2,813
 Credit default swaps      3,400   127         -           -    -          -
                        --------  ----    ------    --------  ---     ------
   Total                $111,911  $264    $6,648    $274,409  $10     $4,864
                        ========  ====    ======    ========  ===     ======

      The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2004:

                                             REMAINING LIFE
                       -----------------------------------------------------------
                                AFTER ONE YEAR AFTER FIVE YEARS
                       ONE YEAR    THROUGH         THROUGH      AFTER TEN
                       OR LESS    FIVE YEARS      TEN YEARS       YEARS    TOTAL
                       -------- -------------- ---------------- --------- --------
                                         (DOLLARS IN THOUSANDS)
Interest rate swaps    $     -      $    -         $ 7,002         $-     $  7,002
Financial futures       83,600           -               -          -       83,600
Foreign currency swaps   4,485       1,381          12,043          -       17,909
Credit default swaps         -       3,400               -          -        3,400
                       -------      ------         -------         --     --------
  Total                $88,085      $4,781         $19,045         $-     $111,911
                       =======      ======         =======         ==     ========

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level.

      In exchange-traded Treasury and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of Treasury and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchanges.

      Exchange-traded Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury performance. The value of Treasury futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

      In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amounts and fair values of derivatives by type of hedge designation at:

                           DECEMBER 31, 2004        DECEMBER 31, 2003
                        ------------------------ ------------------------
                                   FAIR VALUE               FAIR VALUE
                        NOTIONAL --------------- NOTIONAL ---------------
                         AMOUNT  ASSET LIABILITY  AMOUNT  ASSET LIABILITY
                        -------- ----- --------- -------- ----- ---------
                                     (DOLLARS IN THOUSANDS)
       Type of Hedge
         Fair value     $  4,485 $  -   $  766   $112,366  $ -   $2,509
         Cash flow        12,043    -    4,095     12,043    -    2,355
         Non-qualifying   95,383  264    1,787    150,000   10        -
                        -------- ----   ------   --------  ---   ------
           Total        $111,911 $264   $6,648   $274,409  $10   $4,864
                        ======== ====   ======   ========  ===   ======

      The following table provides the settlement payments recorded in income for the:

                                               YEARS ENDED DECEMBER 31,
                                               -----------------------
                                                2004     2003    2002
                                                -----    -----   ----
                                               (DOLLARS IN THOUSANDS)
             Qualifying hedges:
               Net investment income           $(423)   $(420)   $  -
             Non-qualifying hedges:
               Net investment gains and losses    24      (66)    (48)
                                                -----    -----   ----
                 Total                         $(399)   $(486)   $(48)
                                                =====    =====   ====

      FAIR VALUE HEDGES

      The Company designates and accounts for foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments as fair value hedges when they have met the requirements of SFAS 133.

      The Company recognized Net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                           -----------------------
                                                            2004         2003
                                                             -----       -------
                                                           (DOLLARS IN THOUSANDS)
      Changes in the fair value of fair value hedges       $(308)      $(2,509)
      Changes in the items hedged by fair value hedges       156           427
                                                             -----       -------
      Net ineffectiveness of fair value hedging activities $(152)      $(2,082)
                                                             =====       =======

      The Company did not have any fair value hedges at December 31, 2002.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      CASH FLOW HEDGES

      The company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments when they have met the requirements of SFAS 133.

      For the years ended December 31, 2004 and 2003, the Company recognized Net investment gains (losses) of $48 thousand and ($144) thousand, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivatives gains or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments. The Company did not have any cash flow hedges at December 31, 2002.

      Presented below is a roll forward of the components of Other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                               2004         2003
                                                               -------       -----
                                                             (DOLLARS IN THOUSANDS)
   Other comprehensive income (loss) balance at the
     beginning of the year                                   $  (673)      $   -
   Gains (losses) deferred in other comprehensive income
     (loss) on the effective portion of cash flow hedges      (3,326)       (673)
                                                               -------       -----
   Other comprehensive income (losses) balance at the end of
     the year                                                $(3,999)      $(673)
                                                               =======       =====

      At December 31, 2004, approximately $211 thousand of the deferred net gains on derivatives accumulated in Other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2005.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and Treasury futures to minimize its exposure to interest rate volatility and (ii) RSATs to synthetically create investments.

      For the years ended December 31, 2004, 2003 and 2002, the Company recognized as Net investment losses changes in fair value of ($6,101) thousand, ($0) thousand and ($104) thousand, respectively, related to derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

      The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding DAC for the years ended December 31, 2004, 2003 and 2002 is as follows (dollars in thousands):

                Balance at January 1, 2002             $181,256
                Capitalizations                         128,517
                                                       --------
                    Total                               309,773
                                                       --------
                Amortization related to:
                  Unrealized investment gains (losses)   35,836
                  Other expenses                          1,695
                                                       --------
                    Total amortization                   37,531
                                                       --------
                Balance at December 31, 2002            272,242
                Capitalizations                         248,954
                                                       --------
                    Total                               521,196
                                                       --------
                Amortization related to:
                  Net investment gains (losses)          (1,878)
                  Unrealized investment gains (losses)    7,442
                  Other expenses                         13,383
                                                       --------
                    Total amortization                   18,947
                                                       --------
                Balance at December 31, 2003            502,249
                Capitalizations                         281,067
                                                       --------
                    Total                               783,316
                                                       --------
                Amortization related to:
                  Net investment gains (losses)          (1,510)
                  Unrealized investment gains (losses)  (10,173)
                  Other expenses                        116,913
                                                       --------
                    Total amortization                  105,230
                                                       --------
                  Dispositions and other                   (461)
                                                       --------
                Balance at December 31, 2004           $677,625
                                                       ========

      Amortization of DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions and methodology used in establishing DAC amortization. During 2004 the Company entered into a new reinsurance treaty with an affiliated party and updated significant parts of the underlying assumptions used to establish DAC amortization. As a result of the new reinsurance treaty and updated assumption, the Company re-estimated the cumulative amortization and recorded a cumulative charge to the current period of $74 million, before income tax, causing an increase in amortization related to other expenses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements are as follows:

                                             SALES INDUCEMENTS
                                           ----------------------
                                           (DOLLARS IN THOUSANDS)
              Balance at January 1, 2004          $ 93,690
              Capitalization                        64,800
              Amortization                         (15,602)
                                                  --------
              Balance at December 31, 2004        $142,888
                                                  ========

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

   ANNUITY CONTRACTS

                                                      DECEMBER 31, 2004
                                                --------------------------
                                                IN THE EVENT        AT
                                                  OF DEATH     ANNUITIZATION
                                                ------------   -------------
                                                   (DOLLARS IN THOUSANDS)
   RETURN OF NET DEPOSITS
     Separate account value                      $4,000,933            N/A
     Net amount at risk                          $    9,348(1)         N/A
     Average attained age of contractholders       60 years            N/A

   ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
     Separate account value                      $6,341,749     $7,697,028
     Net amount at risk                          $   66,365(1)  $   24,094(2)
     Average attained age of contractholders       61 years       58 years

             (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

             (2) The net amount at risk for guarantees of amounts at
                 annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      Liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts are as follows:

                                              ANNUITY CONTRACTS
                                       ------------------------------
                                       GUARANTEED  GUARANTEED
                                         DEATH    ANNUITIZATION
                                        BENEFITS    BENEFITS    TOTAL
                                       ---------- ------------- -----
                                           (DOLLARS IN THOUSANDS)
          Balance at January 1, 2004      $ 92        $ 570     $ 662
          Incurred guaranteed benefits     (92)        (570)     (662)
                                          ----        -----     -----
          Balance at December 31, 2004    $  -        $   -     $   -
                                          ====        =====     =====

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ----------------------
                                        (DOLLARS IN THOUSANDS)
                  MUTUAL FUND GROUPINGS
                    Equity                    $7,455,862
                    Bond                         694,960
                    Balanced                     415,658
                    Money Market                 110,459
                    Specialty                     70,280
                                              ----------
                      Total                   $8,747,219
                                              ==========

      SEPARATE ACCOUNTS

      Separate accounts include pass-through separate accounts totaling $10,290,845 thousand and $6,368,724 thousand at December 31, 2004 and 2003 respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $158,657 thousand, $88,441 thousand and $33,761 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 75% of the mortality risk for all new individual life insurance policies that it writes. The Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The Company reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                    -------------------------
                                                      2004     2003     2002
                                                    -------  -------  -------
                                                      (DOLLARS IN THOUSANDS)
 Direct premiums                                    $14,231  $10,886  $28,835
 Reinsurance ceded                                   (5,563)  (5,098)  (4,874)
                                                    -------  -------  -------
 Net premiums                                       $ 8,668  $ 5,788  $23,961
                                                    =======  =======  =======
 Reinsurance recoveries netted against policyholder
   benefits                                         $ 1,414  $ 3,567  $ 4,910
                                                    =======  =======  =======

      Reinsurance recoverables, included in premiums and other receivables, were $35,242 thousand and $31,793 thousand at December 31, 2004 and 2003, respectively.

6.  DEBT

      Debt consisted of the following:

                                                               DECEMBER 31,
                                                              ----------------------
                                                               2004        2003
                                                                -------    -------
                                                              (DOLLARS IN THOUSANDS)
  Surplus notes, interest rate 5%, maturity date upon request $25,000     $25,000
  Surplus notes, interest rate LIBOR plus .75%, maturity date
    upon request                                               10,000      10,000
                                                                -------    -------
    Total long-term debt                                      $35,000     $35,000
                                                                =======    =======

      Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Delaware Superintendent of Insurance, the surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time.

      The aggregate maturities of long-term debt for the Company are payable upon regulatory approval.

      Interest expense related to the Company's indebtedness, included in other expenses, was $1,501 thousand, $2,049 thousand and $1,640 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

7.  INCOME TAXES

      The provision (benefit) for income taxes for operations was as follows:

                                              YEARS ENDED DECEMBER 31,
                                            ----------------------------
                                              2004      2003      2002
                                            --------  --------  --------
                                               (DOLLARS IN THOUSANDS)
       Current:
         Federal                            $(90,974) $ 55,612  $ 15,353
         State                                 3,716     2,507         -
       Deferred:
         Federal                              99,654   (38,540)  (24,387)
         State                                 4,450    (1,284)        -
                                            --------  --------  --------
       Provision (benefit) for income taxes $ 16,846  $ 18,295  $ (9,034)
                                            ========  ========  ========

      Income tax (benefit) provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following:

                                                   YEARS ENDED DECEMBER 31,
                                                  -------------------------
                                                    2004     2003     2002
                                                  -------  -------  -------
                                                    (DOLLARS IN THOUSANDS)
   Tax provision (benefit) at U.S. statutory rate $14,534  $19,487  $(6,298)
   Tax effect of:
     Tax exempt investment income                  (3,366)  (2,212)  (2,735)
     State tax net of federal benefit               5,308      795        -
     Other, net                                       370      225       (1)
                                                  -------  -------  -------
   Provision (benefit) for income taxes           $16,846  $18,295  $(9,034)
                                                  =======  =======  =======

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                         DECEMBER 31,
                                                      ----------------------
                                                        2004        2003
                                                       --------    --------
                                                      (DOLLARS IN THOUSANDS)
       Deferred income tax assets:
           Policyholder liabilities and receivables   $164,773    $218,403
           Other, net                                    1,407       1,878
                                                       --------    --------
                                                       166,180     220,281
                                                       --------    --------
       Deferred income tax liabilities:
           Deferred policy acquisition costs           212,505     158,701
           Investments                                  13,678      16,366
           Net unrealized investment gains              19,119      21,144
           Other, net                                        -       1,284
                                                       --------    --------
                                                       245,302     197,495
                                                       --------    --------
       Net deferred income tax asset (liability)      $(79,122)   $ 22,786
                                                       ========    ========

      The Company joined MetLife's includable affiliates in filing a federal income tax return. The consolidating companies have executed a Tax Allocation Agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (losses) contributes to or reduces consolidated federal tax expense. Pursuant to the tax allocation agreement, the amounts due to
      (from) affiliates are $175,083 thousand and ($32,021) thousand in 2004 and 2003, respectively.

      All years through and including 2000 are closed and no longer subject to Internal Revenue Service audit. The years 2001 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

8.  COMMITMENTS AND CONTINGENCIES

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. The Company continues to fully cooperate with these inquiries.

      Various litigation, claims, requests or assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters that may be brought against the Company, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

      COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

      The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were approximately $110 thousand and $652 thousand at December 31, 2004 and December 31, 2003, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

      GUARANTEES

      In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

      The fair value of such indemnities, guarantees and commitments entered into during 2004 was insignificant and thus no liabilities were recorded. The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant.

      In conjunction with replication synthetic asset transaction, as described in Note 3, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits become worthless, is $3,400 thousand at December 31, 2004. The credit default swaps expire at various times during the next three years.

9.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Delaware Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company's surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. Since the Company statutory unassigned funds surplus is less than zero, the Company cannot pay any dividends without prior approval of the Commissioner.

      STATUTORY EQUITY AND INCOME

      The National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net loss of the Company, a Delaware domiciled insurer, was $200,656 thousand for the year ended December 31, 2004. Statutory net income of the Company was $101,210 thousand and $13,402 thousand for the years ended December 31, 2003 and 2002, respectively. Statutory capital and surplus was $381,550 thousand and $295,857 thousand at December 31, 2004 and 2003, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                           YEARS ENDED DECEMBER 31,
                                                         ---------------------------
                                                           2004      2003     2002
                                                         --------  -------  --------
                                                            (DOLLARS IN THOUSANDS)
Holding gains (losses) on investments arising during the
  year                                                   $(43,403) $(2,590) $ 34,331
Income tax effect of holding gains (loss)                  15,191      906   (11,657)
Reclassification adjustments:
  Recognized holding losses included in current year
    income                                                  6,126    4,377    34,084
  Amortization of premiums and accretion of discounts
    associated with investments                            21,319   18,048     5,467
  Income tax effect                                        (9,605)  (7,849)  (13,605)
Allocation of holding losses on investments relating to
  other policyholder amounts                               10,173   (7,442)  (35,836)
Income tax effect of allocation of holding gains or
  losses to other policyholder amounts                     (3,561)   2,605    12,327
                                                         --------  -------  --------
Other comprehensive income (loss)                        $ (3,760) $ 8,055  $ 25,111
                                                         ========  =======  ========

10. OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 YEARS ENDED DECEMBER 31,
                                             -------------------------------
                                                2004       2003       2002
                                             ---------  ---------  ---------
                                                  (DOLLARS IN THOUSANDS)
  Commissions                                $ 237,576  $ 216,491  $ 116,733
  Interest and debt issue costs                  1,501      2,049      1,640
  Amortization of policy acquisition costs     115,403     11,505      1,695
  Capitalization of policy acquisition costs  (281,067)  (248,954)  (128,517)
  Rent, net of sublease income                       -          -       (122)
  Other                                        105,056     93,367     68,518
                                             ---------  ---------  ---------
    Total other expenses                     $ 178,469  $  74,458  $  59,947
                                             =========  =========  =========

11. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                NOTIONAL  CARRYING  ESTIMATED
                                                 AMOUNT    VALUE    FAIR VALUE
 DECEMBER 31, 2004                              -------- ---------- ----------
                                                    (DOLLARS IN THOUSANDS)
 ASSETS:
   Fixed maturities                                      $3,443,051 $3,443,051
   Equity securities                                              7          7
   Mortgage loans on real estate                            402,057    431,471
   Policy loans                                              34,959     34,959
   Short-term investments                                   130,374    130,374
   Cash and cash equivalents                                144,288    144,288
   Commitments to fund partnership investments    $110            -          -
 LIABILITIES:
   Policyholder account balances                          4,590,613  4,262,400
   Long-term debt                                            35,000     35,000
   Payable under securities loaned transactions             789,986    789,986


                                                NOTIONAL  CARRYING  ESTIMATED
                                                 AMOUNT    VALUE    FAIR VALUE
 DECEMBER 31, 2003                              -------- ---------- ----------
                                                    (DOLLARS IN THOUSANDS)
 ASSETS:
   Fixed maturities                                      $3,522,671 $3,522,671
   Equity securities                                          2,027      2,027
   Mortgage loans on real estate                            431,973    467,190
   Policy loans                                              35,768     35,768
   Short-term investments                                   137,295    137,295
   Cash and cash equivalents                                199,952    199,952
   Commitments to fund partnership investments    $652            -          -
 LIABILITIES:
   Policyholder account balances                          3,769,822  3,317,970
   Long-term debt                                            35,000     35,000
   Payable under securities loaned transactions             667,853    667,853

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES AND EQUITY SECURITIES

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

      LONG-TERM DEBT AND PAYABLES UNDER SECURITIES LOANED TRANSACTIONS

      The fair values of long-term debt and payables under securities loaned transactions are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments, including financial futures, foreign currency swaps and interest rate caps are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for the years 2004, 2003 and 2002. The affiliated companies are Metropolitan Life, which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2004, 2003 and 2002 for the Company, recorded in other expenses, were $108,653 thousand, $94,935 thousand and $58,728 thousand, respectively.

      Since the Company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

      The Company received a cash capital contribution of $300,000 thousand and $50,000 thousand from MLIG for the year ended 2004 and 2003, respectively. There were no capital contributions for the year ended 2002.

13. SUBSEQUENT EVENT

      Effective January 1, 2005, the Company entered into a reinsurance agreement with General American Life Insurance Company ("GALIC"), an affiliate. The Company assumed 100% of GALIC's liabilities, net of existing reinsurance, for certain guaranteed level term, universal life and joint survivorship policies issued on and after January 1, 2000. Concurrently, the Company entered into a reinsurance agreement with Exeter Reassurance Company ("Exeter"), an affiliate, under which Exeter will reinsure a 100% quota share of the secondary guarantee risks, net of existing reinsurance, associated with the universal life business assumed from GALIC.

      The Company issued a $400 million surplus note to MetLife on March 15, 2005, to provide the necessary funding for the reinsurance transactions. The surplus note was issued at par, at a rate per annum of 7.349%, with a maturity date of April 1, 2035.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements


The following financial statements of the Separate Account are included in Part B hereof:


1.             Report of Independent Auditors.


2.             Statement of Assets and Liabilities as of December 31, 2004.

3.             Statement of Operations for the year ended December 31, 2004.

4. Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.

5.             Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:


1.             Report of Independent Auditors.


2.             Balance Sheets as of December 31, 2004 and 2003.

3. Statements of Income for the years ended December 31, 2004, 2003 and 2002.

4. Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

5.             Statements of Cash Flows for the years ended December 31, 2004,
               2003 and 2002.


6.             Notes to Financial Statements.


b.   Exhibits


1. Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

2.             Not Applicable.

3.  (i)        Principal Underwriter's and Selling Agreement (effective January
               1, 2001)(6)

    (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

4.  (i)        Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract(1)

    (ii)       Enhanced Dollar Cost Averaging Rider(1)

    (iii)      Three Month Market Entry Rider(1)

    (iv)       Death Benefit Rider - Principal Protection(1)

    (v)        Death Benefit Rider - Compounded-Plus(1)

    (vi)       Death Benefit Rider - (Annual Step-Up)(1)

    (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

    (viii)     Additional Death Benefit Rider - (Earnings Preservation
               Benefit)(1)

    (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

    (x)        Terminal Illness Rider(1)

    (xi)       Individual Retirement Annuity Endorsement(1)

    (xii)      Roth Individual Retirement Annuity Endorsement(1)

    (xiii)     401 Plan Endorsement(1)

    (xiv)      Tax Sheltered Annuity Endorsement(1)

    (xv)       Unisex Annuity Rates Rider(1)

    (xvi) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company)(3)

    (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)

    (xviii) Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)

    (xix)      Form of Contract Schedule [Series C, L, VA, or XC] 8028-2
               (7/04)(6)

    (xx)       Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

    (xxi)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

    (xxii)     401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

    (xxiii)    Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

    (xxiv)     Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)


    (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2(05/05)(7)


    (xxvi)     Form of Enhanced Dollar Cost Averaging Rider 8013-1( 05/05)(7)


    (xxvii)    Form of Three Month Market Entry Rider 8104-1 (05/05)(7)

    (xxviii) Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05) (filed herewith)


5.  (i)        Form of Variable Annuity Application(2)

    (ii)       Form of Variable Annuity Application 8029 (7/04)
               APPVA-504USAVA(6)


    (iii)      Form of Variable Annuity Application 8029 (1/05)
               APPAVA105USAVA(7)


6.  (i)        Copy of Restated Articles of Incorporation of the Company(6)

    (ii)       Copy of the Bylaws of the Company(6)

    (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(6)

    (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(6)

    (v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(6)

    (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

    (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(6)


    (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00(6)

7.  (i)        Reinsurance Agreement between MetLife Investors USA Insurance
               Company and Metropolitan Life Insurance Company(4)


    (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.(4)

8.  (i)        Form of Participation Agreement Among Metropolitan Series Fund,
               Inc., Metropolitan Life Insurance Company and Security First Life
               Insurance Company(3)

    (ii) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(6)

9.             Opinion and Consent of Counsel(5)


10. (i) Consent of Independent Registered Public Accounting Firm (filed herewith)

    (ii) Consent of Counsel (Sutherland Asbill & Brennan LLP) (filed herewith)

    (iii) Consent of Counsel (Metlife Investors USA Insurance Company) (filed herewith)


11.            Not Applicable.

12.            Not Applicable.

13. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper.(5)

(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333- 54464 and 811-03365) filed electronically on April 13, 2001.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333- 54464 and 811-03365) filed electronically on April 30, 2003.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333- 54464 and 811-03365) filed electronically on April 27, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333- 54464 and 811-03365) filed electronically on July 15, 2004.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333- 54464 and 811-03365) filed electronically on January 18, 2005.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------
Michael K. Farrell                    Chairman of the Board, President,
22 Corporate Plaza Drive              Chief Executive Officer and Director
Newport Beach, CA 92660

Susan A. Buffum                       Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                      Executive Vice President,
22 Corporate Plaza Drive              Chief Financial Officer and Director
Newport Beach, CA 92660

Michael R. Fanning                    Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                   Director
260 Madison Avenue
New York, NY 10016

George Foulke                         Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                      Executive Vice President and Director
501 Boylston Street
Boston, MA 02116

Kevin J. Paulson                      Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                    Executive Vice President, General
22 Corporate Plaza Drive              Counsel, Secretary and Director
Newport Beach, CA 92660

Helayne F. Klier                      Executive Vice President
260 Madison Avenue
New York, NY 10016

Jeffrey A. Tupper                     Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                  Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

Roberto Baron                         Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Leonard M. Bakal                      Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Betty Davis                           Vice President
1125 - 17th Street
Denver, CO 80202

Brian C. Kiel                         Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                 Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                      Vice President
501 Route 22
Bridgewater, NJ 08907

Karen A. Johnson                      Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                      Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Henryk K. Sulikowski, Jr.             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Anthony J. Williamson                 Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Group, Inc. which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of February 28, 2005, there were 21,048 qualified contract owners and 11,074 non-qualified contract owners of Series VA Contracts.


ITEM 28. INDEMNIFICATION

     A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


               Met Investors Series Trust
               MetLife Investors Variable Annuity Account One MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One
               MetLife Investors Variable Life Account Five
               First MetLife Investors Variable Annuity Account One General American Separate Account Eleven
               General American Separate Account Twenty-Eight General American Separate Account Twenty-Nine General American Separate Account Two
               Security Equity Separate Account Twenty-Six
               Security Equity Separate Account Twenty-Seven Separate Account A of Paragon Life
               Separate Account B of Paragon Life
               Separate Account C of Paragon Life
               Separate Account D of Paragon Life


     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.


Name and Principal Business Address   Positions and Offices with Underwriter
-----------------------------------   --------------------------------------
Michael K. Farrell                    Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Craig W. Markham                      Director
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                    Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Leslie Sutherland                     President
1 Metlife Plaza
Long Island City NY 11101

Timothy A. Spangenberg                Executive Vice President,
13045 Tesson Ferry Road               Chief Financial Officer
St. Louis, MO 63128

Elizabeth M. Forget                   Executive Vice President,
260 Madison Avenue                    Chief Marketing Officer
New York, NY 10016

Edward C. Wilson                      Executive Vice President,
22 Corporate Plaza Drive              Chief Distribution Officer
Newport Beach, CA 92660

Paul A. LaPiana                       Executive Vice President,
22 Corporate Plaza Drive              Life Insurance Distribution Division
Newport Beach, CA 92660

Helayne F. Klier                      Executive Vice President
260 Madison Avenue
New York, NY 10016

Richard C. Pearson                    Executive Vice President,
22 Corporate Plaza Drive              General Counsel, Secretary
Newport Beach, CA 92660

Anthony J. Williamson                 Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Charles M. Deuth                      Vice President, National Accounts
22 Corporate Plaza Drive              and Director
Newport Beach, CA 92660

Deborah L. Buffington                 Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660


     (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                (2)
                                         Net Underwriting        (3)            (4)            (5)
             (1)                           Discounts And     Compensation    Brokerage        Other
Name of Principal Underwriter               Commissions     On Redemption   Commissions   Compensation
--------------------------------------   ----------------   -------------   -----------   ------------
MetLife Investors Distribution Company     $183,550,302           $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant

     (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c)  State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
          02110

     (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

     (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660


     (f)  MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g)  MetLife, 501 Boylston Street, Boston, MA 02116

     (h)  MetLife, 200 Park Avenue, New York, NY 10166

     (i)  MetLife, 1125 17th Street, Denver, CO 80202



ITEM 31. MANAGEMENT SERVICES


     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 25th day of April 2005.


                                     METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                     (Registrant)

                                     By: METLIFE INVESTORS USA INSURANCE COMPANY


                                     By: /s/ Michael K. Farrell
                                         ---------------------------------------
                                         Michael K. Farrell
                                         President and Chief Executive Officer


                                     METLIFE INVESTORS USA INSURANCE COMPANY
                                     (Depositor)


                                     By: /s/ Michael K. Farrell
                                         ---------------------------------------
                                         Michael K. Farrell
                                         President and Chief Executive Officer


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2005.



/s/ Michael K. Farrell*              Chairman of the Board, Chief Executive
----------------------------------   Officer, President and Director
Michael K. Farrell


/s/ James P. Bossert*                Executive Vice President and
----------------------------------   Chief Financial Officer
James P. Bossert                     (Principal Accounting Officer) and Director


/s/ Susan A. Buffum*                 Director
----------------------------------
Susan A. Buffum


/s/ Michael R. Fanning*              Director
----------------------------------
Michael R. Fanning


/s/ Elizabeth M. Forget*             Director
----------------------------------
Elizabeth M. Forget


/s/ George Foulke*                   Director
----------------------------------
George Foulke


/s/ Hugh C. McHaffie*                Director
----------------------------------
Hugh C. McHaffie


/s/ Richard C. Pearson*              Director
----------------------------------
Richard C. Pearson


/s/ Jeffrey A. Tupper*               Director
----------------------------------
Jeffrey A. Tupper



                                     *By: /s/ Michele H. Abate
                                          --------------------------------------
                                          Michele H. Abate, Attorney-In-Fact
                                          April 25, 2005


* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464/811-03365) filed as Exhibit 13 on April 27, 2004.

                                    EXHIBITS

4(xxviii) Form of Contract Schedule (GMIB Plus or GMIB III)

10(i)     Consent of Independent Registered Public Accounting Firm

10(ii)    Consent of Sutherland Asbill & Brennan LLP

10(iii)   Consent of Counsel (MetLife Investors USA Insurance Company)